Diamond Hill Small Cap Fund

Schedule of Investments

September 30, 2024 (Unaudited)

Common Stocks - 99.2%	Shares	Fair Value
Consumer Discretionary - 8.9%
Century Communities, Inc.	16,786	$1,728,622
Green Brick Partners, Inc. (a)	13,622	1,137,709
Johnson Outdoors, Inc., Class A (b)	27,436	993,183
Red Rock Resorts, Inc., Class A	253,687	13,810,720
Rocky Brands, Inc. (b)	90,795	2,892,729
Vail Resorts, Inc.	4,757	829,097
		21,392,060
Consumer Staples - 10.2%
Cal-Maine Foods, Inc.	61,290	4,586,944
Lancaster Colony Corp.	35,083	6,194,605
Mama's Creations, Inc. (a)(b)	254,834	1,860,288
Oil-Dri Corp. of America (b)	75,079	5,179,700
Post Holdings, Inc. (a)	45,421	5,257,481
Seaboard Corp.	459	1,439,883
		24,518,901
Energy - 5.1%
Centrus Energy Corp., Class A (a)(b)	90,483	4,962,992
Civitas Resources, Inc.	108,265	5,485,787
Magnolia Oil & Gas Corp., Class A (b)	68,493	1,672,599
		12,121,378
Financials - 21.8%
Bank OZK	178,490	7,673,285
BOK Financial Corp.	43,015	4,500,229
Enstar Group Ltd. (a)	19,685	6,330,499
First Western Financial, Inc. (a)(b)	72,061	1,441,220
International General Insurance Holdings Ltd. (b)	111,530	2,119,070
Live Oak Bancshares, Inc.	225,402	10,677,293
Mr. Cooper Group, Inc. (a)	94,059	8,670,359
Silvercrest Asset Management Group, Inc., Class A	89,967	1,551,031
Triumph Financial, Inc. (a)	100,269	7,975,396
Webster Financial Corp.	28,214	1,315,054
		52,253,436
Health Care - 9.3%
Astrana Health, Inc. (a)(b)	128,269	7,431,906
Enovis Corp. (a)	244,065	10,506,998

Diamond Hill Small Cap Fund

Schedule of Investments (Continued)

September 30, 2024 (Unaudited)

Common Stocks - 99.2% (Continued)	Shares	Fair Value
Health Care - 9.3% (Continued)
UFP Technologies, Inc. (a)	14,119	$4,471,487
		22,410,391
Industrials - 28.8%
Allegiant Travel Co. (b)	138,201	7,609,347
Allient, Inc.	168,427	3,198,429
Concrete Pumping Holdings, Inc. (a)	534,000	3,091,860
Douglas Dynamics, Inc. (b)	122,616	3,381,749
Ducommun, Inc. (a)	97,348	6,408,419
Energy Recovery, Inc. (a)	226,345	3,936,140
ESAB Corp.	15,941	1,694,688
First Advantage Corp. (a)	579,123	11,495,592
FTAI Aviation Ltd. (b)	49,896	6,631,178
Gates Industrial Corp. plc (a)	172,616	3,029,411
Graham Corp. (a)	111,965	3,313,044
Insperity, Inc.	25,381	2,233,528
Miller Industries, Inc.	54,575	3,329,075
Perma-Fix Environmental Services, Inc. (a)(b)	131,317	1,611,260
Proficient Auto Logistics, Inc. (a)	67,317	954,555
Thermon Group Holdings, Inc. (a)	32,822	979,408
WESCO International, Inc.	11,671	1,960,495
WNS Holdings Ltd. (a)(b)	80,270	4,231,032
		69,089,210
Information Technology - 1.6%
Progress Software Corp. (b)	20,600	1,387,822
Rimini Street, Inc. (a)(b)	1,016,455	1,880,442
Sanmina Corp. (a)	9,942	680,530
		3,948,794
Materials - 9.2%
Ashland, Inc.	91,343	7,944,101
Core Molding Technologies, Inc. (a)	86,860	1,494,861
Haynes International, Inc.	2,781	165,581
Orion SA	20,559	366,156
Taseko Mines Ltd. (a)(b)	1,463,263	3,687,423
United States Lime & Minerals, Inc.	86,020	8,400,713
		22,058,835

Diamond Hill Small Cap Fund

Schedule of Investments (Continued)

September 30, 2024 (Unaudited)

Common Stocks - 99.2% (Continued)	Shares	Fair Value
Real Estate - 3.3%
CubeSmart	17,671	$951,230
Ryman Hospitality Properties, Inc.	64,782	6,947,222
		7,898,452
Utilities - 1.0%
UGI Corp.	94,423	2,362,463

Total Common Stocks (Cost $146,686,290)		$238,053,920

Registered Investment Companies - 5.0%	Shares	Fair Value
State Street Institutional US Government Money Market Fund - Premier Class, 4.94% (c)	1,970,396	$1,970,396
State Street Navigator Securities Lending Portfolio I, 4.74% (c)(d)	10,088,029	10,088,029
Total Registered Investment Companies (Cost $12,058,425)		$12,058,425

Total Investment Securities - 104.2% (Cost $158,744,715)		$250,112,345

Liabilities in Excess of Other Assets - (4.2)%		(10,012,405)

Net Assets - 100.0%		$240,099,940

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of September 30, 2024 was $34,321,887.
(c)	The rate shown is the 7-day effective yield as of September 30, 2024.
(d)	This security was purchased using cash collateral held from securities on loan. Securities on loan are also collateralized by various U.S. Treasury and government agency securities in the amount of $24,672,770.

plc - Public Limited Company

SA - Societe Anonyme

Diamond Hill Small-Mid Cap Fund

Schedule of Investments

September 30, 2024 (Unaudited)

Common Stocks - 97.1%	Shares	Fair Value
Communication Services - 1.3%
Liberty Media Corp. - Liberty Formula One - Series C (a)	230,469	$17,845,215

Consumer Discretionary - 10.5%
Bath & Body Works, Inc.	257,643	8,223,964
CarMax, Inc. (a)	177,876	13,764,045
Lear Corp.	107,329	11,714,960
NVR, Inc. (a)	3,384	33,203,131
Red Rock Resorts, Inc., Class A (b)	1,258,809	68,529,562
Vail Resorts, Inc.	35,238	6,141,631
		141,577,293
Consumer Staples - 6.7%
Lancaster Colony Corp.	163,665	28,898,329
Post Holdings, Inc. (a)	534,997	61,925,903
		90,824,232
Energy - 3.6%
Civitas Resources, Inc.	415,731	21,065,090
Coterra Energy, Inc.	838,458	20,081,069
Magnolia Oil & Gas Corp., Class A (b)	271,004	6,617,918
		47,764,077
Financials - 18.2%
Bank OZK	324,142	13,934,865
BOK Financial Corp.	157,402	16,467,397
Brown & Brown, Inc.	78,721	8,155,496
Enstar Group Ltd. (a)	47,966	15,425,386
First Horizon Corp.	594,430	9,231,498
Live Oak Bancshares, Inc. (b)	753,468	35,691,779
Loews Corp.	124,712	9,858,484
Mr. Cooper Group, Inc. (a)	555,139	51,172,713
RenaissanceRe Holdings Ltd. (b)	99,055	26,982,582
Stifel Financial Corp.	147,230	13,824,897
Synovus Financial Corp.	270,823	12,043,499
Webster Financial Corp.	713,008	33,233,303
		246,021,899
Health Care - 7.2%
Boston Scientific Corp. (a)	92,969	7,790,802

Diamond Hill Small-Mid Cap Fund

Schedule of Investments (Continued)

September 30, 2024 (Unaudited)

Common Stocks - 97.1% (Continued)	Shares	Fair Value
Health Care - 7.2% (Continued)
Enovis Corp. (a)(b)	551,064	$23,723,305
Envista Holdings Corp. (a)(b)	600,147	11,858,905
Fortrea Holdings, Inc. (a)(b)	659,167	13,183,340
Labcorp Holdings, Inc.	99,740	22,289,895
Perrigo Co. plc	710,927	18,647,615
		97,493,862
Industrials - 26.4%
Alaska Air Group, Inc. (a)	253,333	11,453,185
Allegiant Travel Co. (b)	264,955	14,588,422
Broadridge Financial Solutions, Inc.	27,216	5,852,256
Energy Recovery, Inc. (a)(b)	890,658	15,488,543
ESAB Corp.	125,323	13,323,088
First Advantage Corp. (a)	1,217,786	24,173,052
Fortune Brands Innovations, Inc.	152,494	13,652,788
Gates Industrial Corp. plc (a)	2,071,078	36,347,419
Helios Technologies, Inc.	156,621	7,470,822
Huntington Ingalls Industries, Inc.	74,933	19,810,786
Insperity, Inc.	131,702	11,589,776
Regal Rexnord Corp.	307,436	50,997,484
Sensata Technologies Holding plc	301,467	10,810,607
SS&C Technologies Holdings, Inc.	430,318	31,933,899
WESCO International, Inc.	407,259	68,411,367
WNS Holdings Ltd. (a)(b)	382,724	20,173,382
		356,076,876
Information Technology - 6.6%
Arrow Electronics, Inc. (a)	121,691	16,164,215
Ciena Corp. (a)	457,935	28,204,217
GoDaddy, Inc., Class A (a)	90,348	14,164,759
Progress Software Corp. (b)	157,561	10,614,885
VeriSign, Inc. (a)	106,917	20,309,953
		89,458,029
Materials - 3.1%
Ashland, Inc.	473,646	41,192,993

Diamond Hill Small-Mid Cap Fund

Schedule of Investments (Continued)

September 30, 2024 (Unaudited)

Common Stocks - 97.1% (Continued)	Shares	Fair Value
Real Estate - 12.5%
CubeSmart	948,356	$51,050,003
Jones Lang LaSalle, Inc. (a)	43,437	11,719,737
Mid-America Apartment Communities, Inc.	213,646	33,948,349
Rayonier, Inc.	737,417	23,730,079
Ryman Hospitality Properties, Inc.	216,121	23,176,816
UDR, Inc.	540,062	24,486,411
		168,111,395
Utilities - 1.0%
UGI Corp. (b)	525,000	13,135,500

Total Common Stocks (Cost $913,019,415)		$1,309,501,371

Registered Investment Companies - 5.1%	Shares	Fair Value
Diamond Hill Short Duration Securitized Bond Fund - Class Y (c)	1,037,216	$10,341,041
State Street Institutional US Government Money Market Fund - Premier Class, 4.94% (d)	27,841,452	27,841,452
State Street Navigator Securities Lending Portfolio I, 4.74% (d)(e)	30,405,434	30,405,434
Total Registered Investment Companies (Cost $68,588,624)		$68,587,927

Total Investment Securities - 102.2% (Cost $981,608,039)		$1,378,089,298

Liabilities in Excess of Other Assets - (2.2)%		(29,381,803)

Net Assets - 100.0%		$1,348,707,495

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of September 30, 2024 was $122,180,989.
(c)	Affiliated fund.

Value, December 31, 2023	$9,587,821
Purchases	478,757
Change in Unrealized Appreciation (Depreciation)	274,463
Value, September 30, 2024	$10,341,041
Income Distributions	$478,757

(d)	The rate shown is the 7-day effective yield as of September 30, 2024.
(e)	This security was purchased using cash collateral held from securities on loan. Securities on loan are also collateralized by various U.S. Treasury and government agency securities in the amount of $93,071,007.

plc - Public Limited Company

Diamond Hill Mid Cap Fund

Schedule of Investments

September 30, 2024 (Unaudited)

Common Stocks - 98.6%	Shares	Fair Value
Communication Services - 1.4%
Liberty Media Corp. - Liberty Formula One - Series C (a)	29,207	$2,261,498

Consumer Discretionary - 9.7%
CarMax, Inc. (a)	22,160	1,714,741
Lear Corp.	12,697	1,385,878
NVR, Inc. (a)	410	4,022,838
Red Rock Resorts, Inc., Class A	144,349	7,858,360
Vail Resorts, Inc.	4,579	798,074
		15,779,891
Consumer Staples - 7.6%
Lancaster Colony Corp.	18,538	3,273,255
Post Holdings, Inc. (a)	62,629	7,249,307
Sysco Corp.	22,542	1,759,629
		12,282,191
Energy - 2.4%
Civitas Resources, Inc.	17,951	909,577
Coterra Energy, Inc.	87,147	2,087,171
Diamondback Energy, Inc.	5,269	908,376
		3,905,124
Financials - 17.3%
Allstate Corp. (The)	17,182	3,258,566
American International Group, Inc.	84,940	6,220,156
Bank OZK	33,344	1,433,459
Fidelity National Information Services, Inc.	29,470	2,468,112
Hartford Financial Services Group, Inc. (The)	24,496	2,880,975
Loews Corp.	10,953	865,835
Mr. Cooper Group, Inc. (a)	46,057	4,245,534
Stifel Financial Corp.	10,767	1,011,021
Webster Financial Corp.	61,757	2,878,494
Willis Towers Watson plc	9,533	2,807,754
		28,069,906
Health Care - 8.4%
Boston Scientific Corp. (a)	48,032	4,025,082
Enovis Corp. (a)	54,983	2,367,018
Envista Holdings Corp. (a)(b)	70,422	1,391,539

Diamond Hill Mid Cap Fund

Schedule of Investments (Continued)

September 30, 2024 (Unaudited)

Common Stocks - 98.6% (Continued)	Shares	Fair Value
Health Care - 8.4% (Continued)
Humana, Inc.	9,704	$3,073,645
Labcorp Holdings, Inc.	12,090	2,701,873
		13,559,157
Industrials - 24.8%
Alaska Air Group, Inc. (a)	41,078	1,857,136
ESAB Corp.	11,712	1,245,103
Ferguson Enterprises, Inc.	9,388	1,864,175
Fortune Brands Innovations, Inc.	18,374	1,645,024
Huntington Ingalls Industries, Inc.	6,085	1,608,752
Insperity, Inc.	9,428	829,664
Johnson Controls International plc	29,783	2,311,459
L3Harris Technologies, Inc.	13,166	3,131,796
Parker-Hannifin Corp.	9,587	6,057,258
Regal Rexnord Corp.	37,371	6,199,101
Sensata Technologies Holding plc	37,622	1,349,125
SS&C Technologies Holdings, Inc.	55,191	4,095,724
WESCO International, Inc.	47,515	7,981,570
		40,175,887
Information Technology - 6.2%
Arrow Electronics, Inc. (a)	8,819	1,171,428
Check Point Software Technologies Ltd. (a)	7,293	1,406,163
Ciena Corp. (a)	55,660	3,428,099
GoDaddy, Inc., Class A (a)	10,555	1,654,813
VeriSign, Inc. (a)	12,902	2,450,864
		10,111,367
Materials - 5.7%
Ashland, Inc.	50,671	4,406,857
Freeport-McMoRan, Inc.	96,773	4,830,908
		9,237,765
Real Estate - 14.1%
CubeSmart	103,937	5,594,929
Extra Space Storage, Inc.	10,995	1,981,189
Jones Lang LaSalle, Inc. (a)	5,365	1,447,531
Mid-America Apartment Communities, Inc.	23,649	3,757,826
Rayonier, Inc.	57,560	1,852,281

Diamond Hill Mid Cap Fund

Schedule of Investments (Continued)

September 30, 2024 (Unaudited)

Common Stocks - 98.6% (Continued)	Shares	Fair Value
Real Estate - 14.1% (Continued)
Ryman Hospitality Properties, Inc.	25,939	$2,781,698
SBA Communications Corp., Class A	10,404	2,504,243
UDR, Inc.	66,213	3,002,097
		22,921,794
Utilities - 1.0%
UGI Corp.	65,470	1,638,059

Total Common Stocks (Cost $94,664,004)		$159,942,639

Registered Investment Companies - 1.6%	Shares	Fair Value
State Street Institutional US Government Money Market Fund - Premier Class, 4.94% (c) (Cost $2,571,129)	2,571,129	$2,571,129

Total Investment Securities - 100.2% (Cost $97,235,133)		$162,513,768

Liabilities in Excess of Other Assets - (0.2)%		(295,497)

Net Assets - 100.0%		$162,218,271

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of September 30, 2024 was $70,247. Securities on loan are collateralized by various U.S. Treasury and government agency securities in the amount of $71,989.
(c)	The rate shown is the 7-day effective yield as of September 30, 2024.

plc -	Public Limited Company

Diamond Hill Large Cap Fund

Schedule of Investments

September 30, 2024 (Unaudited)

Common Stocks - 96.8%	Shares	Fair Value
Consumer Discretionary - 12.9%
Amazon.com, Inc. (a)	1,195,979	$222,846,767
CarMax, Inc. (a)	2,633,037	203,744,403
General Motors Co.	5,294,359	237,399,058
Home Depot, Inc. (The)	371,384	150,484,797
Lear Corp.	816,440	89,114,426
NVR, Inc. (a)	14,541	142,673,384
Starbucks Corp.	1,527,406	148,906,811
		1,195,169,646
Consumer Staples - 6.7%
PepsiCo, Inc.	1,087,791	184,978,859
Sysco Corp.	3,040,706	237,357,510
Target Corp.	1,283,022	199,971,809
		622,308,178
Energy - 5.8%
ConocoPhillips	3,459,682	364,235,321
Diamondback Energy, Inc.	1,012,534	174,560,862
		538,796,183
Financials - 21.6%
Allstate Corp. (The)	983,739	186,566,101
American International Group, Inc.	5,496,864	402,535,351
Aon plc, Class A	471,385	163,094,496
Bank of America Corp.	7,607,802	301,877,583
Berkshire Hathaway, Inc., Class B (a)	410,880	189,111,629
Hartford Financial Services Group, Inc. (The)	1,233,869	145,115,333
KeyCorp	8,986,295	150,520,441
Nasdaq, Inc.	2,322,396	169,558,132
Visa, Inc., Class A	499,358	137,298,482
Wells Fargo & Co.	2,879,709	162,674,761
		2,008,352,309
Health Care - 17.5%
Abbott Laboratories	3,019,457	344,248,293
AbbVie, Inc.	675,554	133,408,404
Becton, Dickinson and Co.	653,983	157,675,301
HCA Healthcare, Inc.	639,133	259,762,825
Humana, Inc.	278,468	88,201,954

Diamond Hill Large Cap Fund

Schedule of Investments (Continued)

September 30, 2024 (Unaudited)

Common Stocks - 96.8% (Continued)	Shares	Fair Value
Health Care - 17.5% (Continued)
Labcorp Holdings, Inc.	805,210	$179,948,331
Medtronic plc	1,645,707	148,163,001
Pfizer, Inc.	7,639,649	221,091,442
Stryker Corp.	245,553	88,708,477
		1,621,208,028
Industrials - 19.4%
Builders FirstSource, Inc. (a)	604,780	117,242,651
Caterpillar, Inc.	658,463	257,538,049
Deere & Co.	434,520	181,338,232
Ferguson Enterprises, Inc.	670,510	133,143,171
L3Harris Technologies, Inc.	654,353	155,650,948
Parker-Hannifin Corp.	304,800	192,578,736
Regal Rexnord Corp. (b)	1,018,612	168,967,359
SS&C Technologies Holdings, Inc.	2,798,423	207,670,971
Union Pacific Corp.	829,592	204,477,836
Waste Management, Inc.	869,462	180,500,311
		1,799,108,264
Information Technology - 3.6%
Accenture plc, Class A	145,252	51,343,677
Texas Instruments, Inc.	1,378,725	284,803,223
		336,146,900
Materials - 3.9%
Freeport-McMoRan, Inc.	2,941,710	146,850,163
International Paper Co. (b)	1,913,708	93,484,636
Martin Marietta Materials, Inc.	227,717	122,568,675
		362,903,474
Real Estate - 4.2%
Extra Space Storage, Inc.	1,156,187	208,333,335
SBA Communications Corp., Class A	759,463	182,802,744
		391,136,079

Diamond Hill Large Cap Fund

Schedule of Investments (Continued)

September 30, 2024 (Unaudited)

Common Stocks - 96.8% (Continued)	Shares	Fair Value
Utilities - 1.2%
Dominion Energy, Inc.	1,899,929	$109,796,897

Total Common Stocks (Cost $6,476,883,637)		$8,984,925,958

Registered Investment Companies - 3.4%	Shares	Fair Value
State Street Institutional US Government Money Market Fund - Premier Class, 4.94% (c)	299,174,742	$299,174,742
State Street Navigator Securities Lending Portfolio I, 4.74% (c)(d)	12,906,433	12,906,433
Total Registered Investment Companies (Cost $312,081,175)		$312,081,175

Total Investment Securities - 100.2% (Cost $6,788,964,812)		$9,297,007,133

Liabilities in Excess of Other Assets - (0.2)%		(17,743,380)

Net Assets - 100.0%		$9,279,263,753

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of September 30, 2024 was $75,660,671.
(c)	The rate shown is the 7-day effective yield as of September 30, 2024.
(d)	This security was purchased using cash collateral held from securities on loan. Securities on loan are also collateralized by various U.S. Treasury and government agency securities in the amount of $64,923,050.

plc - Public Limited Company

Diamond Hill Large Cap Concentrated Fund

Schedule of Investments

September 30, 2024 (Unaudited)

Common Stocks - 97.1%	Shares	Fair Value
Consumer Discretionary - 13.2%
Amazon.com, Inc. (a)	8,319	$1,550,079
General Motors Co.	34,753	1,558,325
Home Depot, Inc. (The)	3,577	1,449,400
		4,557,804
Consumer Staples - 9.7%
PepsiCo, Inc.	8,088	1,375,364
Sysco Corp.	25,158	1,963,833
		3,339,197
Energy - 7.1%
ConocoPhillips	23,311	2,454,182

Financials - 16.6%
Allstate Corp. (The)	7,206	1,366,618
American International Group, Inc.	38,472	2,817,305
Bank of America Corp.	38,857	1,541,846
		5,725,769
Health Care - 20.3%
Abbott Laboratories	20,264	2,310,299
HCA Healthcare, Inc.	4,439	1,804,143
Labcorp Holdings, Inc.	6,019	1,345,126
Pfizer, Inc.	53,388	1,545,049
		7,004,617
Industrials - 17.6%
Caterpillar, Inc.	4,258	1,665,389
Parker-Hannifin Corp.	2,188	1,382,422
SS&C Technologies Holdings, Inc.	19,729	1,464,089
Union Pacific Corp.	6,289	1,550,113
		6,062,013
Information Technology - 5.3%
Texas Instruments, Inc.	8,905	1,839,506

Materials - 3.2%
Freeport-McMoRan, Inc.	21,790	1,087,757

Diamond Hill Large Cap Concentrated Fund

Schedule of Investments (Continued)

September 30, 2024 (Unaudited)

Common Stocks - 97.1% (Continued)	Shares	Fair Value
Real Estate - 4.1%
Extra Space Storage, Inc.	7,769	$1,399,896

Total Common Stocks (Cost $26,498,188)		$33,470,741

Registered Investment Companies - 2.4%	Shares	Fair Value
State Street Institutional US Government Money Market Fund - Premier Class, 4.94% (b) (Cost $846,769)	846,769	$846,769

Total Investment Securities - 99.5% (Cost $27,344,957)		$34,317,510

Other Assets in Excess of Liabilities - 0.5%		169,505

Net Assets - 100.0%		$34,487,015

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of September 30, 2024.

Diamond Hill Select Fund

Schedule of Investments

September 30, 2024 (Unaudited)

Common Stocks - 97.9%	Shares	Fair Value
Consumer Discretionary - 20.4%
Amazon.com, Inc. (a)	98,205	$18,298,538
CarMax, Inc. (a)	257,985	19,962,879
General Motors Co.	385,340	17,278,646
Lear Corp.	159,543	17,414,118
Red Rock Resorts, Inc., Class A	562,431	30,618,744
Starbucks Corp.	148,566	14,483,699
		118,056,624
Consumer Staples - 2.6%
Target Corp.	97,241	15,155,982

Energy - 2.0%
Diamondback Energy, Inc.	65,499	11,292,028

Financials - 21.4%
Allstate Corp. (The)	60,904	11,550,444
American International Group, Inc.	506,540	37,093,924
Bank of America Corp.	290,066	11,509,819
KeyCorp	1,109,566	18,585,230
Mr. Cooper Group, Inc. (a)	490,956	45,256,324
		123,995,741
Health Care - 10.8%
Abbott Laboratories	124,052	14,143,168
Enovis Corp. (a)	535,095	23,035,840
HCA Healthcare, Inc.	33,832	13,750,340
Pfizer, Inc.	406,129	11,753,373
		62,682,721
Industrials - 23.5%
Builders FirstSource, Inc. (a)	55,014	10,665,014
Cimpress plc (a)	350,337	28,699,607
Regal Rexnord Corp.	200,542	33,265,907
SS&C Technologies Holdings, Inc.	245,102	18,189,019
Union Pacific Corp.	74,279	18,308,288
WESCO International, Inc.	159,457	26,785,587
		135,913,422

Diamond Hill Select Fund

Schedule of Investments (Continued)

September 30, 2024 (Unaudited)

Common Stocks - 97.9% (Continued)	Shares	Fair Value
Information Technology - 6.1%
Coherent Corp. (a)	244,660	$21,752,721
Texas Instruments, Inc.	65,694	13,570,410
		35,323,131
Materials - 6.4%
Ashland, Inc.	324,264	28,201,240
International Paper Co. (b)	180,222	8,803,845
		37,005,085
Real Estate - 4.7%
Extra Space Storage, Inc.	75,676	13,636,058
SBA Communications Corp., Class A	55,729	13,413,970
		27,050,028

Total Common Stocks (Cost $385,410,566)		$566,474,762

Registered Investment Companies - 2.2%	Shares	Fair Value
State Street Institutional US Government Money Market Fund - Premier Class, 4.94% (c) (Cost $12,735,330)	12,735,330	$12,735,330

Total Investment Securities - 100.1% (Cost $398,145,896)		$579,210,092

Liabilities in Excess of Other Assets - (0.1)%		(329,533)

Net Assets - 100.0%		$578,880,559

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of September 30, 2024 was $7,150,956. Securities on loan are collateralized by various U.S. Treasury and government agency securities in the amount of $7,355,897.
(c)	The rate shown is the 7-day effective yield as of September 30, 2024.

plc - Public Limited Company

Diamond Hill Long-Short Fund

Schedule of Investments

September 30, 2024 (Unaudited)

Common Stocks - 91.7%	Shares	Fair Value
Communication Services - 11.7%
Alphabet, Inc., Class A (a)	446,060	$73,979,051
Comcast Corp., Class A (a)	363,204	15,171,031
Meta Platforms, Inc., Class A (a)	134,854	77,195,824
Verizon Communications, Inc. (a)	445,510	20,007,854
Walt Disney Co. (The) (a)	250,874	24,131,570
		210,485,330
Consumer Discretionary - 6.2%
Amazon.com, Inc. (a)(b)	103,295	19,246,957
Lear Corp. (a)	275,945	30,119,397
TJX Cos., Inc. (The) (a)	134,416	15,799,257
Ulta Beauty, Inc. (a)(b)	119,089	46,339,912
		111,505,523
Consumer Staples - 6.5%
Archer-Daniels-Midland Co. (a)	137,076	8,188,920
Constellation Brands, Inc., Class A (a)	98,429	25,364,169
Lamb Weston Holdings, Inc. (a)	411,234	26,623,289
Sysco Corp. (a)	382,405	29,850,534
Target Corp. (a)	169,985	26,493,862
		116,520,774
Energy - 4.2%
Chevron Corp. (a)	327,829	48,279,377
Coterra Energy, Inc. (a)	1,151,653	27,582,089
		75,861,466
Financials - 21.8%
Allstate Corp. (The) (a)	79,313	15,041,710
American International Group, Inc. (a)	1,058,665	77,526,038
Bank of America Corp. (a)(c)	602,015	23,887,955
Berkshire Hathaway, Inc., Class B (a)(b)	58,824	27,074,334
Citigroup, Inc. (c)	1,224,081	76,627,471
Fidelity National Information Services, Inc. (a)	356,691	29,872,871
Hartford Financial Services Group, Inc. (The) (a)	222,526	26,171,283
KKR & Co., Inc. (a)	102,163	13,340,445
Morgan Stanley (a)	202,252	21,082,748
Truist Financial Corp. (a)(c)	600,389	25,678,638
Visa, Inc., Class A	90,807	24,967,385

Diamond Hill Long-Short Fund

Schedule of Investments (Continued)

September 30, 2024 (Unaudited)

Common Stocks - 91.7% (Continued)	Shares	Fair Value
Financials - 21.8% (Continued)
Wells Fargo & Co. (a)	555,077	$31,356,300
		392,627,178
Health Care - 14.5%
Abbott Laboratories (a)	269,012	30,670,058
Becton, Dickinson and Co. (a)	108,906	26,257,237
Enovis Corp. (a)(b)	651,502	28,047,161
HCA Healthcare, Inc. (a)	115,171	46,808,950
Humana, Inc. (a)	94,519	29,937,948
Labcorp Holdings, Inc. (a)	136,884	30,590,836
Medtronic plc	256,096	23,056,323
Perrigo Co. plc (a)	632,625	16,593,754
Pfizer, Inc. (a)	988,065	28,594,601
		260,556,868
Industrials - 10.9%
ESAB Corp. (a)(c)	116,455	12,380,331
Johnson Controls International plc (a)(c)	192,920	14,972,521
Kirby Corp. (b)	48,763	5,970,054
L3Harris Technologies, Inc. (a)(c)	121,935	29,004,678
Parker-Hannifin Corp. (a)(c)	84,596	53,449,445
SS&C Technologies Holdings, Inc.	557,104	41,342,688
WNS Holdings Ltd. (a)(b)	741,080	39,062,327
		196,182,044
Information Technology - 10.9%
Ciena Corp. (a)(b)	515,293	31,736,896
Microsoft Corp. (a)(c)	172,477	74,216,853
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	219,170	38,063,254
Texas Instruments, Inc. (a)	123,441	25,499,207
VeriSign, Inc. (a)(b)(c)	140,200	26,632,392
		196,148,602
Materials - 2.3%
Ashland, Inc. (a)	185,274	16,113,280
Freeport-McMoRan, Inc.	489,089	24,415,323
		40,528,603

Diamond Hill Long-Short Fund

Schedule of Investments (Continued)

September 30, 2024 (Unaudited)

Common Stocks - 91.7% (Continued)	Shares	Fair Value
Real Estate - 1.4%
Extra Space Storage, Inc. (a)	135,510	$24,417,547

Utilities - 1.3%
Dominion Energy, Inc. (a)	410,380	23,715,860

Total Common Stocks (Cost $948,238,944)		$1,648,549,795

Registered Investment Companies - 41.4%	Shares	Fair Value
State Street Institutional US Government Money Market Fund - Premier Class, 4.94% (d)	140,474,099	$140,474,099
State Street Navigator Securities Lending Portfolio I, 4.74% (d)(e)	603,347,458	603,347,458
Total Registered Investment Companies (Cost $743,821,557)		$743,821,557

Total Investment Securities - 133.1% (Cost $1,692,060,501)		$2,392,371,352

Segregated Cash With Custodian - 35.3%		634,735,467

Investments Sold Short - (34.7)% (Proceeds $563,996,235)		(622,856,232)

Liabilities in Excess of Other Assets - (33.7)%		(606,177,110)

Net Assets - 100.0%		$1,798,073,477

(a)	All or a portion of the security is on loan. The total fair value of the securities on loan as of September 30, 2024 was $591,752,846.
(b)	Non-income producing security.
(c)	All or a portion of the shares have been pledged as collateral for open short positions.
(d)	The rate shown is the 7-day effective yield as of September 30, 2024.
(e)	This security was purchased using cash collateral held from securities on loan.

ADR -	American Depositary Receipt
plc -	Public Limited Company

Diamond Hill Long-Short Fund

Schedule of Investments Sold Short

September 30, 2024 (Unaudited)

Common Stocks - 34.7%	Shares	Fair Value
Consumer Discretionary - 11.7%
Acushnet Holdings Corp.	332,539	$21,199,361
Canada Goose Holdings, Inc.	781,015	9,786,118
Carvana Co., Class A	78,545	13,675,470
Choice Hotels International, Inc.	155,420	20,251,226
Deckers Outdoor Corp.	86,670	13,819,532
Etsy, Inc.	53,830	2,989,180
GameStop Corp., Class A	819,475	18,790,562
Garmin Ltd.	121,925	21,462,458
Royal Caribbean Cruises Ltd.	109,185	19,365,052
Shake Shack, Inc., Class A	120,942	12,482,424
Sweetgreen, Inc., Class A	657,355	23,303,235
Tesla, Inc.	39,657	10,375,461
United Parks and Resorts, Inc.	220,060	11,135,036
YETI Holdings, Inc.	272,400	11,176,572
		209,811,687
Consumer Staples - 2.8%
Clorox Co. (The)	68,255	11,119,422
e.l.f. Beauty, Inc.	18,725	2,041,587
WD-40 Co.	146,028	37,657,701
		50,818,710
Financials - 4.0%
Affirm Holdings, Inc., Class A	190,300	7,768,046
Bank of Hawaii Corp.	305,560	19,180,001
Blackstone Mortgage Trust, Inc., Class A	172,600	3,281,126
Commerce Bancshares, Inc.	310,435	18,439,839
First Financial Bankshares, Inc.	159,581	5,906,093
Palomar Holdings, Inc.	187,935	17,791,806
		72,366,911
Health Care - 2.1%
Doximity, Inc., Class A	699,785	30,489,632
Penumbra, Inc.	39,735	7,720,908
		38,210,540
Industrials - 3.6%
Cintas Corp.	37,536	7,727,912
Mueller Industries, Inc.	443,365	32,853,347

Diamond Hill Long-Short Fund

Schedule of Investments Sold Short (Continued)

September 30, 2024 (Unaudited)

Common Stocks - 34.7% (Continued)	Shares	Fair Value
Industrials - 3.6% (Continued)
Powell Industries, Inc.	58,495	$12,985,305
Robert Half, Inc.	85,425	5,758,499
W.W. Grainger, Inc.	5,420	5,630,350
		64,955,413
Information Technology - 7.1%
Akamai Technologies, Inc.	109,535	11,057,558
Alarm.com Holdings, Inc.	409,050	22,362,764
Asana, Inc., Class A	300,975	3,488,300
Badger Meter, Inc.	65,403	14,284,669
F5, Inc.	34,682	7,636,976
International Business Machines Corp.	173,750	38,412,650
Oracle Corp.	33,235	5,663,244
Samsara, Inc., Class A	257,620	12,396,674
Teradata Corp.	388,290	11,780,719
		127,083,554
Materials - 0.4%
Silgan Holdings, Inc.	127,370	6,686,925

Real Estate - 1.7%
eXp World Holdings, Inc.	1,082,205	15,248,268
Vornado Realty Trust	392,740	15,473,956
		30,722,224
Utilities - 1.3%
Ormat Technologies, Inc.	288,540	22,200,268

Total Investments Sold Short - 34.6% (Proceeds $563,996,235)		$622,856,232

Percentages disclosed are based on total net assets of the Fund at September 30, 2024.

Diamond Hill International Fund

Schedule of Investments

September 30, 2024 (Unaudited)

Common Stocks - 92.9%	Shares	Fair Value
Australia - 1.5%
Whitehaven Coal Ltd.	420,614	$2,086,192

Belgium - 2.4%
UCB SA (a)	19,106	3,449,925

Brazil - 1.5%
Ambev SA	507,147	1,222,232
Arcos Dorados Holdings, Inc., Class A (a)	106,081	925,026
		2,147,258
Canada - 4.9%
Canadian Natural Resources Ltd. (a)	100,252	3,329,353
Capstone Copper Corp. (a)(b)	183,672	1,436,985
Imperial Oil Ltd. (a)	33,052	2,325,575
		7,091,913
China - 4.3%
Alibaba Group Holding Ltd.	206,900	2,749,534
Tencent Holdings Ltd.	61,500	3,419,806
		6,169,340
Finland - 2.3%
Konecranes OYJ	44,767	3,364,400

France - 3.0%
Safran SA	14,998	3,530,363
Veolia Environnement SA	21,188	697,774
		4,228,137
Germany - 1.9%
Evotec SE (b)	116,206	832,592
Gerresheimer AG	21,680	1,935,714
		2,768,306
India - 3.8%
Arvind Ltd.	284,551	1,261,849
HDFC Bank Ltd. - ADR	67,301	4,210,351
		5,472,200
Ireland - 1.6%
ICON plc (b)	7,803	2,241,880

Diamond Hill International Fund

Schedule of Investments (Continued)

September 30, 2024 (Unaudited)

Common Stocks - 92.9% (Continued)	Shares	Fair Value
Japan - 5.6%
Japan Petroleum Exploration Co. Ltd.	299,500	$2,189,850
Mitsubishi Corp.	145,600	3,025,547
Mitsubishi Shokuhin Co. Ltd.	74,400	2,746,958
		7,962,355
Korea (Republic of) - 3.0%
Samsung Electronics Co. Ltd.	91,632	4,251,753

Mexico - 3.0%
Bolsa Mexicana de Valores SAB de CV	395,572	640,333
Wal-Mart de Mexico SAB de CV (b)	1,190,697	3,593,017
		4,233,350
Netherlands - 3.5%
EXOR NV	43,017	4,612,886
uniQure NV (b)	76,630	377,786
		4,990,672
Peru - 0.9%
Credicorp Ltd.	7,353	1,330,672

Spain - 1.0%
Allfunds Group Plc	239,093	1,471,814

Sweden - 2.0%
Epiroc AB, Class B	150,568	2,855,499

Switzerland - 12.3%
Compagnie Financiere Richemont SA, Class A	22,666	3,599,671
Julius Baer Group Ltd.	22,991	1,386,530
Nestlé SA	23,094	2,320,909
Novartis AG - ADR (a)	27,000	3,105,540
Roche Holdings AG	8,197	2,623,336
Sandoz Group AG	88,304	3,680,102
Swatch Group AG (The) (a)	4,569	979,773
		17,695,861

Diamond Hill International Fund

Schedule of Investments (Continued)

September 30, 2024 (Unaudited)

Common Stocks - 92.9% (Continued)	Shares	Fair Value
Taiwan Province of China - 3.1%
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	25,190	$4,374,747

United Kingdom - 24.8%
Beazley plc	267,229	2,729,068
Bunzl plc	79,497	3,765,007
Compass Group plc	139,178	4,462,128
Glencore plc	667,381	3,821,967
GSK plc	112,840	2,297,602
Howden Joinery Group plc	317,238	3,855,278
Smith & Nephew plc	238,518	3,702,123
Tesco plc	1,037,015	4,979,171
Unilever plc	92,221	5,987,614
		35,599,958
United States - 6.5%
Aurinia Pharmaceuticals, Inc. (b)	70,099	513,826
CNH Industrial NV	104,750	1,162,725
Ferguson Enterprises, Inc.	9,052	1,779,055
Spotify Technology SA (b)	9,264	3,414,062
Willis Towers Watson plc	8,450	2,488,779
		9,358,447

Total Common Stocks (Cost $112,202,188)		$133,144,679

Registered Investment Companies - 11.7%	Shares	Fair Value
State Street Institutional US Government Money Market Fund - Premier Class, 4.94% (c)	9,839,676	$9,839,676
State Street Navigator Securities Lending Portfolio I, 4.74% (c)(d)	6,993,805	6,993,805
Total Registered Investment Companies (Cost $16,833,481)		$16,833,481

Total Investment Securities - 104.6% (Cost $129,035,669)		$149,978,160

Liabilities in Excess of Other Assets - (4.6)%		(6,642,988)

Net Assets - 100.0%		$143,335,172

(a)	All or a portion of the security is on loan. The total fair value of the securities on loan as of September 30, 2024 was $7,765,085.
(b)	Non-income producing security.
(c)	The rate shown is the 7-day effective yield as of September 30, 2024.
(d)	This security was purchased using cash collateral held from securities on loan. Securities on loan are also collateralized by various U.S. Treasury and government agency securities in the amount of $1,107,102.

AB -	Aktiebolag
ADR -	American Depositary Receipt
AG -	Aktiengesellschaft
NV -	Naamloze Vennootschap
OYJ -	Julkinen Osakeyhito
plc -	Public Limited Company
SA -	Societe Anonyme
SAB de CV -	Societe Anonima Bursatil de Capital Variable
SE -	Societe Europaea

Diamond Hill Short Duration Securitized Bond Fund

Schedule of Investments

September 30, 2024 (Unaudited)

Corporate Credit - 2.9%	Coupon	Maturity	Shares / Par Value	Fair Value
Banking - 1.5%
American Express Co.	6.338%	10/30/26	$1,000,000	$1,019,848
American Express Co.	2.550%	03/04/27	500,000	482,695
Bank of America Corp. (1* TSFR3M + 90) (a)	2.015%	02/13/26	6,600,000	6,525,003
Bank of America Corp. (1* SOFR + 115) (a)	1.319%	06/19/26	776,000	756,884
Capital One Financial Corp. (a)	2.636%	03/03/26	1,000,000	988,899
Citigroup, Inc. (1* SOFR + 53) (a)	1.281%	11/03/25	2,750,000	2,739,344
Discover Bank	3.450%	07/27/26	801,000	784,133
Discover Financial Services	3.750%	03/04/25	1,949,000	1,936,630
Fifth Third Bancorp	1.707%	11/01/27	1,200,000	1,135,420
HSBC Holdings plc	5.597%	05/17/28	4,000,000	4,112,263
Huntington National Bank (b)	5.699%	11/18/25	1,300,000	1,300,094
JPMorgan Chase & Co. (a)	1.561%	12/10/25	3,700,000	3,671,897
JPMorgan Chase & Co. (b)	1.470%	09/22/27	3,800,000	3,599,305
JPMorgan Chase Bank NA	5.110%	12/08/26	500,000	511,243
Key Bank NA (b)	5.850%	11/15/27	2,000,000	2,073,842
Key Bank NA (b)	4.390%	12/14/27	1,600,000	1,585,062
Morgan Stanley (1* SOFR + 51) (a)	5.875%	01/22/25	3,800,000	3,800,239
Royal Bank of Canada	0.750%	10/07/24	2,000,000	1,998,589
Royal Bank of Canada	4.950%	04/25/25	900,000	901,166
Toronto-Dominion Bank (The)	1.250%	12/13/24	500,000	496,233
US Bancorp	6.787%	10/26/27	900,000	945,158
Wells Fargo & Co. (1* SOFR + 200) (a)	2.188%	04/30/26	1,675,000	1,647,727
Wells Fargo Bank NA	5.254%	12/11/26	1,500,000	1,537,582
				44,549,256
Communications - 0.1%
Netflix, Inc. (c)	3.625%	06/15/25	3,750,000	3,720,438

Consumer Cyclical - 0.5%
Dollar Tree, Inc.	4.000%	05/15/25	1,600,000	1,590,617
Ford Motor Credit Co., LLC	5.850%	05/17/27	5,000,000	5,090,241
General Motors Financial Co.	1.250%	01/08/26	3,700,000	3,550,227
Honda Motor Co.	2.271%	03/10/25	900,000	890,170
Hyundai Capital America (c)	6.250%	11/03/25	900,000	916,574
Hyundai Capital America (c)	5.650%	06/26/26	900,000	918,143

Diamond Hill Short Duration Securitized Bond Fund

Schedule of Investments (Continued)

September 30, 2024 (Unaudited)

Corporate Credit - 2.9% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Consumer Cyclical - 0.5% (Continued)
Volkswagen Group America (c)	4.900%	08/14/26	$800,000	$804,724
				13,760,696
Consumer Non-Cyclical - 0.0% (d)
Pfizer, Inc.	4.450%	05/19/26	900,000	905,641

Electric - 0.0% (d)
DTE Energy Co.	1.050%	06/01/25	500,000	487,966

Energy - 0.1%
Energy Transfer Operating, LP	5.500%	06/01/27	1,000,000	1,025,571
Energy Transfer, LP	6.050%	12/01/26	500,000	517,531
TransCanada Pipeline Ltd.	1.000%	10/12/24	750,000	748,766
				2,291,868
Insurance - 0.4%
Athene Global Funding (c)	2.500%	01/14/25	1,450,000	1,438,669
Equitable Financial Life (c)	1.100%	11/12/24	3,050,000	3,036,314
Jackson National Life Global Funding (b)(c)	5.550%	07/02/27	3,150,000	3,235,569
New York Life Global Funding (c)	0.900%	10/29/24	800,000	797,444
Pricoa Global Funding (c)	4.400%	08/27/27	1,000,000	1,010,556
Principal Life Global Funding II (c)	4.600%	08/19/27	500,000	506,775
RGA Global Funding (b)(c)	2.000%	11/30/26	800,000	761,965
				10,787,292
Technology - 0.2%
Broadcom, Inc.	5.050%	07/12/27	4,225,000	4,318,140
Dell International, LLC / EMC Corp.	4.900%	10/01/26	300,000	303,110
				4,621,250
Transportation - 0.1%
Alaska Airlines Pass-Through Trust, Series 2020-1B, Class A (c)	4.800%	02/15/29	343,216	342,776
American Airlines Pass-Through Trust, Series 2016-2, Class AA	3.200%	12/15/29	1,304,000	1,235,158
American Express Co.	5.043%	07/26/28	500,000	510,864

Diamond Hill Short Duration Securitized Bond Fund

Schedule of Investments (Continued)

September 30, 2024 (Unaudited)

Corporate Credit - 2.9% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Transportation - 0.1% (Continued)
United Airlines Pass-Through Trust, Series 2020-1, Class A	5.875%	04/15/29	$603,535	$615,859
				2,704,657

Total Corporate Credit (Cost $83,131,183)				$83,829,064

Securitized - 84.2%	Coupon	Maturity	Shares / Par Value	Fair Value
ABS-Other - 4.2%
Cascade Funding Mortgage Trust, Series 2021-GRN1, Class B (c)	1.830%	03/20/41	$3,588,000	$3,312,115
Diamond Resorts Owner Trust, Series 2021-1A, Class B (c)	2.050%	11/21/33	733,578	710,090
Diamond Resorts Owner Trust, Series 2021-1A, Class D (c)	3.830%	11/21/33	209,594	202,279
FMC GMSR Issuer Trust, Series 2020-GT1, Class A (a)(c)	4.450%	01/25/26	8,850,000	8,550,501
FMC GMSR Issuer Trust, Series 2021-GT1, Class A (a)(c)	3.620%	07/25/26	9,900,000	9,260,249
FMC GMSR Issuer Trust, Series 2021-GT2, Class A (c)	3.850%	10/25/26	14,280,000	13,448,414
FMC GMSR Issuer Trust, Series 2022-GT2, Class A (c)	7.900%	07/25/27	4,850,000	4,981,422
Greensky Home Improvement, Series 2024-1, Class C (c)	6.360%	07/25/59	5,500,000	5,634,940
Greensky Home Improvement, Series 2024-1, Class D (c)	7.330%	07/25/59	7,000,000	7,198,100
Greensky Home Improvement, Series 2024-1, Class E (c)	9.000%	07/25/59	8,000,000	8,111,796
Helios Issuer, LLC, Series 2020-4, Class A (c)	2.980%	06/20/47	1,398,994	1,249,639
Helios Issuer, LLC, Series 2021-A, Class A (c)	1.800%	02/20/48	987,261	755,054
Helios Issuer, LLC, Series 2022-C, Class C (c)	6.000%	11/22/49	4,186,044	3,389,262
Hero Funding Trust, Series 2016-4B, Class B (c)	4.990%	09/20/47	7,988	7,896
Holiday Inn Timeshare Trust, Series 2020-A, Class C (c)	3.420%	10/09/39	619,903	596,975

Diamond Hill Short Duration Securitized Bond Fund

Schedule of Investments (Continued)

September 30, 2024 (Unaudited)

Securitized - 84.2% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
ABS-Other - 4.2% (Continued)
Holiday Inn Timeshare Trust, Series 2020-A, Class D (c)	5.500%	10/09/39	$288,327	$277,795
Holiday Inn Timeshare Trust, Series 2020-A, Class E (c)	6.500%	10/09/39	1,643,464	1,565,033
Loanpal Solar Loan Ltd., Series 2021-1GS, Class A (c)	2.290%	01/20/48	2,205,367	1,813,800
Loanpal Solar Loan Ltd., Series 2021-2GS, Class A (c)	2.220%	03/20/48	1,707,861	1,359,160
Mosaic Solar Loans, LLC, Series 2017-2, Class B (c)	4.770%	06/22/43	315,242	283,151
Mosaic Solar Loans, LLC, Series 2020-1A, Class B (c)	3.100%	04/20/46	938,507	826,391
Mosaic Solar Loans, LLC, Series 2021-1, Class D (c)	3.710%	12/20/46	495,480	411,545
Mosaic Solar Loans, LLC, Series 2023-2A, Class C (c)	8.180%	09/22/53	11,000,000	9,563,116
MVW Own Trust, Series 2021-1W, Class D (c)	3.170%	01/22/41	1,291,870	1,216,304
PNMAC GMSR Issuer Trust, Series 2022-GT1, Class A (1* SOFR + 425) (a)(c)	9.530%	05/25/27	3,625,000	3,678,119
PowerPay Issuance Trust, Series 2024-1A, Class A (c)	6.530%	02/18/39	4,671,601	4,783,726
Renew Financial, LLC, Series 2017-1, Class A (c)	3.670%	09/20/52	855,980	783,077
Renew Financial, LLC, Series 2017-1, Class B (c)	5.750%	09/20/52	149,508	147,255
SPS Servicer Advance Receivables Trust, Series 2020-T2, Class A (c)	1.830%	11/15/55	11,300,000	10,913,089
SPS Servicer Advance Receivables Trust, Series 2020-T2, Class B (c)	2.130%	11/15/55	2,213,000	2,133,655
SPS Servicer Advance Receivables Trust, Series 2020-T2, Class C (c)	2.420%	11/15/55	1,000,000	961,460
SPS Servicer Advance Receivables Trust, Series 2020-T2, Class D (c)	3.160%	11/15/55	4,118,000	3,966,603
Stream Innovations Issuer Trust, Series 2024-1A, Class A (c)	6.270%	07/15/44	7,502,119	7,701,539

Diamond Hill Short Duration Securitized Bond Fund

Schedule of Investments (Continued)

September 30, 2024 (Unaudited)

Securitized - 84.2% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
ABS-Other - 4.2% (Continued)
Stream Innovations Issuer Trust, Series 2024-1A, Class C (c)	11.400%	07/15/44	$2,500,000	$2,571,901
				122,365,451
Agency MBS CMO - 2.5%
FHLMC, Series 2979, Class FP (1* SOFR + 45) (a)	5.907%	05/15/35	228,998	227,027
FHLMC, Series 3121, Class FM (1* SOFR + 40) (a)	5.857%	03/15/36	187,648	186,570
FHLMC, Series 4613, Class AF (1* SOFR + 110) (a)	6.568%	11/15/37	367,670	359,866
FHLMC, Series 3925, Class FL (1* SOFR + 45) (a)	5.907%	01/15/41	30,615	30,591
FHLMC, Series 3895, Class BF (1* SOFR + 50) (a)	5.957%	07/15/41	150,685	149,882
FHLMC, Series 4314, Class PF (1* SOFR + 40) (a)	5.857%	07/15/43	58,013	57,873
FHLMC, Series 5171, Class UK	2.000%	12/25/51	1,163,171	634,942
FNMA, Series 2013-97, Class ZB	3.500%	09/25/33	10,396,592	10,209,579
FNMA, Series 2006-56, Class DC (1* SOFR + 65) (a)	6.113%	07/25/36	367,426	363,883
FNMA, Series 2006-108, Class FD (1* SOFR + 38) (a)	5.775%	11/25/36	170,184	168,723
FNMA, Series 2010-136, Class FA (1* SOFR + 50) (a)	5.895%	12/25/40	169,159	168,126
FNMA, Series 2011-127, Class ZU	3.500%	12/25/41	3,938,003	3,746,282
FNMA, Series 2012-33, Class F (1* SOFR + 52) (a)	5.915%	04/25/42	83,015	82,653
FNMA, Series 2013-34, Class GP	3.000%	05/25/42	1,940,850	1,852,989
FNMA, Series 2023-14, Class G	6.000%	06/25/48	5,150,879	5,188,609
FNMA, Series 2017-28, Class LK	4.000%	03/25/53	772,434	767,393
GNMA, Series 2023-81, Class MV	5.500%	05/20/34	9,187,709	9,402,684
GNMA, Series 2023-81, Class QV	5.500%	05/20/34	6,285,243	6,437,959
GNMA, Series 2023-133, Class GV	6.000%	07/20/34	3,726,353	3,824,894
GNMA, Series 2023-167, Class VC	6.500%	08/20/34	8,502,230	8,824,293
GNMA, Series 2024-20, Class KV	6.000%	12/20/34	9,180,271	9,545,920

Diamond Hill Short Duration Securitized Bond Fund

Schedule of Investments (Continued)

September 30, 2024 (Unaudited)

Securitized - 84.2% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Agency MBS CMO - 2.5% (Continued)
GNMA, Series 2023-67, Class AC	6.000%	05/20/53	$8,145,097	$8,415,103
GNMA, Series 2012-H29, Class SA (1* TSFR1M + 63) (a)	5.982%	10/20/62	212,707	212,277
GNMA, Series 2012-H23, Class SA (1* TSFR1M + 64) (a)	5.997%	10/20/62	1,298,922	1,298,106
GNMA, Series 2016-H11, Class FD (1* TSFR12M + 112) (a)	6.142%	05/20/66	56,974	57,357
				72,213,581
Agency MBS CMO Derivatives - 0.0% (d)
FHLMC, Series 237, Class S14 (IO) (-1* SOFR + 660) (a)	1.132%	05/15/36	373,641	46,375
FNMA, Series 2012-148, Class IA (IO)	4.000%	01/25/28	663,227	18,340
FNMA, Series 301, Class (PO)	0.000%	04/25/29	103,236	94,672
FNMA, Series 2010-44, Class CS (IO) (-1* SOFR + 655) (a)	1.155%	05/25/40	251,256	26,843
FNMA, Series 2014-45, Class IO (IO)	4.000%	08/25/44	366,362	38,867
GNMA, Series 2015-16, Class IL (IO)	4.000%	03/20/42	375,994	4,837
				229,934
Agency MBS Passthrough - 2.5%
FHLMC, Pool #SC-0118	2.500%	01/01/41	1,977,062	1,788,103
FHLMC, Pool #G6-0257	5.500%	06/01/41	311,995	321,654
FHLMC, Pool #84-1354	3.480%	11/01/48	3,815,188	3,939,301
FHLMC, Pool #QG-9457	6.500%	08/01/53	12,253,298	12,848,580
FNMA, Pool #CA8542	2.500%	01/01/41	2,137,274	1,939,175
FNMA, Pool #BP6608	2.205%	08/01/50	1,985,445	1,884,758
FNMA, Pool #BM7138	1.694%	10/01/51	6,865,886	6,339,748
GNMA, Pool #CM7497C	5.000%	08/20/52	5,805,506	5,757,639
GNMA, Pool #MA9367	8.000%	12/20/53	9,618,940	10,264,787
GNMA, Pool #CW0334C	7.000%	07/20/63	2,902,771	2,968,581
GNMA, Pool #CW0526C	7.000%	08/20/63	4,119,546	4,212,942
GNMA, Series 2023-112, Class ET	7.000%	08/20/63	19,647,057	21,196,025
				73,461,293
Auto Loan - 7.0%
ACM Auto Trust, Series 2023-1A, Class C (c)	8.590%	01/22/30	2,750,188	2,768,381
ACM Auto Trust, Series 2024-1A, Class B (c)	11.400%	01/21/31	4,750,000	4,972,056

Diamond Hill Short Duration Securitized Bond Fund

Schedule of Investments (Continued)

September 30, 2024 (Unaudited)

Securitized - 84.2% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Auto Loan - 7.0% (Continued)
Arivo Acceptance Auto Loan Receivables Trust, Series 2021-1A, Class B (c)	2.020%	02/16/27	$2,004,848	$1,985,246
Arivo Acceptance Auto Loan Receivables Trust, Series 2024-1A, Class A (c)	6.460%	04/17/28	8,842,326	8,912,041
Arivo Acceptance Auto Loan Receivables Trust, Series 2022-2A, Class C (c)	9.840%	03/15/29	5,700,000	5,509,729
Arivo Acceptance Auto Loan Receivables Trust, Series 2024-1A, Class B (c)	6.870%	06/17/30	2,200,000	2,252,388
Arivo Acceptance Auto Loan Receivables Trust, Series 2024-1A, Class D (c)	12.550%	08/15/30	4,340,000	4,468,405
CarNow Auto Receivables Trust, Series 2023-1A, Class B (c)	6.950%	03/16/26	309,798	309,890
CarNow Auto Receivables Trust, Series 2021-1A, Class E (c)	5.120%	07/15/27	1,746,349	1,744,812
CarNow Auto Receivables Trust, Series 2023-1A, Class D (c)	7.990%	02/15/28	3,500,000	3,527,790
Chase Auto Credit Linked Notes, Series 2021-3, Class D (c)	1.009%	02/26/29	270,671	267,101
Chase Auto Credit Linked Notes, Series 2021-3, Class E (c)	2.102%	02/26/29	225,559	223,311
Credit Acceptance Auto Loan Trust, Series 2023-3A, Class C (c)	7.620%	12/15/33	7,000,000	7,374,275
Credit Acceptance Auto Loan Trust, Series 2023-5A, Class C (c)	7.300%	04/17/34	2,000,000	2,098,965
FHF Trust, Series 2021-2A, Class B (c)	1.630%	09/15/27	10,900,000	10,557,659
First Help Financial, LLC, Series 2023-1A, Class C (c)	7.880%	07/15/30	12,907,000	13,391,207
First Help Financial, LLC, Series 2023-2, Class D (c)	9.503%	10/15/30	4,500,000	4,857,073
First Help Financial, LLC, Series 2024-1A, Class C (c)	7.420%	05/15/31	2,500,000	2,607,072
Hertz Vehicle Financing, LLC, Series 2022-5A, Class D (c)	6.780%	09/25/28	10,000,000	9,529,013
Hertz Vehicle Financing, LLC, Series 2024-1A, Class C (c)	6.700%	01/25/29	9,000,000	9,171,423

Diamond Hill Short Duration Securitized Bond Fund

Schedule of Investments (Continued)

September 30, 2024 (Unaudited)

Securitized - 84.2% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Auto Loan - 7.0% (Continued)
Hertz Vehicle Financing, LLC, Series 2023-4A, Class D (c)	9.440%	03/25/30	$10,000,000	$10,242,348
Hertz Vehicle Financing, LLC, Series 2024-2A, Class C (c)	7.650%	01/27/31	5,400,000	5,521,204
Hertz Vehicle Financing, LLC, Series 2024-2A, Class D (c)	10.300%	01/27/31	5,500,000	5,624,808
JPMorgan Chase Bank NA, Series 2021-2, Class E (c)	2.280%	12/26/28	42,845	42,709
Lobel Automobile Receivables Trust, Series 2023-1, Class A (c)	6.970%	07/15/26	616,849	618,460
Lobel Automobile Receivables Trust, Series 2023-2, Class A (c)	7.590%	04/16/29	2,701,767	2,731,709
Merchants Fleet Funding, LLC, Series 2023-1A, Class D (c)	8.200%	05/20/36	5,700,000	5,874,788
Merchants Fleet Funding, LLC, Series 2023-1A, Class E (c)	10.800%	05/20/36	9,640,000	9,964,155
Merchants Fleet Funding, LLC, Series 2024-1A, Class E (c)	9.350%	04/02/37	3,000,000	3,082,543
Research-Drive Pagaya Motor Asset Trust I, Series 2024-1A, Class A (c)	7.090%	06/25/32	13,381,834	13,531,999
Research-Drive Pagaya Motor Asset Trust I, Series 2024-1A, Class B (c)	7.960%	06/25/32	3,889,965	3,988,423
Research-Drive Pagaya Motor Asset Trust I, Series 2024-1A, Class C (c)	10.000%	06/25/32	4,862,457	4,762,164
Tricolor Auto Securitization Trust, Series 2024-1A, Class A (c)	6.610%	10/15/27	5,454,630	5,497,227
Tricolor Auto Securitization Trust, Series 2024-2A, Class A (c)	6.360%	12/15/27	5,851,385	5,902,255
Tricolor Auto Securitization Trust, Series 2024-2A, Class B (c)	6.570%	02/15/28	5,750,000	5,864,118
Tricolor Auto Securitization Trust, Series 2024-2A, Class C (c)	6.930%	04/17/28	2,500,000	2,552,829
Tricolor Auto Securitization Trust, Series 2024-2A, Class D (c)	7.610%	08/15/28	6,000,000	6,133,183
US Bank NA, Series 2023-1, Class B (c)	6.789%	08/25/32	1,581,860	1,605,527

Diamond Hill Short Duration Securitized Bond Fund

Schedule of Investments (Continued)

September 30, 2024 (Unaudited)

Securitized - 84.2% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Auto Loan - 7.0% (Continued)
Veros Auto Receivables Trust, Series 2024-1, Class B (c)	6.600%	06/15/28	$4,150,000	$4,237,240
Veros Auto Receivables Trust, Series 2021-1, Class C (c)	3.640%	08/15/28	4,416,653	4,412,107
Veros Auto Receivables Trust, Series 2023-1, Class A (c)	7.120%	11/15/28	1,830,498	1,841,106
Veros Auto Receivables Trust, Series 2024-1, Class C (c)	7.570%	12/15/28	1,500,000	1,542,483
Veros Auto Receivables Trust, Series 2024-1, Class D (c)	9.870%	05/15/31	1,500,000	1,543,340
				203,644,562
CRE/CLO - 5.3%
A10 Securitization, Series 2021-D, Class D (c)	4.409%	10/01/38	7,546,818	6,924,175
A10 Securitization, Series 2021-D, Class E (c)	4.937%	10/01/38	3,575,985	3,167,296
Acre Commercial Mortgage Trust, Series 2021-FL4, Class C (c)	7.206%	12/18/37	3,000,000	2,910,171
Acre Commercial Mortgage Trust, Series 2021-FL4, Class D (1* TSFR1M + 271) (a)(c)	8.056%	12/18/37	6,000,000	5,813,400
Acre Commercial Mortgage Trust, Series 2021-FL4, Class E (1* TSFR1M + 321) (a)(c)	8.556%	12/18/37	2,000,000	1,917,340
Arbor Realty Collateralized Loan, Series 2022-FL2, Class A (1* TSFR1M + 185) (a)(c)	6.947%	05/15/37	12,911,499	12,911,395
Bancorp Commercial Mortgage Trust (The), Series 2017-CRE2, Class D (1* Prime + 375) (a)(c)	9.193%	08/15/32	126,460	125,135
BXMT Ltd., Series 2020-FL3, Class A (1* TSFR1M + 151) (a)(c)	6.597%	11/15/37	3,578,528	3,490,825
BXMT Ltd., Series 2020-FL3, Class AS (1* TSFR1M + 186) (a)(c)	6.947%	11/15/37	2,500,000	2,379,027
BXMT Ltd., Series 2020-FL2, Class A (1* TSFR1M + 101) (c)	6.353%	02/15/38	8,503,227	8,171,431
BXMT Ltd., Series 2020-FL2, Class B (1* TSFR1M + 151) (c)	6.853%	02/15/38	5,250,000	4,845,435
BXMT Ltd., Series 2020-FL2, Class D (1* TSFR1M + 206) (a)(c)(e)	7.403%	02/15/38	8,411,000	6,404,127

Diamond Hill Short Duration Securitized Bond Fund

Schedule of Investments (Continued)

September 30, 2024 (Unaudited)

Securitized - 84.2% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
CRE/CLO - 5.3% (Continued)
BXMT Ltd., Series 2020-FL2, Class E (1* TSFR1M + 216) (a)(c)(e)	7.503%	02/15/38	$3,500,000	$2,192,022
BXMT Ltd., Series 2021-FL4, Class D (1* TSFR1M + 236) (a)(c)(e)	7.703%	05/15/38	8,250,000	6,200,089
HERA Commercial Mortgage Ltd., Series 2021-FL1, Class C (1* TSFR1M + 206) (c)	7.406%	02/18/38	10,000,000	9,632,210
KKR Financial Management, Series 2021-FL2, Class A (1* TSFR1M + 118) (a)(c)	6.267%	02/15/39	9,979,768	9,898,742
KKR Real Estate Finance Trust, Series 2021-FL2, Class A-S (1* TSFR1M + 141) (a)(c)	6.753%	02/15/39	3,250,000	3,168,984
KKR Real Estate Finance Trust, Series 2021-FL2, Class B (1* TSFR1M + 176) (a)(c)	6.847%	02/15/39	2,100,000	2,032,193
MF1 Multifamily Housing Mortgage Loan Trust, Series 2021-FL5, Class AS (1* TSFR1M + 131) (a)(c)	6.651%	07/15/36	3,575,000	3,556,843
MF1 Multifamily Housing Mortgage Loan Trust, Series 2021-FL6, Class C (1* TSFR1M + 196) (a)(c)	7.303%	07/16/36	7,650,000	7,426,054
MF1 Multifamily Housing Mortgage Loan Trust, Series 2022-FL10, Class AS (1* TSFR1M + 319) (a)(c)	8.523%	09/17/37	10,000,000	10,034,160
MF1 Multifamily Housing Mortgage Loan Trust, Series 2022-FL10, Class B (1* TSFR1M + 374) (a)(c)	8.700%	09/17/37	6,000,000	6,021,960
MF1 Multifamily Housing Mortgage Loan Trust, Series 2022-FL10, Class D (1* TSFR1M + 573) (a)(c)	11.065%	09/17/37	1,250,000	1,253,781
MF1 Multifamily Housing Mortgage Loan Trust, Series 2024-FL15, Class B (1* TSFR1M + 249) (a)(c)	7.505%	08/18/41	4,500,000	4,491,158
MF1 Multifamily Housing Mortgage Loan Trust, Series 2024-FL15, Class C (1* TSFR1M + 294) (a)(c)	7.954%	08/18/41	7,500,000	7,484,880

Diamond Hill Short Duration Securitized Bond Fund

Schedule of Investments (Continued)

September 30, 2024 (Unaudited)

Securitized - 84.2% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
CRE/CLO - 5.3% (Continued)
MF1 Multifamily Housing Mortgage Loan Trust, Series 2024-FL15, Class D (1* TSFR1M + 404) (a)(c)	9.052%	08/18/41	$6,500,000	$6,486,532
PFP III, Series 2021-8, Class E (1* TSFR1M + 261) (a)(c)	7.711%	08/09/37	2,250,000	2,212,450
PFP III, Series 2024-11, Class D (1* TSFR1M + 409) (a)(c)	9.428%	09/17/39	6,000,000	6,000,960
PFP Ltd., Series 2021-8, Class C (1* TFSR1M + 191) (a)(c)	7.011%	08/09/37	2,000,000	1,997,036
Shelter Growth Capital Partners, LLC, Series 2021-FL3, Class A (1* TSFR1M + 119) (a)(c)	6.291%	09/15/36	300,637	300,527
Shelter Growth Capital Partners, LLC, Series 2021-FL3, Class C (1* TSFR1M + 226) (a)(c)	7.361%	09/15/36	2,000,000	1,952,922
Starwood Commercial Mortgage Trust, Series 2019-FL1, Class AS (1* TSFR1M + 151) (a)(c)	6.851%	07/15/38	192,826	191,080
TPG Real Estate Finance, Series 2019-FL3, Class C (1* TSFR1M + 221) (a)(c)	7.553%	10/15/34	1,077,565	1,056,183
				152,650,523
Credit Cards - 5.8%
Avant Credit Card Master Trust, Series 2024-1A, Class E (c)	13.150%	04/15/30	10,000,000	10,048,160
Continental Credit Card, LLC, Series 2020-A, Class B (c)	3.660%	12/15/28	404,689	404,445
Continental Credit Card, LLC, Series 2020-1A, Class C (c)	5.750%	12/15/28	6,250,000	6,233,092
Continental Credit Card, LLC, Series 2021-A, Class B (c)	3.490%	12/17/29	6,700,000	6,604,014
Continental Credit Card, LLC, Series 2021-A, Class C (c)	4.020%	12/17/29	6,900,000	6,737,554
Continental Credit Card, LLC, Series 2021-A, Class D (c)	6.010%	12/17/29	16,210,000	15,506,771
Continental Credit Card, LLC, Series 2022-A, Class C (c)	9.330%	10/15/30	4,100,000	4,236,220
Continental Credit Card, LLC, Series 2022-A, Class D (c)	12.420%	10/15/30	5,000,000	5,093,937

Diamond Hill Short Duration Securitized Bond Fund

Schedule of Investments (Continued)

September 30, 2024 (Unaudited)

Securitized - 84.2% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Credit Cards - 5.8% (Continued)
Genesis Private Label Amortization Trust, Series 2020-1, Class D (c)	6.630%	07/20/30	$1,949,061	$1,951,868
Genesis Private Label Amortization Trust, Series 2020-1, Class E (c)	9.760%	07/20/30	2,625,000	2,638,094
Genesis Sales Finance Master Trust, Series 2021-AA, Class D (c)	2.090%	12/21/26	2,350,000	2,240,286
Genesis Sales Finance Master Trust, Series 2021-AA, Class E (c)	3.770%	12/21/26	8,000,000	7,366,810
Genesis Sales Finance Master Trust, Series 2021-AA, Class F (c)	5.590%	12/21/26	6,000,000	5,376,799
Genesis Sales Finance Master Trust, Series 2022-B, Class C (c)	9.530%	09/20/27	5,000,000	5,068,571
Genesis Sales Finance Master Trust, Series 2022-A, Class D (c)	10.970%	09/20/27	4,350,000	4,411,134
Mercury Financial Credit Card Master Trust, Series 2022-3A, Class B (c)	10.680%	06/21/27	3,500,000	3,527,288
Mercury Financial Credit Card Master Trust, Series 2022-3A, Class D (c)	17.760%	06/21/27	4,000,000	4,033,862
Mercury Financial Credit Card Master Trust, Series 2023-1A, Class B (c)	8.040%	09/20/27	7,000,000	7,034,061
Mercury Financial Credit Card Master Trust, Series 2023-1A, Class D (c)	17.070%	09/20/27	10,000,000	10,132,658
Mercury Financial Credit Card Master Trust, Series 2024-2A, Class B (c)	7.430%	07/20/29	5,250,000	5,359,276
Mercury Financial Credit Card Master Trust, Series 2024-2A, Class C (c)	10.420%	07/20/29	11,000,000	11,198,613
Mercury Financial Credit Card Master Trust, Series 2024-2A, Class D (c)	14.130%	07/20/29	16,000,000	16,274,738
Mission Lane Credit Card Master Trust, Series 2023-A, Class D (c)	11.950%	07/17/28	5,500,000	5,577,399
Mission Lane Credit Card Master Trust, Series 2023-A, Class E (c)	15.730%	07/17/28	5,500,000	5,583,073
Mission Lane Credit Card Master Trust, Series 2024-A, Class C (c)	7.320%	08/15/29	11,000,000	11,109,451

Diamond Hill Short Duration Securitized Bond Fund

Schedule of Investments (Continued)

September 30, 2024 (Unaudited)

Securitized - 84.2% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Credit Cards - 5.8% (Continued)
Mission Lane Credit Card Master Trust, Series 2024-A, Class E (c)	13.690%	08/15/29	$5,000,000	$5,065,715
				168,813,889
Equipment - 1.2%
CPF IV, LLC, Series 2023-2, Class A (c)	7.480%	03/15/32	9,053,673	9,202,598
CPF IV, LLC, Series 2023-2, Class C (c)	7.560%	03/15/32	7,000,000	6,799,472
Crockett Partners Equipment Co., Series 2024-2A, Class B (c)	6.780%	01/20/31	3,684,849	3,749,972
Crockett Partners Equipment Co., Series 2024-2A, Class C (c)	10.160%	01/20/31	2,133,333	2,182,696
Dext ABS, Series 2023-2, Class D (c)	8.300%	05/15/34	2,120,000	2,186,159
NMEF Funding, LLC, Series 2023-A, Class C (c)	8.040%	06/17/30	4,500,000	4,707,907
Stellar Jay Ireland DAC, Series 2021-1, Class A (c)	3.967%	10/15/41	2,292,810	2,215,532
Stellar Jay Ireland DAC, Series 2021-1, Class B (c)	5.926%	10/15/41	5,141,338	4,749,489
				35,793,825
HECM - 7.6%
Boston Lending Trust, Series 2022-1, Class M2 (c)(e)	2.750%	02/25/62	1,075,339	801,226
Brean Asset Backed Securities Trust, Series 2022-RM4, Class M1 (c)(e)	3.000%	07/25/62	1,489,838	1,179,713
Brean Asset Backed Securities Trust, Series 2022-RM5, Class A (c)	4.500%	09/25/62	7,332,029	7,021,316
Brean Asset Backed Securities Trust, Series 2023-SRM1, Class M3 (c)	4.000%	09/25/63	4,161,583	3,433,366
Brean Asset Backed Securities Trust, Series 2023-SRM1, Class M2 (c)	4.000%	09/25/63	4,941,880	4,363,660
Brean Asset Backed Securities Trust, Series 2024-RM8, Class M1 (c)	4.500%	05/25/64	1,521,679	1,274,847
Brean Asset Backed Securities Trust, Series 2024-RM8, Class A1 (c)	4.500%	05/25/64	12,289,255	11,723,374
Brean Asset Backed Securities Trust, Series 2024-RM8, Class M2 (c)	4.500%	05/25/64	1,521,679	1,219,281

Diamond Hill Short Duration Securitized Bond Fund

Schedule of Investments (Continued)

September 30, 2024 (Unaudited)

Securitized - 84.2% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
HECM - 7.6% (Continued)
Brean Asset Backed Securities Trust, Series 2024-RM9, Class A1 (c)	5.000%	09/25/64	$9,900,000	$9,705,247
Brean Asset Backed Securities Trust, Series 2023-RM7, Class A2 (c)	4.500%	03/25/78	2,000,000	1,822,320
Brean Asset Backed Securities Trust, Series 2023-RM7, Class A1 (c)	4.500%	03/25/78	7,216,586	6,926,442
Brean Asset Backed Securities Trust, Series 2023-RM7, Class M1 (c)	4.500%	03/25/78	4,020,019	3,412,862
Cascade Funding Mortgage Trust, Series 2022-HB8, Class M3 (c)	3.750%	04/25/25	3,000,000	2,886,639
Cascade Funding Mortgage Trust, Series 2022-HB8, Class A (c)	3.750%	04/25/25	2,971,490	2,944,894
Cascade Funding Mortgage Trust, Series 2024-HB13, Class M4 (c)	3.000%	05/25/34	15,000,000	11,758,773
Cascade Funding Mortgage Trust, Series 2024-HB13, Class M2 (c)	3.000%	05/25/34	2,000,000	1,795,220
Cascade Funding Mortgage Trust, Series 2024-HB13, Class M1 (c)	3.000%	05/25/34	7,850,000	7,293,662
Cascade Funding Mortgage Trust, Series 2024-HB13, Class A (c)	3.000%	05/25/34	17,298,395	16,600,095
Cascade Funding Mortgage Trust, Series 2024-HB13, Class M3 (c)	3.000%	05/25/34	1,500,000	1,280,675
Cascade Funding Mortgage Trust, Series 2024-HB14, Class A (c)	3.000%	06/25/34	23,430,252	22,492,793
Cascade Funding Mortgage Trust, Series 2024-HB14, Class M4 (c)	3.000%	06/25/34	8,500,000	6,811,089
Cascade Funding Mortgage Trust, Series 2024-HB14, Class M1 (c)	3.000%	06/25/34	7,500,000	6,984,491
Cascade Funding Mortgage Trust, Series 2024-HB15, Class M4 (a)(c)	4.000%	08/25/34	6,000,000	4,808,934
Cascade Funding Mortgage Trust, Series 2024-HB15, Class M2 (c)	4.000%	08/25/34	3,250,000	3,053,967
Finance of America HECM Buyout Trust, Series 2022-HB1, Class M3 (c)	5.084%	02/25/32	1,600,000	1,576,245

Diamond Hill Short Duration Securitized Bond Fund

Schedule of Investments (Continued)

September 30, 2024 (Unaudited)

Securitized - 84.2% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
HECM - 7.6% (Continued)
Finance of America HECM Buyout Trust, Series 2022-HB1, Class M5 (c)	7.870%	02/25/32	$8,000,000	$7,433,798
Finance of America HECM Buyout Trust, Series 2022-HB2, Class M3 (a)(c)	6.000%	08/01/32	6,500,000	6,389,053
Ocwen Loan Investment Trust, Series 2023-HB1, Class M3 (c)	3.000%	06/25/36	9,000,000	8,218,864
Ocwen Loan Investment Trust, Series 2024-HB1, Class M1 (c)	3.000%	02/25/37	2,500,000	2,317,965
Ocwen Loan Investment Trust, Series 24-HB1, Class M4 (c)	3.000%	02/25/37	5,700,000	4,538,612
Ocwen Loan Investment Trust, Series 2024-HB2, Class M4 (c)	5.000%	08/25/37	3,650,000	3,000,231
RMF Buyout Issuance Trust, Series 2021-HB1, Class A (c)	1.259%	11/25/31	595,174	589,480
RMF Buyout Issuance Trust, Series 2021-HB1, Class M3 (c)	3.690%	11/25/31	3,000,000	2,816,843
RMF Buyout Issuance Trust, Series 2021-HB1, Class M4 (c)	4.704%	11/25/31	6,350,000	5,917,735
RMF Buyout Issuance Trust, Series 2020-HB1, Class M2 (c)	3.630%	10/25/50	1,000,000	910,731
RMF Proprietary Issuance Trust, Series 2021-2, Class A (c)	2.125%	09/25/61	9,128,066	7,938,866
RMF Proprietary Issuance Trust, Series 2021-2, Class M2 (c)	2.125%	09/25/61	2,663,944	1,924,968
RMF Proprietary Issuance Trust, Series 2022-1, Class A (a)(c)	3.000%	01/25/62	1,927,948	1,710,743
RMF Proprietary Issuance Trust, Series 2022-2, Class A (c)	3.750%	06/25/62	7,885,319	7,027,160
RMF Proprietary Issuance Trust, Series 2022-2, Class M1 (c)	3.750%	06/25/62	3,400,000	2,651,761
RMF Proprietary Issuance Trust, Series 2022-2, Class M3 (a)(c)	3.750%	06/25/62	2,600,000	1,660,186
RMF Proprietary Issuance Trust, Series 2022-3, Class A (a)(c)	4.000%	08/25/62	4,500,000	4,222,936

Diamond Hill Short Duration Securitized Bond Fund

Schedule of Investments (Continued)

September 30, 2024 (Unaudited)

Securitized - 84.2% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
HECM - 7.6% (Continued)
RMF Proprietary Issuance Trust, Series 2022-3, Class M1 (c)	4.000%	08/25/62	$5,900,000	$4,979,950
RMF Proprietary Issuance Trust II, Series 2022-1, Class M1 (a)(c)	3.000%	01/25/62	1,600,000	1,241,537
RMF Proprietary Issuance Trust III, Series 2022-1, Class M2 (c)	3.000%	01/25/62	4,000,000	2,756,306
				221,418,856
Hospitality - 1.6%
FontaineBleau Miami Beach Trust, Series 2019-FBLU, Class A (c)	3.144%	12/10/36	17,253,831	17,092,100
FontaineBleau Miami Beach Trust, Series 2019-FBLU, Class B (c)	3.447%	12/10/36	10,000,000	9,900,013
FS Trust, Series 2024-HULA, Class C (1* TSFR1M + 244) (a)(c)	7.740%	08/15/39	3,300,000	3,304,125
FS Trust, Series 2024-HULA, Class D (1* TSFR1M + 294) (a)(c)	8.240%	08/15/39	2,550,000	2,553,187
Hawaii Hotel Trust, Series 2019-MAUI, Class E (1* TSFR1M + 221) (a)(c)	7.794%	05/15/38	4,000,000	3,982,500
MCR Mortgage Trust, Series 2024-TWA, Class D (c)	7.402%	06/12/39	9,000,000	9,185,651
				46,017,576
Industrial - 0.3%
BX Trust, Series 2021-VOLT, Class C (1* TSFR1M + 121) (a)(c)	6.311%	09/15/36	5,735,000	5,674,066
BX Trust, Series 2021-VOLT, Class D (1* TSFR1M + 176) (a)(c)	6.861%	09/15/36	3,000,000	2,968,125
				8,642,191
Laboratory - 1.0%
BX Commercial Mortgage Trust, Series 2024-BIO2, Class D (c)	7.970%	08/13/41	14,750,000	14,848,680
Life Financial Services Trust, Series 2022-BMR2, Class A1 (1* TSFR1M + 130) (a)(c)	6.392%	05/15/39	14,000,000	13,615,000
				28,463,680

Diamond Hill Short Duration Securitized Bond Fund

Schedule of Investments (Continued)

September 30, 2024 (Unaudited)

Securitized - 84.2% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Manufactured Housing - 0.0% (d)
Cascade Manufactured Housing Asset Trust, Series 2019-MH1, Class M (a)(c)	5.985%	11/25/44	$1,100,000	$1,055,366

Multifamily - 6.8%
BX Commercial Mortgage Trust, Series 2024-AIRC, Class D (1* TSFR1M + 309) (a)(c)	8.389%	08/15/39	19,000,000	19,023,750
BX Commerical Mortgage Trust, Series 2024-AIRC, Class B (1* TSFR1M + 214) (a)(c)	7.441%	08/15/39	6,400,000	6,408,000
FREMF Mortgage Trust, Series 2017-KF39, Class B (1* SOFR + 250) (a)(c)	7.961%	11/25/24	5,498,458	5,484,752
FREMF Mortgage Trust, Series 2018-KF42, Class B (1* SOFR + 220) (a)(c)	7.661%	12/25/24	968,352	963,980
FREMF Mortgage Trust, Series 2018-KF44, Class B (1* SOFR + 215) (a)(c)	7.611%	02/25/25	1,494,342	1,484,263
FREMF Mortgage Trust, Series 2018-KF45, Class B (1* SOFR + 195) (a)(c)	7.411%	03/25/25	1,125,038	1,109,708
FREMF Mortgage Trust, Series 2018-KF53, Class B (1* SOFR + 205) (a)(c)	7.511%	10/25/25	2,133,604	2,093,648
FREMF Mortgage Trust, Series 2019-KF62, Class B (1* SOFR + 205) (a)(c)	7.511%	04/25/26	3,245,197	3,103,415
FREMF Mortgage Trust, Series 2018-KF43, Class B (1* SOFR + 215) (a)(c)	7.611%	01/25/28	2,254,710	2,161,641
FREMF Mortgage Trust, Series 2018-KF48, Class B (1* SOFR + 205) (a)(c)	7.511%	06/25/28	4,142,895	3,886,166
FREMF Mortgage Trust, Series 2018-KF50, Class B (1* SOFR + 190) (a)(c)	7.361%	07/25/28	2,503,081	2,386,103
FREMF Mortgage Trust, Series 2019-KF57, Class B (1* SOFR + 225) (a)(c)	7.711%	01/25/29	3,222,737	3,056,156
FREMF Mortgage Trust, Series 2019-KF59, Class B (1* SOFR + 235) (a)(c)	7.811%	02/25/29	2,045,713	1,949,934
FREMF Mortgage Trust, Series 2019-KF67, Class B (1* SOFR + 225) (a)(c)	7.711%	08/25/29	3,920,350	3,699,863
Multifamily Connecticut Avenue, Series 2020-01, Class CE (1* SOFR + 750) (a)(c)	12.895%	03/25/50	14,063,000	14,378,004

Diamond Hill Short Duration Securitized Bond Fund

Schedule of Investments (Continued)

September 30, 2024 (Unaudited)

Securitized - 84.2% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Multifamily - 6.8% (Continued)
Multifamily Connecticut Avenue, Series 2024-01, Class M7 (1* SOFR30A + 275) (a)(c)	8.030%	07/25/54	$15,644,806	$15,851,067
MultiFamily Structured Credit Risk, Series 2021-MN2, Class M-1 (1* SOFR + 180) (a)(c)	7.080%	07/25/41	15,300,883	14,524,167
MultiFamily Structured Credit Risk, Series 2021-MN2, Class M2 (1* SOFR30A + 335) (a)(c)	8.630%	07/25/41	39,250,000	37,371,868
MultiFamily Structured Credit Risk, Series 2021-MN2, Class B1 (1* SOFR30A + 550) (a)(c)	10.780%	07/25/41	6,154,000	5,133,929
MultiFamily Structured Credit Risk, Series 2024-MN8, Class M1 (1* SOFR30A + 285) (a)(c)	8.130%	05/25/44	7,741,405	7,799,303
MultiFamily Structured Credit Risk, Series 2021-MN1, Class M-1 (1* SOFR + 200) (a)(c)	7.280%	01/25/51	5,683,731	5,661,060
MultiFamily Structured Credit Risk, Series 2021-MN3, Class M-1 (1* SOFR + 230) (a)(c)	7.580%	11/25/51	17,134,586	17,082,875
MultiFamily Structured Credit Risk, Series 2021-MN3, Class B1 (1* SOFR + 685) (a)(c)	12.130%	11/25/51	13,500,000	13,119,529
MultiFamily Structured Credit Risk, Series 2022-MN4, Class M-1 (1* SOFR + 425) (a)(c)	9.599%	05/25/52	8,845,905	9,091,604
				196,824,785
Non-Agency MBS 2.0 - 0.2%
Chase Mortgage Finance Corp., Series 2021-CL1, Class M3 (1* SOFR + 155) (a)	6.830%	02/25/50	2,031,903	1,919,204
J.P. Morgan Wealth Management, Series 2021-CL1, Class M1 (1* SOFR + 130) (a)(c)	6.580%	03/25/51	3,955,162	3,848,310
J.P. Morgan Wealth Management, Series 2021-CL1, Class M3 (1* SOFR + 180) (a)(c)	7.080%	03/25/51	1,306,424	1,301,418
				7,068,932
Non-Performing Loan - 0.1%
Cascade Funding Mortgage Trust, Series 2021-EBO1, Class M3 (a)(c)	3.086%	11/25/50	1,662,000	1,571,617

Diamond Hill Short Duration Securitized Bond Fund

Schedule of Investments (Continued)

September 30, 2024 (Unaudited)

Securitized - 84.2% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Non-QM - 0.6%
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A3 (a)	6.098%	08/25/34	$3,456	$3,377
GCAT, Series 2023-NQM4, Class A1 (c)	4.250%	05/25/67	16,309,651	15,897,016
				15,900,393
Office - 0.9%
Drop Mortgage Trust, Series 2021-FILE, Class A (1* TSFR1M + 126) (a)(c)	6.601%	10/15/43	7,225,000	6,841,172
Drop Mortgage Trust, Series 2021-FILE, Class B (1* TSFR1M + 181) (a)(c)	7.151%	10/15/43	22,000,000	19,882,500
				26,723,672
Residential Transition Loan - 8.5%
AlphaFlow Transitional Mortgage Co., Series 2021-WL1, Class A1 (c)	3.280%	01/25/26	3,244,071	3,176,617
AlphaFlow Transitional Mortgage Co., Series 2021-WL1, Class A2 (c)	5.610%	01/25/26	2,460,572	2,421,447
Corevest American Finance Ltd., Series 2021-RTL1, Class A2 (c)	3.104%	03/28/29	4,507,206	4,458,103
Homeward Opportunities Funding Trust, Series 2024-RTL1, Class A1 (c)	7.120%	07/25/29	36,000,000	36,511,805
Homeward Opportunities Funding Trust, Series 2024-RTL1, Class A-2 (c)	8.570%	07/25/29	5,000,000	5,077,605
Homeward Opportunities Funding Trust, Series 2024-RRTL2, Class A1 (c)	5.989%	09/25/39	20,000,000	20,125,444
Homeward Opportunities Funding Trust, Series 2024-RRTL2, Class A-2 (c)	6.369%	09/25/39	7,000,000	7,058,795
LHOME Mortgage Trust, Series 2021-RTL3, Class A2 (c)	3.228%	09/25/26	8,250,000	8,173,117
LHOME Mortgage Trust, Series 2021-RTL3, Class M (c)	5.193%	09/25/26	5,000,000	4,932,295
LHOME Mortgage Trust, Series 2022-RTL1, Class M (c)	6.900%	02/25/27	7,927,500	7,921,689
LHOME Mortgage Trust, Series 2023-RTL1, Class A1 (c)	7.869%	01/25/28	5,000,000	5,029,677
LHOME Mortgage Trust, Series 2024-RTL1, Class A1 (c)	7.017%	01/25/29	7,050,000	7,164,303

Diamond Hill Short Duration Securitized Bond Fund

Schedule of Investments (Continued)

September 30, 2024 (Unaudited)

Securitized - 84.2% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Residential Transition Loan - 8.5% (Continued)
LHOME Mortgage Trust, Series 2024-RTL1, Class A2 (c)	9.165%	01/25/29	$2,500,000	$2,564,277
LHOME Mortgage Trust, Series 2024-RTL1, Class M (c)	11.949%	01/25/29	2,250,000	2,322,957
LHOME Mortgage Trust, Series 2024-RTL2, Class A1 (c)	7.390%	03/25/29	25,000,000	25,490,840
LHOME Mortgage Trust, Series 2024-RTL2, Class M (c)	12.404%	03/25/29	1,800,000	1,855,393
LHOME Mortgage Trust, Series 2024-RTL3, Class A2 (c)	6.894%	05/25/29	26,000,000	26,509,686
LHOME Mortgage Trust, Series 2024-RTL3, Class M (c)	10.728%	05/25/29	1,750,000	1,775,186
New York Mortgage Trust, Series 2022-BPL1, Class A2 (c)	4.948%	11/25/27	2,635,342	2,624,795
New York Mortgage Trust, Series 2024-BPL1, Class A2 (c)	8.617%	02/25/29	2,500,000	2,537,790
ROC Securities Trust, Series 2021-RTL1, Class A2 (c)	3.351%	08/25/26	7,900,000	7,721,141
ROC Securities Trust, Series 2021-RTL1, Class M (c)	5.682%	08/25/26	6,745,000	6,417,942
Toorak Mortgage Corp., Series 2022-1, Class A2 (c)	4.948%	03/25/29	8,000,000	7,911,703
TVC Mortgage Trust, Series 2023-RTL1, Class A2 (c)	9.500%	11/25/27	15,000,000	15,505,181
TVC Mortgage Trust, Series 2024-RRTL1, Class A1 (c)	5.545%	07/25/39	16,000,000	16,059,403
TVC Mortgage Trust, Series 2024-RRTL1, Class A2 (c)	5.956%	07/25/39	5,400,000	5,420,310
TVC Mortgage Trust, Series 2024-RRTL1, Class M2 (c)	9.398%	07/25/39	8,750,000	8,584,071
				245,351,572
Retail - 0.5%
Wells Fargo Mortgage Trust, Series 2021-SAVE, Class B (1* SOFR + 145) (a)(c)	6.661%	02/15/40	4,552,000	4,483,720

Diamond Hill Short Duration Securitized Bond Fund

Schedule of Investments (Continued)

September 30, 2024 (Unaudited)

Securitized - 84.2% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Retail - 0.5% (Continued)
Wells Fargo Mortgage Trust, Series 2021-SAVE, Class C (1* SOFR + 180) (a)(c)	7.011%	02/15/40	$3,040,000	$2,986,800
Wells Fargo Mortgage Trust, Series 2021-SAVE, Class D (1* SOFR + 250) (a)(c)	7.711%	02/15/40	2,083,200	2,046,744
Wells Fargo Mortgage Trust, Series 2021-SAVE, Class E (1* SOFR + 365) (a)(c)	8.861%	02/15/40	5,680,000	5,616,161
				15,133,425
Second Lien - 3.1%
HTAP, Series 2024-1, Class A (c)	7.000%	04/25/37	7,785,835	7,786,511
Point Securitization Trust, Series 2024-1, Class A1 (c)	6.500%	06/25/54	6,368,439	6,386,575
Unlock HEA Trust, Series 24-1, Class A (c)	7.000%	04/25/39	12,001,127	12,053,009
Unlock HEA Trust, Series 2024-2, Class A (c)	6.500%	10/25/39	14,300,000	14,249,099
Vista Point Securitization Trust, Series 2024-CES1, Class A1 (c)	6.676%	05/25/54	7,289,474	7,414,120
Vista Point Securitization Trust, Series 2024-CES2, Class A1 (c)	5.252%	10/25/54	20,000,000	20,013,920
Woodward Capital Management, Series 24-CES3, Class A1A (c)	6.591%	05/25/44	15,957,720	16,235,479
Woodward Capital Management, Series 2024-CES5, Class A1A (c)	5.846%	08/25/44	5,870,523	5,942,790
				90,081,503
Single Family Rental - 8.2%
American Homes 4 Rent, Series 2015-SFR1, Class A (c)	3.467%	04/17/52	4,091,298	4,056,283
AMSR Trust, Series 2020-SFR2, Class G (c)	4.000%	07/17/37	500,000	490,224
AMSR Trust, Series 2024-SFR1, Class A (c)	4.290%	07/17/41	14,000,000	13,880,777
AMSR Trust, Series 2024-SFR1, Class D (c)	4.290%	07/17/41	20,000,000	19,062,934
AMSR Trust, Series 2024-SFR1, Class E (c)	4.290%	07/17/41	4,293,000	4,014,927
Firstkey Homes Trust, Series 2020-SFR1, Class A (c)	1.339%	08/17/37	34,958,443	33,985,696
Firstkey Homes Trust, Series 2020-SFR2, Class A (c)	1.266%	10/19/37	20,086,501	19,444,076
Home Partners of America Trust, Series 2021-2, Class A (c)	1.901%	12/17/26	8,712,729	8,234,344

Diamond Hill Short Duration Securitized Bond Fund

Schedule of Investments (Continued)

September 30, 2024 (Unaudited)

Securitized - 84.2% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Single Family Rental - 8.2% (Continued)
Home Partners of America Trust, Series 2021-2, Class D (c)	2.652%	12/17/26	$6,245,785	$5,899,531
Home Partners of America Trust, Series 2019-1, Class A (c)	2.908%	09/17/39	2,206,036	2,102,375
Home Partners of America Trust, Series 2019-1, Class B (c)	3.157%	09/17/39	2,286,543	2,176,452
Home Partners of America Trust, Series 2019-2, Class A (c)	2.703%	10/19/39	1,085,528	1,041,830
Progress Residential Trust, Series 2024-SFR4, Class E2 (c)	3.400%	07/09/29	4,500,000	3,974,239
Progress Residential Trust, Series 2024-SFR4, Class E1 (c)	3.400%	07/09/29	12,500,000	11,143,588
Progress Residential Trust, Series 2024-SFR4, Class D (c)	3.400%	07/09/29	15,000,000	13,692,450
Progress Residential Trust, Series 2024-SFR5, Class E1 (c)	3.375%	08/09/29	22,681,000	20,248,227
Progress Residential Trust, Series 2024-SFR5, Class E2 (c)	3.625%	08/09/29	7,044,000	6,280,165
Progress Residential Trust, Series 2021-SFR4, Class A (c)	1.558%	05/19/38	226,446	217,433
Progress Residential Trust, Series 2021-SFR5, Class A (c)	1.427%	07/17/38	380,594	362,975
Progress Residential Trust, Series 2023-SFR2, Class E1 (c)	4.750%	10/17/40	3,141,000	2,979,071
Progress Residential Trust, Series 2024-SFR2, Class E1 (c)	3.400%	04/17/41	2,500,000	2,252,948
Progress Residential Trust, Series 2024-SFR2, Class E2 (c)	3.650%	04/17/41	1,500,000	1,347,274
Progress Residential Trust, Series 2024-SFR3, Class D (c)	3.500%	06/17/41	11,500,000	10,608,978
Progress Residential Trust, Series 2024-SFR3, Class C (c)	3.500%	06/17/41	8,500,000	7,914,738
Progress Residential Trust, Series 2024-SFR3, Class E1 (c)	4.000%	06/17/41	5,000,000	4,612,284

Diamond Hill Short Duration Securitized Bond Fund

Schedule of Investments (Continued)

September 30, 2024 (Unaudited)

Securitized - 84.2% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Single Family Rental - 8.2% (Continued)
Progress Residential Trust, Series 2024-SFR3, Class E2 (c)	4.000%	06/17/41	$2,000,000	$1,808,437
REMIC Funding Trust, Series 2024-2, Class A1 (c)	7.112%	09/27/28	23,958,000	23,955,604
REMIC Funding Trust, Series 2024-2, Class A2 (c)	8.806%	09/27/28	7,636,000	7,635,236
Tricon American Homes, Series 2019-SFR1, Class F (c)	3.745%	03/17/38	3,000,000	2,921,936
				236,345,032
Small Business - 4.3%
Credibility Asset Securitization, Series 2024-1A, Class A (c)	6.440%	11/15/29	9,000,000	9,167,449
Credibility Asset Securitization, Series 2024-1A, Class D (c)	12.450%	11/15/29	4,000,000	4,102,512
FORA Financial Asset Securitization, Series 2024-1A, Class D (c)	12.010%	08/15/29	4,000,000	4,020,781
FORA Financial Asset Securitization, Series 2024-1A, Class E (c)	15.510%	08/15/29	8,947,000	8,997,472
Kapitus Asset Securitization, LLC, Series 2022-1A, Class A (c)	3.382%	07/10/28	4,500,000	4,452,892
Kapitus Asset Securitization, LLC, Series 2022-2A, Class A (c)	3.382%	07/10/28	21,761,000	21,533,171
Kapitus Asset Securitization, LLC, Series 2022-1A, Class C (c)	4.464%	07/10/28	2,500,000	2,451,459
NCL Business Loan Trust, Series 2022-1, Class A (c)	3.187%	09/25/46	4,243,543	3,959,518
Newtek Alternative Loan Program, Series 2024-1, Class A (c)	6.490%	12/27/49	18,496,550	18,816,468
Newtek Alternative Loan Program, Series 2024-1, Class B (c)	7.710%	12/27/49	5,548,965	5,643,172
Newtek Small Business Loan Trust, Series 2018-1, Class A (1* Prime - 55) (a)(c)	7.450%	02/25/44	227,448	226,179
Newtek Small Business Loan Trust, Series 2018-1, Class B (1* Prime + 75) (a)(c)	8.390%	02/25/44	500,386	498,219

Diamond Hill Short Duration Securitized Bond Fund

Schedule of Investments (Continued)

September 30, 2024 (Unaudited)

Securitized - 84.2% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Small Business - 4.3% (Continued)
Newtek Small Business Loan Trust, Series 2019-01, Class A (1* Prime - 90) (a)(c)	7.100%	12/25/44	$540,654	$536,990
Newtek Small Business Loan Trust, Series 2022-1, Class B (1* SOFR + 375) (a)(c)	8.250%	10/25/49	2,027,619	2,002,086
Newtek Small Business Loan Trust, Series 2023-1, Class B (1* Prime + 75) (c)	8.750%	07/25/50	5,192,491	5,159,477
OnDeck Asset Securitization Trust, Series 2023-1, Class C (c)	9.930%	08/19/30	5,000,000	5,228,261
OnDeck Asset Securitization Trust, Series 2024-1A, Class B (c)	7.150%	06/17/31	3,750,000	3,862,013
OnDeck Asset Securitization Trust, Series 2024-2A, Class B (c)	5.420%	10/17/31	6,500,000	6,503,331
OnDeck Asset Securitization Trust, Series 2024-2A, Class C (c)	7.030%	10/17/31	2,300,000	2,303,064
RFS Asset Securitization II, LLC, Series 2024-1, Class D (c)	12.324%	07/15/31	3,250,000	3,299,285
RFS Asset Securitization II, LLC, Series 2024-1, Class E (c)	14.782%	07/15/31	5,565,000	5,645,790
RFS Asset Securitization, LLC, Series 2022-2, Class E (c)	12.366%	10/15/27	4,787,000	4,748,191
				123,157,780
Student Loan - 0.5%
Ascent Career Funding Trust, Series 2024-1A, Class A (c)	6.770%	10/25/32	4,745,467	4,757,114
Ascent Career Funding Trust, Series 2024-1A, Class B (c)	9.730%	10/25/32	2,700,000	2,716,708
College Ave Student Loans, Series 2018-A, Class B (c)	4.750%	12/26/47	643,413	622,719
College Ave Student Loans, Series 2018-A, Class C (c)	5.500%	12/26/47	392,311	380,519
College Ave Student Loans, Series 2019-A, Class C (c)	4.460%	12/28/48	2,079,491	1,996,445
College Ave Student Loans, Series 2021-A, Class B (c)	2.320%	07/25/51	1,339,731	1,224,645

Diamond Hill Short Duration Securitized Bond Fund

Schedule of Investments (Continued)

September 30, 2024 (Unaudited)

Securitized - 84.2% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Student Loan - 0.5% (Continued)
College Ave Student Loans, Series 2021-A, Class D (c)	4.120%	07/25/51	$686,863	$636,304
CommonBond Student Loan Trust, Series 2017-BGS, Class C (c)	4.440%	09/25/42	227,751	201,087
Laurel Road Prime Student Loan, Series 2019-A, Class BFX (c)	3.000%	10/25/48	2,646,909	2,532,161
Prodigy Finance, Series 2021-1A, Class A (1* TSFR1M + 136) (a)(c)	6.219%	07/25/51	547,396	545,276
				15,612,978
Unsecured Consumer - 11.5%
ACHV ABS Trust, Series 2023-3PL, Class D (c)	8.360%	08/19/30	1,750,000	1,801,228
ACHV ABS Trust, Series 2023-4CP, Class B (c)	7.240%	11/25/30	3,329,379	3,342,644
ACHV ABS Trust, Series 2023-4CP, Class C (c)	7.710%	11/25/30	3,000,000	3,040,461
ACHV ABS Trust, Series 2023-4CP, Class D (c)	8.600%	11/25/30	2,000,000	2,058,152
ACHV ABS Trust, Series 2023-4CP, Class E (c)	10.500%	11/25/30	5,500,000	5,650,206
Affirm, Inc., Series 2022-Z1, Class B (c)	6.490%	06/15/27	2,500,000	2,518,239
AMCR ABS Trust, Series 2023-1, Class A (c)	7.660%	01/21/31	1,302,210	1,308,501
AMCR ABS Trust, Series 2023-1, Class B (c)	8.700%	01/21/31	9,228,000	9,438,036
Avant Loans Funding Trust, Series 2021-REV1, Class C (c)	2.300%	07/15/30	3,273,855	3,263,093
Avant Loans Funding Trust, Series 2024-REV1, Class C (c)	7.060%	10/15/33	3,750,000	3,825,705
Bankers Healthcare Group Securitization Trust, Series 2023-B, Class C (c)	8.150%	12/17/36	3,500,000	3,723,428
Cherry Securitization Trust, Series 2024-1A, Class A (c)	5.700%	04/15/32	21,250,000	21,250,127
Cherry Securitization Trust, Series 2024-1A, Class C (c)	9.310%	04/15/32	2,000,000	1,999,873
Cherry Securitization Trust, Series 2024-1A, Class D (c)	12.280%	04/15/32	7,500,000	7,499,933
Conn Funding II, LP, Series 2023-A, Class B (c)	10.000%	01/17/28	1,564,335	1,524,296
Freedom Financial Trust, Series 2022-3FP, Class D (c)	7.360%	08/20/29	13,025,000	13,179,041
Freedom Financial Trust, Series 2022-4FP, Class D (c)	7.400%	12/18/29	25,420,000	25,824,554

Diamond Hill Short Duration Securitized Bond Fund

Schedule of Investments (Continued)

September 30, 2024 (Unaudited)

Securitized - 84.2% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Unsecured Consumer - 11.5% (Continued)
LendingPoint Asset Securitization, Series 22-C, Class C (c)	8.680%	02/15/30	$4,500,000	$4,191,794
LendingPoint Asset Securitization, Series 2022-C, Class D (c)	10.730%	02/15/30	4,920,000	1,712,702
Lendmark Funding Trust, Series 2020-2, Class B (c)	3.540%	04/21/31	2,000,000	1,916,743
Lendmark Funding Trust, Series 2020-2A, Class C (c)	4.690%	04/21/31	1,000,000	965,433
Mariner Finance Issuance Trust, Series 2020-A, Class D (c)	5.750%	08/21/34	8,230,000	8,068,376
Mariner Finance Issuance Trust, Series 2021-AA, Class D (c)	4.340%	03/20/36	1,850,000	1,757,986
Mariner Finance Issuance Trust, Series 2024-AA, Class B (c)	5.680%	09/22/36	4,000,000	4,080,934
Mariner Finance Issuance Trust, Series 2024-AA, Class C (c)	6.000%	09/22/36	3,000,000	3,060,806
Mariner Finance Issuance Trust, Series 2024-AA, Class E (c)	9.020%	09/22/36	6,000,000	6,138,587
Oportun Funding XIV, LLC, Series 2021-A, Class C (c)	3.440%	03/08/28	1,431,679	1,405,695
Oportun Funding, LLC, Series 2021-A, Class D (c)	5.400%	03/08/28	2,247,146	2,177,002
Oportun Funding, LLC, Series 2022-1, Class C (c)	6.000%	06/15/29	9,000,000	8,987,412
Oportun Funding, LLC, Series 2024-1A, Class A (c)	6.334%	04/08/31	3,485,226	3,494,625
Oportun Funding, LLC, Series 2024-1A, Class C (c)	7.421%	04/08/31	1,000,000	1,013,847
Oportun Funding, LLC, Series 2024-1A, Class D (c)	12.072%	04/08/31	12,250,000	12,511,540
Oportun Funding, LLC, Series 2021-B, Class A (c)	1.470%	05/08/31	4,493,209	4,361,546
Oportun Funding, LLC, Series 2021-B, Class D (c)	5.410%	05/08/31	9,027,682	8,581,657

Diamond Hill Short Duration Securitized Bond Fund

Schedule of Investments (Continued)

September 30, 2024 (Unaudited)

Securitized - 84.2% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Unsecured Consumer - 11.5% (Continued)
Oportun Funding, LLC, Series 2022-A, Class C (c)	7.400%	06/09/31	$7,600,000	$7,719,917
Oportun Funding, LLC, Series 2022-A, Class D (c)	8.500%	06/09/31	2,500,000	2,327,873
Oportun Funding, LLC, Series 2021-C, Class A (c)	2.180%	10/08/31	17,500,000	16,981,106
Oportun Funding, LLC, Series 2021-C, Class B (c)	2.670%	10/08/31	13,000,000	12,605,947
Oportun Funding, LLC, Series 2021-C, Class C (c)	3.610%	10/08/31	3,750,000	3,663,576
Oportun Funding, LLC, Series 2021-C, Class D (c)	5.570%	10/08/31	6,275,000	5,942,234
Oportun Funding, LLC, Series 2024-2, Class D (c)	10.470%	02/09/32	8,000,000	8,053,672
Pagaya AI Debt Selection Trust, Series 2024-1, Class A (c)	6.660%	07/15/31	1,022,168	1,039,688
Pagaya AI Debt Selection Trust, Series 2024-2, Class A (c)	6.319%	08/15/31	3,551,900	3,599,176
Pagaya AI Debt Selection Trust, Series 2024-2, Class B (c)	6.611%	08/15/31	11,994,665	12,125,166
Pagaya AI Debt Selection Trust, Series 2024-2, Class C (c)	7.573%	08/15/31	2,249,000	2,280,384
Pagaya AI Debt Selection Trust, Series 2024-2, Class D (c)	9.000%	08/15/31	3,248,555	3,225,530
Pagaya AI Debt Selection Trust, Series 2024-3, Class C (c)	7.297%	10/15/31	8,000,000	8,095,524
Prosper Marketplace Issuance Trust, Series 2019-3A, Class CFT (a)(c)	0.000%	07/15/25	81,061,702	22,000
Prosper Marketplace Issuance Trust, Series 2023-1, Class D (c)	11.240%	07/16/29	1,900,000	1,964,936
Purchasing Power Funding, Series 2024-A, Class C (c)	6.800%	08/15/28	8,820,000	8,997,713
Purchasing Power Funding, Series 2024-A, Class E (c)	10.180%	08/15/28	2,200,000	2,258,568

Diamond Hill Short Duration Securitized Bond Fund

Schedule of Investments (Continued)

September 30, 2024 (Unaudited)

Securitized - 84.2% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Unsecured Consumer - 11.5% (Continued)
Reach Financial, LLC, Series 2021-1A, Class B (c)	2.170%	05/15/29	$913,258	$910,599
Reach Financial, LLC, Series 2022-1A, Class C (c)	5.880%	11/15/29	4,000,000	4,003,445
Reach Financial, LLC, Series 2022-2A, Class C (c)	8.400%	05/15/30	4,658,500	4,721,850
Reach Financial, LLC, Series 2024-1A, Class B (c)	6.290%	02/18/31	3,500,000	3,568,504
Reach Financial, LLC, Series 2024-1A, Class C (c)	6.900%	02/18/31	1,150,000	1,193,341
Regional Management Issuance Trust, Series 2020-1, Class A (c)	2.340%	10/15/30	253,574	252,384
Regional Management Issuance Trust, Series 2020-1, Class B (c)	3.230%	10/15/30	2,500,000	2,465,960
Regional Management Issuance Trust, Series 2021-1, Class B (c)	2.420%	03/17/31	895,000	865,106
Regional Management Issuance Trust, Series 2021-1, Class C (c)	3.040%	03/17/31	4,650,000	4,475,880
Regional Management Issuance Trust, Class D, Pool #2024-1 (c)	7.460%	07/15/36	3,000,000	3,119,844
Upstart Pass-Through Trust, Series 2021-ST4, Class A (c)	2.000%	07/20/27	2,069,242	2,024,584
Upstart Pass-Through Trust, Series 2022-ST1, Class A (c)	2.600%	03/20/30	491,013	486,325
Upstart Pass-Through Trust, Series 2022-ST3, Class A (c)	4.300%	05/20/30	8,198,592	8,053,825
Upstart Structured Pass-Through Trust, Series 2022-1A, Class A (c)	3.400%	04/15/30	2,495,358	2,465,088
Upstart Structured Pass-Through Trust, Series 2022-2A, Class A (c)	4.250%	06/17/30	1,607,830	1,546,437
Upstart Structured Pass-Through Trust, Series 2022-4A, Class A (c)	7.010%	11/15/30	351,106	351,690

Diamond Hill Short Duration Securitized Bond Fund

Schedule of Investments (Continued)

September 30, 2024 (Unaudited)

Securitized - 84.2% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Unsecured Consumer - 11.5% (Continued)
Upstart Structured Pass-Through Trust, Series 2022-4A, Class B (c)	8.540%	11/15/30	$5,000,000	$5,054,588
				332,136,662

Total Securitized (Cost $2,421,465,090)				$2,440,679,078

Treasury - 4.5%	Coupon	Maturity	Shares / Par Value	Fair Value
U.S. Treasury Notes (b)	0.625%	10/15/24	$10,000,000	$9,983,654
U.S. Treasury Notes (b)	2.250%	10/31/24	25,000,000	24,945,514
U.S. Treasury Notes (b)	0.750%	11/15/24	5,000,000	4,975,033
U.S. Treasury Notes (b)	2.250%	11/15/24	15,000,000	14,951,949
U.S. Treasury Notes (b)	1.125%	01/15/25	10,000,000	9,901,172
U.S. Treasury Notes	3.875%	03/31/25	10,000,000	9,975,703
U.S. Treasury Notes	1.625%	02/15/26	10,000,000	9,710,547
U.S. Treasury STRIPS	0.125%	04/15/26	11,991,400	11,657,628
U.S. Treasury Notes	3.625%	05/15/26	15,000,000	14,975,977
U.S. Treasury Notes	3.750%	08/31/26	20,000,000	20,028,906
Total Treasury (Cost $130,820,971)				$131,106,083

Registered Investment Companies - 11.4%	Shares	Fair Value
State Street Institutional US Government Money Market Fund - Premier Class, 4.94% (f)	272,305,259	$272,305,259
State Street Navigator Securities Lending Portfolio I, 4.74% (f)(g)	58,699,545	58,699,545
Total Registered Investment Companies (Cost $331,004,804)		$331,004,804

Total Investment Securities - 103.0% (Cost $2,966,422,048)		$2,986,619,029

Liabilities in Excess of Other Assets - (3.0)%		(87,280,047)

Net Assets - 100.0%		$2,899,338,982

(a)	Variable rate security. The rate shown is the effective interest rate as of September 30, 2024. The benchmark on which the rate is calculated is shown parenthetically, if applicable. Certain variable rate securities are not based on a published rate and spread but are determined by the issuer or agent and may be based on index changes, prerepayment of underlying positions and/or other variables. These securities do not indicate a reference rate and spread in their description above.
(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of September 30, 2024 was $58,481,329.
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities have been deemed liquid under procedures approved by the Fund’s Board of Trustees and may normally be sold to qualified institutional buyers in transactions exempt from registration. The total fair value of these securities as of September 30, 2024 was $2,310,341,636, representing 79.7% of net assets.
(d)	Percentage rounds to less than 0.1%.
(e)	Illiquid security as determined under procedures approved by the Board of Trustees. The total fair value of these securities as of September 30, 2024 was $16,777,177 representing 0.6% of net assets.
(f)	The rate shown is the 7-day effective yield as of September 30, 2024.
(g)	This security was purchased using cash collateral held from securities on loan. Securities on loan are also collateralized by various U.S. Treasury and government agency securities in the amount of $1,407,883.

IO -	Interest Only
NA -	National Association
plc -	Public Limited Company
PO -	Principal Only
Prime -	Short-term interest rate in the banking system of the U.S.
SOFR -	Secured Overnight Financing Rate
TSFR -	CME Term SOFR

Diamond Hill Core Bond Fund

Schedule of Investments

September 30, 2024 (Unaudited)

Corporate Credit - 17.4%	Coupon	Maturity	Shares / Par Value	Fair Value
Banking - 5.9%
American Express Co.	2.250%	03/04/25	$1,050,000	$1,039,042
American Express Co. (a)	5.282%	07/27/29	400,000	414,301
American Express Co.	5.532%	04/25/30	325,000	340,654
American Express Co.	5.284%	07/26/35	825,000	858,995
Bank of America Corp. (1* TSFR3M + 90) (b)	2.015%	02/13/26	400,000	395,455
Bank of America Corp. (1* SOFR + 115) (b)	1.319%	06/19/26	3,125,000	3,048,020
Bank of America Corp.	3.194%	07/23/30	2,500,000	2,366,234
Bank of America Corp. (1* TSFR3M + 145) (b)	2.884%	10/22/30	2,300,000	2,136,106
Bank of America Corp. (1* SOFR + 215) (b)	2.592%	04/29/31	450,000	408,079
Bank of America Corp., Class B (1* SOFR + 153) (b)	1.898%	07/23/31	3,000,000	2,602,810
Bank of America Corp. (b)	2.687%	04/22/32	1,225,000	1,092,540
Bank of America Corp. (b)	4.571%	04/27/33	1,700,000	1,691,835
Bank of America Corp. (b)	5.468%	01/23/35	250,000	262,901
Bank of Montreal France	0.949%	01/22/27	630,000	601,907
Bank of New York Mellon Corp. (The)	6.317%	10/25/29	2,150,000	2,312,629
Bank of New York Mellon Corp. (The) (1* SOFR + 207) (b)	5.834%	10/25/33	500,000	541,581
Bank of Nova Scotia (a)	3.450%	04/11/25	200,000	198,640
Capital One Financial Corp.	1.878%	11/02/27	1,000,000	950,194
Capital One Financial Corp.	5.468%	02/01/29	500,000	512,535
Capital One Financial Corp.	6.377%	06/08/34	500,000	540,170
Citibank NA	5.570%	04/30/34	1,750,000	1,866,906
Citigroup, Inc. (1* SOFR + 125) (b)	6.843%	07/01/26	100,000	100,612
Citigroup, Inc.	4.125%	07/25/28	150,000	148,784
Citigroup, Inc. (b)	5.174%	02/13/30	500,000	513,620
Citigroup, Inc. (1* SOFR + 142) (b)	2.976%	11/05/30	3,380,000	3,145,468
Citigroup, Inc. (b)	2.666%	01/29/31	2,062,000	1,878,629
Citigroup, Inc. (1* SOFR + 211) (b)	2.572%	06/03/31	4,175,000	3,757,137
Citizens Bank NA	4.575%	08/09/28	1,350,000	1,348,536
Comerica, Inc.	5.982%	01/30/30	2,850,000	2,938,023
Discover Bank	3.450%	07/27/26	1,500,000	1,468,414
Discover Bank	4.650%	09/13/28	1,683,000	1,683,463
Fifth Third Bancorp	2.375%	01/28/25	275,000	272,765
Fifth Third Bancorp	1.707%	11/01/27	450,000	425,783

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

September 30, 2024 (Unaudited)

Corporate Credit - 17.4% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Banking - 5.9% (Continued)
Fifth Third Bancorp	6.361%	10/27/28	$500,000	$526,671
Fifth Third Bancorp (1* SOFR + 234) (a)(b)	6.339%	07/27/29	750,000	797,195
First Horizon Bank (a)	5.750%	05/01/30	250,000	253,839
Goldman Sachs Group, Inc. (1* SOFR + 79) (b)	1.093%	12/09/26	950,000	911,224
Goldman Sachs Group, Inc.	1.948%	10/21/27	1,000,000	953,313
Goldman Sachs Group, Inc. (1* TSFR3M + 156) (b)	4.223%	05/01/29	2,650,000	2,634,548
Goldman Sachs Group, Inc.	2.600%	02/07/30	500,000	459,057
Goldman Sachs Group, Inc. (b)	1.992%	01/27/32	1,000,000	855,418
Goldman Sachs Group, Inc. (1* SOFR + 128) (b)	2.615%	04/22/32	3,700,000	3,269,744
HSBC Holdings plc	5.597%	05/17/28	3,100,000	3,187,004
Huntington Bancshares, Inc.	6.208%	08/21/29	750,000	793,424
Huntington Bancshares, Inc.	5.023%	05/17/33	400,000	397,082
Huntington National Bank	5.699%	11/18/25	1,250,000	1,250,090
JPMorgan Chase & Co. (b)	1.561%	12/10/25	200,000	198,481
JPMorgan Chase & Co. (b)	2.083%	04/22/26	2,000,000	1,968,087
JPMorgan Chase & Co. (1* SOFR + 80) (b)	1.045%	11/19/26	500,000	480,466
JPMorgan Chase & Co. (1* SOFR + 89) (b)	1.578%	04/22/27	400,000	383,188
JPMorgan Chase & Co.	1.470%	09/22/27	1,350,000	1,278,701
JPMorgan Chase & Co.	5.040%	01/23/28	1,000,000	1,016,726
JPMorgan Chase & Co. (1* TSFR3M + 121) (b)	3.509%	01/23/29	1,425,000	1,391,678
JPMorgan Chase & Co. (1* SOFR + 115)	2.069%	06/01/29	1,250,000	1,156,480
JPMorgan Chase & Co. (b)	3.702%	05/06/30	1,500,000	1,458,939
JPMorgan Chase & Co. (1* SOFR + 151) (b)	2.739%	10/15/30	1,850,000	1,713,853
JPMorgan Chase & Co. (b)	2.545%	11/08/32	475,000	417,831
JPMorgan Chase & Co.	5.294%	07/22/35	950,000	990,787
KeyBank NA (a)	4.700%	01/26/26	250,000	250,321
KeyBank NA (a)	5.000%	01/26/33	3,650,000	3,616,832
KeyCorp	2.550%	10/01/29	385,000	348,849
KeyCorp	4.789%	06/01/33	300,000	293,700
M&T Bank Trust Co.	5.400%	11/21/25	600,000	603,738
Morgan Stanley	3.875%	01/27/26	700,000	696,907
Morgan Stanley	3.625%	01/20/27	100,000	99,098
Morgan Stanley, Series GMTN (1* SOFR + 114) (b)	2.699%	01/22/31	2,675,000	2,450,010

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

September 30, 2024 (Unaudited)

Corporate Credit - 17.4% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Banking - 5.9% (Continued)
Morgan Stanley (SOFR + 312) (b)	3.622%	04/01/31	$2,500,000	$2,400,414
Morgan Stanley (1* SOFR + 103) (b)	1.794%	02/13/32	3,750,000	3,174,277
Morgan Stanley (b)	1.928%	04/28/32	750,000	636,335
Morgan Stanley (b)	4.889%	07/20/33	1,000,000	1,012,496
PNC Bank NA	2.700%	10/22/29	250,000	229,000
PNC Financial Services Group, Inc. (The)	2.600%	07/23/26	250,000	243,130
PNC Financial Services Group, Inc. (The)	5.300%	01/21/28	1,000,000	1,023,339
PNC Financial Services Group, Inc. (The)	5.582%	06/12/29	500,000	520,440
PNC Financial Services Group, Inc. (The) (a)	6.037%	10/28/33	850,000	918,374
PNC Financial Services Group, Inc. (The) (b)	5.939%	08/18/34	1,000,000	1,078,312
Regions Financial Corp.	2.250%	05/18/25	275,000	270,154
Royal Bank of Canada	4.950%	04/25/25	375,000	375,486
Royal Bank of Canada, Series H (a)	1.150%	07/14/26	200,000	189,834
Royal Bank of Canada	4.900%	01/12/28	500,000	511,875
Royal Bank of Canada (a)	3.875%	05/04/32	2,150,000	2,075,751
State Street Corp. (1* SOFR + 94) (b)	2.354%	11/01/25	175,000	174,549
State Street Corp.	5.272%	08/03/26	700,000	714,829
State Street Corp.	4.164%	08/04/33	300,000	291,857
Toronto-Dominion Bank (The)	1.200%	06/03/26	1,050,000	1,001,096
Toronto-Dominion Bank (The) (a)	5.156%	01/10/28	500,000	514,991
Toronto-Dominion Bank (The), Series C	5.523%	07/17/28	500,000	523,058
Toronto-Dominion Bank (The) (a)	4.994%	04/05/29	1,000,000	1,030,440
Toronto-Dominion Bank (The)	3.200%	03/10/32	236,000	216,247
Truist Financial Corp.	5.900%	10/28/26	250,000	253,214
Truist Financial Corp. (a)	6.047%	06/08/27	500,000	513,071
Truist Financial Corp. (b)	4.873%	01/26/29	500,000	505,331
Truist Financial Corp. (a)	1.887%	06/07/29	1,000,000	914,810
Truist Financial Corp. (b)	7.161%	10/30/29	500,000	548,062
Truist Financial Corp. (b)	5.711%	01/24/35	500,000	526,743
US Bancorp	2.215%	01/27/28	800,000	763,857
US Bancorp	4.548%	07/22/28	300,000	302,366
US Bancorp	5.775%	06/12/29	1,450,000	1,519,651
US Bancorp	4.839%	02/01/34	1,000,000	999,297
Wells Fargo & Co. (1* SOFR + 200) (b)	2.188%	04/30/26	500,000	491,859
Wells Fargo & Co. (1* SOFR + 210) (b)	2.393%	06/02/28	650,000	618,031

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

September 30, 2024 (Unaudited)

Corporate Credit - 17.4% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Banking - 5.9% (Continued)
Wells Fargo & Co., Series W (1* SOFR + 174) (b)	5.574%	07/25/29	$900,000	$936,364
Wells Fargo & Co. (b)	2.879%	10/30/30	4,000,000	3,710,034
Wells Fargo & Co. (b)	2.572%	02/11/31	1,050,000	953,474
Wells Fargo & Co. (b)	3.350%	03/02/33	2,700,000	2,468,274
Wells Fargo & Co. (a)(b)	5.499%	01/23/35	1,000,000	1,048,289
				115,165,060
Basic Industry - 0.1%
Nucor Corp., CV	2.000%	06/01/25	250,000	245,816
Nucor Corp. (a)	3.125%	04/01/32	250,000	228,867
PPG Industries, Inc.	2.550%	06/15/30	300,000	273,596
Sherwin Williams Co.	3.300%	02/01/25	350,000	347,521
Sherwin-Williams Co.	2.300%	05/15/30	250,000	224,918
				1,320,718
Brokerage Asset Managers Exchanges - 0.4%
Ameriprise Financial, Inc.	3.000%	04/02/25	250,000	247,927
Ameriprise Financial, Inc.	5.150%	05/15/33	800,000	833,362
BlackRock Funding, Inc.	5.000%	03/14/34	500,000	521,154
BlackRock, Inc. (a)	2.100%	02/25/32	1,625,000	1,404,306
Charles Schwab Corp. (The) (b)	5.853%	05/19/34	1,950,000	2,088,043
Charles Schwab Corp. (The) (b)	6.136%	08/24/34	450,000	491,924
Intercontinental Exchange, Inc. (a)	5.250%	06/15/31	400,000	420,948
Intercontinental Exchange, Inc. (a)	4.950%	06/15/52	875,000	871,665
				6,879,329
Capital Goods - 0.6%
Carrier Global Corp.	2.722%	02/15/30	250,000	231,129
Deere & Co.	3.100%	04/15/30	1,725,000	1,638,056
John Deere Capital Corp.	5.100%	04/11/34	750,000	785,300
Johnson Controls International plc	5.500%	04/19/29	450,000	470,628
Johnson Controls International plc	2.000%	09/16/31	500,000	427,702
L3Harris Technologies, Inc.	4.400%	06/15/28	1,710,000	1,717,163
Northrop Grumman Corp. (a)	4.900%	06/01/34	900,000	920,177
RTX Corp. (a)	6.100%	03/15/34	2,675,000	2,953,141
Waste Connections, Inc.	5.000%	03/01/34	1,800,000	1,847,583

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

September 30, 2024 (Unaudited)

Corporate Credit - 17.4% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Capital Goods - 0.6% (Continued)
Waste Management, Inc., Series 19-SFR4, Class A	3.125%	03/01/25	$400,000	$396,949
Waste Management, Inc. (a)	1.150%	03/15/28	300,000	272,548
Waste Management, Inc. (a)	4.625%	02/15/30	875,000	896,283
				12,556,659
Communications - 0.8%
American Tower Corp.	3.125%	01/15/27	300,000	292,019
American Tower Corp. (a)	5.800%	11/15/28	250,000	262,631
American Tower Corp. (a)	5.200%	02/15/29	500,000	516,382
American Tower Corp.	2.100%	06/15/30	200,000	176,148
AT&T, Inc. (a)	2.300%	06/01/27	650,000	620,709
AT&T, Inc.	2.550%	12/01/33	114,000	96,089
AT&T, Inc.	4.500%	05/15/35	700,000	681,641
AT&T, Inc., Class B	3.500%	06/01/41	400,000	327,360
British Telecommunications plc (a)(c)	3.250%	11/08/29	275,000	259,604
Comcast Corp. (a)	1.950%	01/15/31	1,525,000	1,324,058
Comcast Corp.	3.969%	11/01/47	144,000	120,321
Comcast Corp.	5.350%	05/15/53	925,000	946,115
Deutsche Telekom International Finance BV (c)	4.750%	06/21/38	100,000	97,528
T-Mobile USA, Inc.	5.050%	07/15/33	3,650,000	3,741,224
Verizon Communications, Inc.	1.750%	01/20/31	700,000	597,161
Verizon Communications, Inc.	2.550%	03/21/31	1,400,000	1,250,084
Verizon Communications, Inc.	2.355%	03/15/32	1,237,000	1,065,726
WarnerMedia Holdings, Inc. (a)	4.279%	03/15/32	2,850,000	2,531,747
				14,906,547
Consumer Cyclical - 1.9%
American Honda Finance (a)	4.900%	01/10/34	400,000	406,859
BMW US Capital, LLC (c)	3.900%	04/09/25	300,000	298,810
CVS Health Corp.	3.750%	04/01/30	500,000	479,133
CVS Health Corp.	5.050%	03/25/48	2,550,000	2,327,460
CVS Health Corp. (a)	5.875%	06/01/53	450,000	457,939
Dollar General Corp. (a)	5.450%	07/05/33	2,150,000	2,191,172
Dollar Tree, Inc.	4.000%	05/15/25	1,250,000	1,242,670
Expedia, Inc.	3.800%	02/15/28	1,250,000	1,226,575
Ford Motor Co., Class B	3.250%	02/12/32	1,000,000	851,625

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

September 30, 2024 (Unaudited)

Corporate Credit - 17.4% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Consumer Cyclical - 1.9% (Continued)
Ford Motor Credit Co., LLC	4.134%	08/04/25	$1,250,000	$1,238,461
Ford Motor Credit Co., LLC	5.850%	05/17/27	2,000,000	2,036,096
General Motors Co. (a)	5.400%	10/15/29	1,125,000	1,153,354
General Motors Financial Co., Inc., Class B	1.500%	06/10/26	700,000	665,844
General Motors Financial Co., Inc.	2.700%	08/20/27	1,000,000	952,009
General Motors Financial Co., Inc.	5.750%	02/08/31	500,000	516,970
General Motors Financial Co., Inc. (a)	5.450%	09/06/34	1,700,000	1,694,737
Home Depot, Inc. (The)	2.700%	04/15/30	1,500,000	1,395,365
Home Depot, Inc. (The) (a)	4.950%	06/25/34	750,000	779,720
Home Depot, Inc. (The)	4.200%	04/01/43	1,100,000	1,004,870
Hyundai Capital America (c)	5.250%	01/08/27	400,000	407,133
Hyundai Capital America (c)	5.350%	03/19/29	1,500,000	1,545,232
Hyundai Capital America (c)	5.400%	06/24/31	850,000	881,499
Hyundai Capital America, Series A (c)	4.750%	09/26/31	400,000	397,892
Lowes Cos., Inc.	2.625%	04/01/31	950,000	853,729
Lowes Cos., Inc.	4.250%	04/01/52	2,300,000	1,947,288
Mercedes-Benz Financing NA (c)	4.800%	03/30/28	500,000	507,830
Mercedes-Benz Financing NA (a)(c)	5.000%	01/11/34	2,000,000	2,019,530
PACCAR Financial Corp., Series Q	5.000%	05/13/27	750,000	770,242
Ross Stores, Inc.	4.600%	04/15/25	760,000	758,678
Toyota Motor Credit Corp.	4.550%	05/17/30	1,450,000	1,474,722
Toyota Motor Credit Corp.	5.550%	11/20/30	800,000	854,771
Volkswagen Group America (c)	5.650%	09/12/28	2,400,000	2,484,975
Walmart, Inc. (a)	4.500%	04/15/53	450,000	434,045
				36,257,235
Consumer Non-Cyclical - 1.5%
Abbott Laboratories	4.750%	11/30/36	100,000	102,600
AbbVie, Inc.	3.600%	05/14/25	500,000	496,812
AbbVie, Inc.	3.200%	11/21/29	750,000	717,227
AbbVie, Inc.	4.550%	03/15/35	100,000	100,025
AbbVie, Inc.	4.500%	05/14/35	800,000	797,439
Amgen, Inc.	1.900%	02/21/25	310,000	306,322
Amgen, Inc.	4.200%	03/01/33	400,000	388,522
Amgen, Inc.	5.250%	03/02/33	500,000	520,538
Amgen, Inc.	5.600%	03/02/43	425,000	446,500

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

September 30, 2024 (Unaudited)

Corporate Credit - 17.4% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Consumer Non-Cyclical - 1.5% (Continued)
Anheuser-Busch InBev SA/NV	4.700%	02/01/36	$2,625,000	$2,635,571
Baxter International, Inc.	1.915%	02/01/27	300,000	284,086
Bristol-Myers Squibb Co.	2.950%	03/15/32	300,000	273,460
Bristol-Myers Squibb Co. (a)	5.900%	11/15/33	1,450,000	1,602,353
Coca-Cola Co. (The) (a)	5.000%	05/13/34	800,000	842,993
Constellation Brands, Inc.	2.250%	08/01/31	350,000	302,590
HCA, Inc.	3.375%	03/15/29	1,900,000	1,813,975
HCA, Inc.	4.125%	06/15/29	650,000	639,813
Johnson & Johnson (a)	4.900%	06/01/31	2,175,000	2,285,702
Keurig Dr. Pepper, Inc. (a)	5.100%	03/15/27	800,000	818,102
Kroger Co. (The)	3.500%	02/01/26	1,250,000	1,234,865
Kroger Co. (The)	2.650%	10/15/26	100,000	97,055
Kroger Co. (The)	2.200%	05/01/30	125,000	111,312
Kroger Co. (The)	1.700%	01/15/31	550,000	465,618
Laboratory Corp. of American Holdings	1.550%	06/01/26	375,000	358,086
Mondelez International, Inc. (c)	1.250%	09/24/26	1,600,000	1,509,118
Pfizer, Inc.	7.200%	03/15/39	1,100,000	1,375,673
Pfizer, Inc.	5.340%	05/19/63	1,800,000	1,849,073
Phillip Morris International, Inc.	5.500%	09/07/30	1,500,000	1,587,948
Phillip Morris International, Inc. (a)	5.375%	02/15/33	900,000	941,255
Roche Holdings, Inc. (c)	5.593%	11/13/33	2,331,000	2,528,065
Zoetis, Inc., Series 4006	2.000%	05/15/30	1,175,000	1,038,436
				28,471,134
Electric - 1.0%
American Electric Power, Inc.	1.000%	11/01/25	500,000	481,161
Berkshire Hathaway Energy Co.	4.050%	04/15/25	1,000,000	997,408
CMS Energy Corp.	2.950%	02/15/27	100,000	96,770
Commonwealth Edison Co.	5.300%	06/01/34	900,000	947,984
Dominion Energy South Carolina, Inc. (a)	6.250%	10/15/53	450,000	524,548
Dominion Energy, Inc.	1.450%	04/15/26	750,000	718,301
DTE Electric Co.	5.200%	04/01/33	450,000	471,419
DTE Energy Co., Series C	2.529%	10/01/24	150,000	150,000
DTE Energy Co., Series E	2.850%	10/01/26	100,000	97,344
DTE Energy Co., Series H	2.950%	03/01/30	125,000	115,456
Duke Energy Corp.	4.300%	03/15/28	825,000	825,789

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

September 30, 2024 (Unaudited)

Corporate Credit - 17.4% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Electric - 1.0% (Continued)
Duke Energy Florida, LLC	6.200%	11/15/53	$1,000,000	$1,149,090
Duke Energy Indiana, LLC	2.750%	04/01/50	370,000	242,972
Duke Energy Ohio, Inc.	5.250%	04/01/33	250,000	260,977
Duke Energy Progress, Inc.	2.000%	08/15/31	600,000	515,037
Florida Power & Light Co.	5.100%	04/01/33	500,000	523,046
Idaho Power Co.	5.500%	03/15/53	900,000	929,662
Idaho Power Co.	5.800%	04/01/54	1,850,000	1,978,427
MidAmerican Energy Co.	3.650%	04/15/29	350,000	343,841
Nevada Power Co., Series 2023A	6.000%	03/15/54	450,000	497,693
NextEra Energy Capital Holdings, Inc.	4.625%	07/15/27	1,535,000	1,557,985
NextEra Energy Capital Holdings, Inc.	5.250%	03/15/34	500,000	519,316
Northern States Power Co. (a)	2.250%	04/01/31	500,000	441,475
Northern States Power Co. (a)	5.100%	05/15/53	900,000	908,006
Oncor Electric Delivery Co., LLC	3.750%	04/01/45	490,000	404,591
Oncor Electric Delivery Co., LLC	4.950%	09/15/52	500,000	487,143
PacifiCorp	5.500%	05/15/54	450,000	452,227
PECO Energy Co.	3.000%	09/15/49	200,000	141,771
PPL Electric Utilities Corp.	5.000%	05/15/33	900,000	927,732
PPL Electric Utilities Corp.	3.000%	10/01/49	160,000	114,713
Progress Energy, Inc.	7.750%	03/01/31	1,000,000	1,171,528
Public Service Co. of Colorado	4.500%	06/01/52	400,000	357,906
Public Service Electric & Gas Co.	2.250%	09/15/26	100,000	96,650
Southwestern Electric Power Co.	2.750%	10/01/26	100,000	96,907
Wisconsin Power & Light Co.	1.950%	09/16/31	800,000	676,304
				20,221,179
Energy - 0.8%
BP Capital Markets America	4.812%	02/13/33	800,000	810,699
BP Capital Markets America	4.893%	09/11/33	500,000	508,751
BP Capital Markets America	4.989%	04/10/34	500,000	510,883
ConocoPhillips Co.	6.950%	04/15/29	1,100,000	1,223,257
ConocoPhillips Co.	5.550%	03/15/54	450,000	470,469
Coterra Energy, Inc.	3.900%	05/15/27	100,000	98,517
Diamondback Energy, Inc.	3.250%	12/01/26	200,000	195,738
Diamondback Energy, Inc. (a)	6.250%	03/15/53	500,000	535,642
Energy Transfer, LP (c)	5.625%	05/01/27	500,000	501,727

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

September 30, 2024 (Unaudited)

Corporate Credit - 17.4% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Energy - 0.8% (Continued)
Energy Transfer, LP	4.950%	05/15/28	$1,850,000	$1,877,599
Energy Transfer, LP	5.550%	05/15/34	500,000	517,706
Helmerich & Payne, Inc.	2.900%	09/29/31	1,650,000	1,414,228
MPLX, LP	5.000%	03/01/33	3,400,000	3,401,880
Occidental Petroleum Corp.	3.000%	02/15/27	1,475,000	1,423,527
Phillips 66 Co.	2.450%	12/15/24	100,000	99,413
Phillips 66 Co.	3.550%	10/01/26	100,000	98,702
Phillips 66 Co.	5.300%	06/30/33	875,000	902,015
Phillips 66 Co. (a)	4.950%	03/15/35	400,000	395,713
Shell International Finance BV	2.375%	11/07/29	645,000	597,816
Shell International Finance BV	6.375%	12/15/38	73,000	84,699
Total Capital International SA	2.829%	01/10/30	120,000	113,022
				15,782,003
Insurance - 1.9%
Athene Global Funding (c)	2.500%	01/14/25	225,000	223,242
Berkshire Hathaway Financial Corp.	3.850%	03/15/52	900,000	759,322
Equitable Financial Life (c)	1.800%	03/08/28	609,000	557,371
Jackson National Life Global Funding (c)	5.500%	01/09/26	800,000	807,996
Jackson National Life Global Funding (c)	5.550%	07/02/27	2,200,000	2,259,762
Lincoln National Corp. (a)	3.625%	12/12/26	100,000	98,688
MassMutual Global Funding (c)	4.150%	08/26/25	500,000	498,842
MassMutual Global Funding (c)	1.200%	07/16/26	400,000	380,117
MassMutual Global Funding (c)	5.150%	05/30/29	3,550,000	3,697,135
MassMutual Global Funding (a)(c)	4.350%	09/17/31	2,300,000	2,291,057
Met Life Global Funding I (c)	5.400%	09/12/28	1,850,000	1,930,455
Met Life Global Funding I (c)	4.300%	08/25/29	1,000,000	1,002,976
Met Life Global Funding I (c)	1.550%	01/07/31	1,950,000	1,638,141
Met Life Global Funding I (c)	5.150%	03/28/33	500,000	518,965
Met Tower Global Funding (c)	3.700%	06/13/25	350,000	347,843
New York Life Global Funding (c)	1.150%	06/09/26	50,000	47,653
New York Life Global Funding (c)	4.900%	06/13/28	1,000,000	1,026,185
New York Life Global Funding (c)	4.700%	01/29/29	1,000,000	1,023,936
New York Life Global Funding (a)(c)	1.200%	08/07/30	2,000,000	1,694,342
New York Life Global Funding (c)	5.000%	01/09/34	1,000,000	1,033,417
Northwestern Mutual Global Funding (c)	4.000%	07/01/25	400,000	398,599

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

September 30, 2024 (Unaudited)

Corporate Credit - 17.4% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Insurance - 1.9% (Continued)
Northwestern Mutual Global Funding (c)	5.070%	03/25/27	$3,000,000	$3,083,732
Northwestern Mutual Global Funding (c)	4.350%	09/15/27	400,000	404,231
Pacific Life Global Fund II (c)	1.450%	01/20/28	500,000	458,692
Pricoa Global Funding I (c)	5.550%	08/28/26	700,000	718,683
Pricoa Global Funding I (c)	5.100%	05/30/28	500,000	516,165
Pricoa Global Funding I (c)	4.650%	08/27/31	500,000	506,560
Principal Life Global Funding II (c)	1.250%	06/23/25	525,000	512,822
Principal Life Global Funding II (c)	0.875%	01/12/26	500,000	478,345
Principal Life Global Funding II (c)	5.000%	01/16/27	500,000	509,192
Principal Life Global Funding II (c)	4.600%	08/19/27	300,000	304,065
Progressive Corp.	3.200%	03/26/30	240,000	228,531
Protective Life Global Funding (c)	3.218%	03/28/25	285,000	282,778
Protective Life Global Funding (c)	5.209%	04/14/26	1,000,000	1,013,450
Protective Life Global Funding (c)	1.618%	04/15/26	800,000	769,124
Protective Life Global Funding (c)	4.992%	01/12/27	500,000	508,604
Protective Life Global Funding (c)	1.900%	07/06/28	650,000	598,878
Protective Life Global Funding (c)	5.467%	12/08/28	500,000	522,802
Protective Life Global Funding (c)	1.737%	09/21/30	1,500,000	1,300,643
RGA Global Funding (a)(c)	2.000%	11/30/26	660,000	628,621
UnitedHealth Group, Inc.	4.200%	05/15/32	1,150,000	1,140,962
UnitedHealth Group, Inc.	4.250%	06/15/48	500,000	442,588
UnitedHealth Group, Inc.	5.200%	04/15/63	500,000	500,465
				37,665,977
Natural Gas - 0.1%
Atmos Energy Corp.	2.625%	09/15/29	310,000	289,531
Atmos Energy Corp. (a)	5.900%	11/15/33	850,000	934,070
Atmos Energy Corp.	4.125%	03/15/49	885,000	757,078
				1,980,679
Other Utility - 0.2%
American Water Capital Corp.	2.800%	05/01/30	300,000	278,359
American Water Capital Corp.	2.300%	06/01/31	825,000	724,248
American Water Capital Corp. (a)	5.150%	03/01/34	2,000,000	2,086,041
				3,088,648
REITS - 0.6%
Alexandria Real Estate Equities, Inc.	3.950%	01/15/28	100,000	98,631

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

September 30, 2024 (Unaudited)

Corporate Credit - 17.4% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
REITS - 0.6% (Continued)
American Homes 4 Rent	4.250%	02/15/28	$100,000	$99,159
Boston Properties, LP	2.750%	10/01/26	50,000	48,198
CubeSmart, LP	2.250%	12/15/28	4,200,000	3,862,622
ERP Operating, LP	2.850%	11/01/26	100,000	97,483
ERP Operating, LP	2.500%	02/15/30	1,850,000	1,690,675
Extra Space Storage, LP	3.875%	12/15/27	100,000	98,597
Extra Space Storage, LP	2.200%	10/15/30	1,399,000	1,225,700
Extra Space Storage, LP	5.350%	01/15/35	400,000	408,731
Public Storage (a)	1.850%	05/01/28	800,000	740,745
Realty Income Corp.	0.750%	03/15/26	1,375,000	1,303,567
Realty Income Corp.	4.450%	09/15/26	413,000	413,602
Realty Income Corp. (a)	3.000%	01/15/27	100,000	97,362
Realty Income Corp.	2.100%	03/15/28	250,000	232,539
Realty Income Corp.	2.200%	06/15/28	151,000	140,241
Realty Income Corp.	4.000%	07/15/29	60,000	59,068
Realty Income Corp.	3.200%	02/15/31	250,000	231,644
Realty Income Corp.	5.125%	02/15/34	1,000,000	1,022,405
Sun Communities Operations LP	5.500%	01/15/29	250,000	257,342
				12,128,311
Technology - 0.8%
Apple, Inc.	1.650%	02/08/31	3,025,000	2,644,139
Broadcom, Inc. (a)(c)	4.150%	04/15/32	2,700,000	2,619,527
Dell International, LLC / EMC Corp.	4.900%	10/01/26	1,488,000	1,503,424
Fidelity National Information Services, Inc. (a)	1.650%	03/01/28	300,000	274,368
Foundry JV Holdco, LLC (c)	6.150%	01/25/32	500,000	519,976
Mastercard, Inc.	2.000%	11/18/31	2,300,000	1,987,555
Mastercard, Inc.	4.875%	05/09/34	750,000	775,836
Oracle Corp.	2.875%	03/25/31	500,000	454,871
Oracle Corp.	3.600%	04/01/40	4,500,000	3,743,922
Xilinx, Inc.	2.375%	06/01/30	2,125,000	1,929,479
				16,453,097
Transportation - 0.8%
Alaska Airlines Pass-Through Trust, Series 2020-1B, Class A (c)	4.800%	02/15/29	102,965	102,833

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

September 30, 2024 (Unaudited)

Corporate Credit - 17.4% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Transportation - 0.8% (Continued)
American Airlines Pass-Through Trust, Series 2016-2, Class AA	3.200%	12/15/29	$293,400	$277,910
Burlington North Santa Fe, LLC	5.050%	03/01/41	500,000	507,554
Burlington North Santa Fe, LLC	2.875%	06/15/52	1,523,000	1,050,133
CSX Corp.	4.250%	11/01/66	100,000	84,627
FedEx Corp. (a)	2.400%	05/15/31	500,000	442,415
FedEx Corp., Series 2020-1, Class AA, CV	1.875%	08/20/35	2,944,766	2,559,228
Kirby Corp. (a)	4.200%	03/01/28	600,000	593,515
Norfolk Southern Corp.	3.000%	03/15/32	600,000	546,643
Norfolk Southern Corp.	5.950%	03/15/64	500,000	553,663
Penske Trust Leasing Co. / PTL Finance Corp. (c)	5.350%	03/30/29	1,350,000	1,394,130
Ryder System, Inc.	2.850%	03/01/27	500,000	483,464
Ryder System, Inc.	5.300%	03/15/27	1,000,000	1,023,239
Ryder System, Inc.	5.650%	03/01/28	500,000	521,044
Southwest Airlines Co.	5.125%	06/15/27	1,000,000	1,018,435
Southwest Airlines Co. (a)	2.625%	02/10/30	1,300,000	1,177,807
United Airlines Pass-Through Trust, Series 2020-1B, Class B	4.875%	07/15/27	226,000	223,955
United Airlines Pass-Through Trust, Series 2020-1, Class A	5.875%	04/15/29	150,884	153,965
United Airlines Pass-Through Trust	5.450%	02/15/37	900,000	936,630
United Parcel Service, Inc. (a)	4.875%	03/03/33	900,000	931,276
				14,582,466

Total Corporate Credit (Cost $330,207,428)				$337,459,042

Government Related - 0.1%	Coupon	Maturity	Shares / Par Value	Fair Value
Government Owned, No Guarantee - 0.1%
Tennessee Valley Authority	4.250%	09/15/52	$500,000	$464,609
Tennessee Valley Authority	4.625%	09/15/60	525,000	518,478
Total Government Related (Cost $1,244,221)				$983,087

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

September 30, 2024 (Unaudited)

Securitized - 63.5%	Coupon	Maturity	Shares / Par Value	Fair Value
ABS-Other - 2.3%
Cascade Funding Mortgage Trust, Series 2021-GRN1, Class B (c)	1.830%	03/20/41	$1,000,000	$923,109
Diamond Resorts Owner Trust, Series 2021-1A, Class B (c)	2.050%	11/21/33	471,586	456,486
FMC GMSR Issuer Trust, Series 2020-GT1, Class A (b)(c)	4.450%	01/25/26	2,000,000	1,932,317
FMC GMSR Issuer Trust, Series 2021-GT1, Class A (b)(c)	3.620%	07/25/26	3,300,000	3,086,750
FMC GMSR Issuer Trust, Series 2021-GT2, Class A (c)	3.850%	10/25/26	3,900,000	3,672,886
FMC GMSR Issuer Trust, Series 2022-GT2, Class A (c)	7.900%	07/25/27	2,350,000	2,413,679
GoodGreen Trust, Series 2017-1A, Class A (c)	3.740%	10/15/52	146,710	137,270
GoodGreen Trust, Series 2020-1A, Class A (c)	2.630%	04/15/55	237,020	205,062
Greensky Home Improvement, Series 2024-1, Class D (c)	7.330%	07/25/59	4,000,000	4,113,200
Helios Issuer, LLC, Series 2019-AA, Class A (c)	3.750%	06/20/46	80,531	73,454
Helios Issuer, LLC, Series 2020-4, Class A (c)	2.980%	06/20/47	279,799	249,928
Helios Issuer, LLC, Series 2021-A, Class A (c)	1.800%	02/20/48	474,645	363,007
Helios Issuer, LLC, Series 2022-C, Class C (c)	6.000%	11/22/49	2,697,773	2,184,272
Hero Funding Trust, Series 2016-2A, Class A (c)	3.750%	09/20/41	67,059	62,566
Hero Funding Trust, Series 2016-3A, Class A1 (c)	3.080%	09/20/42	1,045,349	948,481
Hero Funding Trust, Series 2016-4A, Class A1 (c)	3.570%	09/20/47	95,780	87,951
Hero Funding Trust, Series 2016-4B, Class B (c)	4.990%	09/20/47	1,830	1,809
Hero Funding Trust, Series 2017-3A, Class A1 (c)	3.190%	09/20/48	87,749	78,227
Hero Funding Trust, Series 2017-3A, Class A2 (c)	3.950%	09/20/48	321,032	293,567
Hero Funding Trust, Series 2018-1A, Class A2 (c)	4.670%	09/20/48	34,294	32,434
Holiday Inn Timeshare Trust, Series 2020-A, Class C (c)	3.420%	10/09/39	209,037	201,306

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

September 30, 2024 (Unaudited)

Securitized - 63.5% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
ABS-Other - 2.3% (Continued)
Loanpal Solar Loan Ltd., Series 2020-3GS, Class B (c)	3.450%	12/20/47	$464,212	$383,465
Loanpal Solar Loan Ltd., Series 2021-1GS, Class A (c)	2.290%	01/20/48	435,270	357,987
Loanpal Solar Loan Ltd., Series 2021-1GS, Class B (c)	2.840%	01/20/48	700,361	558,098
Loanpal Solar Loan Ltd., Series 2021-2GS, Class A (c)	2.220%	03/20/48	656,869	522,754
Mill City Solar Loan Ltd., Series 2019-2GS, Class A (c)	3.690%	07/20/43	107,096	97,912
Mosaic Solar Loans, LLC, Series 2018-1, Class A (c)	4.010%	06/22/43	54,787	52,018
Mosaic Solar Loans, LLC, Series 2017-2, Class B (c)	4.770%	06/22/43	31,524	28,315
Mosaic Solar Loans, LLC, Series 2023-1A, Class B (c)	6.920%	06/20/53	2,319,615	2,258,717
Mosaic Solar Loans, LLC, Series 2023-2A, Class C (c)	8.180%	09/22/53	4,500,000	3,912,184
Mosaic Solar Loans, LLC, Series 2023-3A, Class A (c)	5.910%	11/20/53	1,893,536	1,929,949
PNMAC GMSR Issuer Trust, Series 2022-GT1, Class A (1* SOFR + 425) (b)(c)	9.530%	05/25/27	2,200,000	2,232,238
PowerPay Issuance Trust, Series 2024-1A, Class A (c)	6.530%	02/18/39	2,972,837	3,044,189
Renew Financial, LLC, Series 2017-1, Class A (c)	3.670%	09/20/52	240,714	220,213
Renew Financial, LLC, Series 2017-1, Class B (c)	5.750%	09/20/52	10,873	10,709
Renew Financial, LLC, Series 2017-2, Class A (c)	3.220%	09/22/53	26,391	23,606
SPS Servicer Advance Receivables Trust, Series 2020-T2, Class B (c)	2.130%	11/15/55	1,000,000	964,146
SPS Servicer Advance Receivables Trust, Series 2020-T2, Class D (c)	3.160%	11/15/55	994,000	957,456
Sunnova Hestia I Issuer, LLC, Series 2023-GRIDI, Class A-1 (c)	5.750%	12/20/50	2,112,507	2,178,101

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

September 30, 2024 (Unaudited)

Securitized - 63.5% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
ABS-Other - 2.3% (Continued)
Sunnova Solar Issuer, LLC, Series 2020-2A, Class A (c)	2.730%	11/01/55	$3,651,093	$2,968,419
				44,218,237
Agency CMBS - 3.2%
FARM Mortgage Trust, Series 2021-1, Class A (c)	2.180%	01/25/51	22,857,978	18,301,515
Farmer Mac Agricultural Real Estate, Series 2022-1, Class A (c)	2.540%	07/25/51	3,164,289	2,560,296
Farmer Mac Agricultural Real Estate, Series 2023-1, Class A (c)	2.631%	01/25/52	8,981,058	7,362,708
FNMA, Pool #AN3598	2.550%	12/01/28	252,904	239,440
FNMA, Pool #BL4548	2.430%	10/01/29	179,632	167,528
FNMA, Pool #BL9861	1.640%	12/01/30	2,085,000	1,802,973
FNMA, Pool #BS0602	1.590%	01/01/31	12,186,000	10,532,014
FNMA, Pool #BS0038	1.650%	01/01/31	2,000,000	1,718,615
FNMA, Pool #BS0915	1.620%	03/01/31	3,200,000	2,705,550
FNMA, Pool #AN6149	3.140%	07/01/32	750,000	697,979
FNMA, Pool #AN7612	3.280%	12/01/32	243,476	229,487
FNMA, Pool #FN0035	3.290%	12/01/32	5,713,106	5,387,489
FNMA, Pool #BS3369	2.310%	10/01/41	7,768,000	5,653,919
FNMA, Pool #BS3542	2.415%	10/01/41	2,850,000	2,071,343
FNMA, Pool #AM5015	4.940%	12/01/43	710,108	730,520
FRESB Multifamily Mortgage Pass-Through Trust, Series 2018-SB57, Class A-10F	3.710%	07/25/28	2,149,152	2,094,747
				62,256,123
Agency MBS CMO - 24.5%
FHLMC, Series 306, Class F3, Pool #S2-0432 (1* SOFR + 30) (b)	5.768%	05/15/28	22,453	22,424
FHLMC, Series 4847, Class CV	3.500%	02/15/30	291,657	287,129
FHLMC, Series 2646, Class ZH	5.000%	07/15/33	143,762	145,207
FHLMC, Series 4265, Class FD (1* SOFR + 40) (b)	5.857%	01/15/35	155,584	154,635
FHLMC, Series 4613, Class AF (1* SOFR + 110) (b)	6.568%	11/15/37	262,622	257,047
FHLMC, Series 3605, Class PB	4.500%	11/15/39	47,027	46,481

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

September 30, 2024 (Unaudited)

Securitized - 63.5% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Agency MBS CMO - 24.5% (Continued)
FHLMC, Series 3617, Class PC	4.500%	12/15/39	$64,367	$64,968
FHLMC, Series 3740, Class FC (1* SOFR + 50) (b)	5.957%	10/15/40	59,720	59,329
FHLMC, Series 3759, Class ME	4.000%	11/15/40	505,358	477,569
FHLMC, Series 3811, Class TA	5.000%	02/15/41	244,984	252,561
FHLMC, Series 5115, Class AZ	2.000%	06/25/41	11,116,474	7,742,247
FHLMC, Series 3895, Class BF (1* SOFR + 50) (b)	5.957%	07/15/41	52,932	52,650
FHLMC, Series 3923, Class CZ	5.000%	09/15/41	856,713	873,214
FHLMC, Series 3959, Class PZ	4.500%	11/15/41	3,759,093	3,720,490
FHLMC, Series 4074, Class JY	2.500%	07/15/42	654,000	568,220
FHLMC, Series 4116, Class YC	2.500%	10/15/42	1,400,000	1,098,318
FHLMC, Series 4180, Class BU	2.500%	10/15/42	2,697,940	2,326,329
FHLMC, Series 5149, Class CA	2.000%	01/15/43	1,049,335	755,472
FHLMC, Series 4153, Class YZ	3.000%	01/15/43	4,816,481	4,350,239
FHLMC, Series 4165, Class ZT	3.000%	02/15/43	7,058,117	5,943,146
FHLMC, Series 4180, Class ZB	3.000%	03/15/43	177,297	145,795
FHLMC, Series 4183, Class NQ	3.000%	03/15/43	2,920,000	2,671,890
FHLMC, Series 4204, Class QZ	3.000%	05/15/43	700,296	506,929
FHLMC, Series 4210, Class Z	3.000%	05/15/43	1,599,763	1,340,244
FHLMC, Series 4447, Class YZ	4.000%	08/15/43	1,006,842	991,191
FHLMC, Series 4333, Class GL	3.500%	04/15/44	250,000	220,171
FHLMC, Series 4408, Class BC	3.000%	11/15/44	1,020,410	860,301
FHLMC, Series 4448, Class GZ	2.500%	03/15/45	2,856,267	2,339,405
FHLMC, Series 4473, Class Z	3.000%	05/15/45	423,253	356,099
FHLMC, Series 4531, Class PZ	3.500%	11/15/45	1,443,364	1,355,800
FHLMC, Series 4623, Class BZ	3.500%	10/15/46	3,615,922	3,403,517
FHLMC, Series 4738, Class TW	3.000%	11/15/46	1,476,000	1,353,422
FHLMC, Series 4857, Class H	4.000%	11/15/46	82,151	81,269
FHLMC, Series 4710, Class GZ	3.000%	01/15/47	4,574,821	3,912,815
FHLMC, Series 5099, Class CM	2.000%	07/25/47	3,750,000	2,576,401
FHLMC, Series 4736, Class CL	3.000%	12/15/47	441,240	387,969
FHLMC, Series 4738, Class LZ	3.000%	12/15/47	4,058,865	3,570,353
FHLMC, Series 4753, Class EZ	3.500%	12/15/47	1,816,018	1,685,332
FHLMC, Series 4745, Class CZ	3.500%	01/15/48	1,266,055	1,168,902

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

September 30, 2024 (Unaudited)

Securitized - 63.5% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Agency MBS CMO - 24.5% (Continued)
FHLMC, Series 4768, Class ZH	3.000%	03/15/48	$1,370,682	$1,225,764
FHLMC, Series 4801, Class ZN	4.000%	05/15/48	753,710	726,821
FHLMC, Series 4941, Class NW	2.500%	05/25/49	758,520	503,181
FHLMC, Series 4892, Class PZ	3.000%	07/15/49	1,407,906	966,463
FHLMC, Series 4911, Class JM	3.500%	09/25/49	1,000,000	819,919
FHLMC, Series 5159, Class WZ, Pool #5159	2.000%	01/25/50	680,531	415,728
FHLMC, Series 5037, Class PA	1.000%	03/25/50	3,010,772	2,345,385
FHLMC, Series 5103, Class LH	1.500%	03/25/50	2,078,428	1,716,108
FHLMC, Series 5057, Class DN	2.000%	03/25/50	893,426	735,157
FHLMC, Series 4968, Class NP	6.500%	04/25/50	1,416,363	1,518,658
FHLMC, Series 5129, Class DM	1.000%	08/25/50	1,311,914	983,702
FHLMC, Series 5017, Class CB	1.500%	09/25/50	1,143,296	869,935
FHLMC, Series 5011, Class DB	2.000%	09/25/50	262,000	153,958
FHLMC, Series 5038, Class QP	0.750%	10/25/50	2,777,458	1,942,810
FHLMC, Series 5038, Class PJ	0.750%	10/25/50	4,339,829	3,128,157
FHLMC, Series 5019, Class PL	1.000%	10/25/50	2,248,971	1,707,350
FHLMC, Series 5028, Class PW	1.500%	10/25/50	684,000	424,948
FHLMC, Series 5039, Class JL	1.250%	11/25/50	1,322,286	991,015
FHLMC, Series 5223, Class MZ	4.500%	12/25/50	3,581,392	3,306,610
FHLMC, Series 5072, Class ME	1.000%	01/25/51	841,996	650,333
FHLMC, Series 5085, Class TY	1.000%	01/25/51	1,263,612	745,641
FHLMC, Series 5072, Class DG	1.000%	02/25/51	746,060	575,621
FHLMC, Series 5146, Class ZW	2.000%	07/25/51	1,674,033	889,665
FHLMC, Series 5202, Class DZ	3.000%	07/25/51	2,691,943	1,729,536
FHLMC, Series 5155, Class MG	1.500%	10/25/51	971,027	807,757
FHLMC, Series 5159, Class PL	1.250%	11/25/51	1,376,869	1,128,495
FHLMC, Series 5173, Class BZ	2.500%	12/25/51	1,073,323	667,105
FHLMC, Series 4377, Class KZ	3.500%	02/15/52	886,860	808,988
FHLMC, Series 5189, Class ZP	3.000%	02/25/52	1,037,685	843,154
FHLMC, Series 5210, Class BZ	3.000%	02/25/52	8,796,661	6,302,040
FHLMC, Series 5232, Class HL	4.000%	06/25/52	4,120,792	3,649,369
FHLMC, Series 5249, Class PL	4.000%	08/25/52	2,904,186	2,628,149
FHLMC, Series 5297, Class DB	5.000%	03/25/53	1,239,531	1,196,055
FHLMC, Series 5318, Class AZ	5.500%	06/25/53	4,875,685	4,793,258
FHLMC, Series 5332, Class CZ	6.000%	08/25/53	4,232,846	4,430,314

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

September 30, 2024 (Unaudited)

Securitized - 63.5% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Agency MBS CMO - 24.5% (Continued)
FNMA, Series 2010-155, Class JH	4.000%	12/25/28	$100,107	$99,406
FNMA, Series 2013-35, Class YT	6.500%	09/25/32	104,813	108,466
FNMA, Series 2012-129, Class HT	2.000%	12/25/32	47,313	42,415
FNMA, Series 2002-86, Class PG	6.000%	12/25/32	35,315	36,864
FNMA, Series 2004-56, Class Z	7.500%	03/25/34	72,112	77,760
FNMA, Series 2004-17, Class BA	6.000%	04/25/34	429,015	446,419
FNMA, Series 2005-3, Class CG	5.500%	02/25/35	121,471	127,981
FNMA, Series 2005-62, Class ZL	5.500%	07/25/35	182,351	191,624
FNMA, Series 2006-71, Class ZH	6.000%	07/25/36	193,835	206,036
FNMA, Series 2006-56, Class DC (1* SOFR + 65) (b)	6.113%	07/25/36	282,635	279,910
FNMA, Series 2009-19, Class TD	5.000%	08/25/36	57,168	58,274
FNMA, Series 2007-95, Class A3 (1* SOFR + 25) (b)	6.113%	08/27/36	1,600,000	1,505,766
FNMA, Series 2006-108, Class FD (1* SOFR + 38) (b)	5.775%	11/25/36	77,924	77,255
FNMA, Series 2007-39, Class NB	4.250%	05/25/37	77,481	76,674
FNMA, Series 2008-60, Class JC	5.000%	07/25/38	126,261	130,267
FNMA, Series 2009-103, Class MB (b)	7.145%	12/25/39	94,425	95,614
FNMA, Series 2010-118, Class DZ	4.750%	10/25/40	1,457,655	1,445,422
FNMA, Series 2011-8, Class ZA	4.000%	02/25/41	1,224,536	1,193,792
FNMA, Series 2011-14, Class PB	5.000%	03/25/41	394,392	408,814
FNMA, Series 2011-57, Class PD	4.000%	07/25/41	321,407	310,422
FNMA, Series 2011-62, Class UA	4.500%	07/25/41	619,301	613,397
FNMA, Series 2012-40, Class GY	4.000%	04/25/42	813,193	792,039
FNMA, Series 2013-34, Class GP	3.000%	05/25/42	264,661	252,680
FNMA, Series 2012-52, Class PQ	3.500%	05/25/42	683,221	594,892
FNMA, Series 2012-56, Class WC	3.500%	05/25/42	1,251,000	1,140,876
FNMA, Series 2012-79, Class QB	2.000%	07/25/42	92,679	84,770
FNMA, Series 2003-W2, Class 1-1A	6.500%	07/25/42	505,347	533,545
FNMA, Series 2012-92, Class Z	3.500%	08/25/42	4,893,440	4,463,319
FNMA, Series 2012-99, Class UY	2.500%	09/25/42	479,000	389,906
FNMA, Series 2012-124, Class JA	1.500%	11/25/42	3,059,521	2,763,206
FNMA, Series 2013-35, Class LP	3.000%	01/25/43	419,000	402,446
FNMA, Series 2013-35, Class CV	3.000%	02/25/43	350,000	324,892

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

September 30, 2024 (Unaudited)

Securitized - 63.5% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Agency MBS CMO - 24.5% (Continued)
FNMA, Series 2013-13, Class WH	3.500%	03/25/43	$1,072,000	$913,205
FNMA, Series 2013-31, Class NT	3.000%	04/25/43	29,943	28,431
FNMA, Series 2003-W10, Class 3A-5	4.299%	06/25/43	2,605,062	2,443,446
FNMA, Series 2013-84, Class B	4.000%	08/25/43	1,500,000	1,368,633
FNMA, Series 2013-104, Class CY	5.000%	10/25/43	300,000	296,719
FNMA, Series 2013-115, Class PB	4.500%	11/25/43	300,000	288,390
FNMA, Series 2015-11, Class MZ	4.000%	12/25/43	5,335,618	5,116,481
FNMA, Series 2014-2, Class PB	4.000%	02/25/44	474,628	460,712
FNMA, Series 2015-24, Class ZA	3.000%	04/25/45	2,158,408	1,940,077
FNMA, Series 2017-16, Class UW	3.000%	07/25/45	2,044,494	1,839,834
FNMA, Series 2016-68, Class AL	3.000%	10/25/46	1,007,216	915,910
FNMA, Series 2016-80, Class CZ	3.000%	11/25/46	640,188	447,851
FNMA, Series 2017-77, Class HZ	3.500%	10/25/47	3,867,039	3,584,203
FNMA, Series 2018-08, Class DZ	3.500%	02/25/48	546,354	505,849
FNMA, Series 2022-4, Class QM	2.000%	03/25/48	1,602,020	1,133,510
FNMA, Series 2018-31, Class KB	3.500%	05/25/48	182,399	169,504
FNMA, Series 2018-31, Class KQ	3.500%	05/25/48	600,000	548,936
FNMA, Series 2018-37, Class CL	4.000%	06/25/48	622,735	534,599
FNMA, Series 2018-69, Class PZ	3.500%	09/25/48	1,689,471	1,554,546
FNMA, Series 2018-66, Class PZ	4.000%	09/25/48	611,169	512,694
FNMA, Series 2018-77, Class BY	3.000%	10/25/48	2,467,076	2,231,998
FNMA, Series 2019-01, Class MH	3.000%	02/25/49	185,848	169,626
FNMA, Series 2019-8, Class ZD	3.500%	03/25/49	607,736	551,480
FNMA, Series 2019-038, Class MT	3.000%	07/25/49	790,157	698,529
FNMA, Series 2019-40, Class PL	4.000%	07/25/49	318,000	268,338
FNMA, Series 2019-42, Class DZ	2.750%	08/25/49	1,745,596	1,247,631
FNMA, Series 2019-60, Class DZ	2.500%	10/25/49	1,681,374	1,026,375
FNMA, Series 2019-60, Class WZ	2.750%	10/25/49	600,839	409,331
FNMA, Series 2020-22, Class CA	3.000%	10/25/49	1,408,561	1,296,446
FNMA, Series 2019-83, Class EB	2.000%	01/25/50	171,000	99,497
FNMA, Series 2020-15, Class KY	3.000%	03/25/50	2,077,414	1,537,562
FNMA, Series 2020-22, Class AY	2.000%	04/25/50	1,254,000	765,983
FNMA, Series 2020-42, Class BY	2.000%	06/25/50	935,000	600,122
FNMA, Series 2020-55, Class EY	2.000%	08/25/50	2,300,000	1,670,133
FNMA, Series 2020-81, Class MA	1.000%	10/25/50	3,752,567	2,860,672

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

September 30, 2024 (Unaudited)

Securitized - 63.5% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Agency MBS CMO - 24.5% (Continued)
FNMA, Series 2020-95, Class KY	1.500%	01/25/51	$2,060,000	$1,232,162
FNMA, Series 2021-34, Class KC	1.000%	03/25/51	454,896	278,594
FNMA, Series 2021-15, Class HD	1.000%	04/25/51	899,061	653,128
FNMA, Series 2021-25, Class JB	1.000%	05/25/51	1,493,741	1,152,059
FNMA, Series 2021-43, Class CJ	1.000%	07/25/51	2,916,418	2,154,144
FNMA, Series 2021-43, Class ME	1.500%	07/25/51	2,535,087	2,018,202
FNMA, Series 2021-66, Class NP	1.000%	10/25/51	3,640,624	2,683,885
FNMA, Series 2021-73, Class ZD	2.000%	11/25/51	1,465,793	702,547
FNMA, Series 2022-1, Class GE	1.500%	02/25/52	3,710,131	3,199,760
FNMA, Series 2022-49, Class GZ	4.000%	08/25/52	4,972,094	4,472,408
FNMA, Series 2023-21, Class MY	5.000%	04/25/53	2,047,000	1,994,464
FNMA, Series 2023-67, Class LA	6.000%	01/25/54	8,560,967	8,966,295
GNMA, Series 2015-161, Class AV	3.000%	01/20/29	233,448	225,128
GNMA, Series 2018-091, Class VL	3.500%	10/20/29	1,025,198	991,477
GNMA, Series 2024-127, Class VC	5.500%	11/20/33	2,396,124	2,421,864
GNMA, Series 2023-004, Class BV	5.500%	12/20/33	1,096,996	1,117,907
GNMA, Series 2004-49, Class MZ	6.000%	06/20/34	357,837	365,578
GNMA, Series 2023-115, Class VL	6.000%	06/20/34	3,159,882	3,280,844
GNMA, Series 2023-167, Class VC	6.500%	08/20/34	9,446,922	9,804,770
GNMA, Series 2023-167, Class CV	6.500%	08/20/34	7,465,178	7,796,084
GNMA, Series 2024-24, Class NV	6.000%	12/20/34	3,071,944	3,199,403
GNMA, Series 2005-13, Class BG	5.000%	02/20/35	172,781	175,078
GNMA, Series 2024-127, Class VQ	5.000%	08/20/35	6,471,725	6,489,521
GNMA, Series 2015-123, Class VB	3.500%	09/20/35	301,016	298,343
GNMA, Series 2006-17, Class JN	6.000%	04/20/36	110,137	113,880
GNMA, Series 2008-51, Class PH	5.250%	06/20/38	68,069	69,686
GNMA, Series 2009-2, Class PA	5.000%	12/20/38	36,175	36,191
GNMA, Series 2014-79, Class HU	3.000%	02/16/40	443,238	395,199
GNMA, Series 2018-124, Class Z	4.000%	03/20/41	3,917,339	3,529,239
GNMA, Series 2011-34, Class MB	4.000%	03/20/41	2,036,956	1,960,313
GNMA, Series 2012-74, Class LY	2.500%	06/20/42	932,000	700,764
GNMA, Series 2012-134, Class KM	2.000%	09/20/42	342,000	271,993
GNMA, Series 2012-113, Class NZ	4.500%	09/20/42	311,998	297,311
GNMA, Series 2013-186, Class PY	2.000%	11/20/42	4,500,000	3,856,558
GNMA, Series 2012-145, Class PY	2.000%	12/20/42	1,900,000	1,562,497

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

September 30, 2024 (Unaudited)

Securitized - 63.5% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Agency MBS CMO - 24.5% (Continued)
GNMA, Series 2013-6, Class PE	2.000%	01/20/43	$135,000	$107,212
GNMA, Series 2013-5, Class GY	3.000%	01/20/43	746,000	618,089
GNMA, Series 2015-179, Class ZB	2.500%	02/20/45	61,335	50,202
GNMA, Series 2015-76, Class MZ	3.000%	05/20/45	3,121,095	2,794,275
GNMA, Series 2016-37, Class YA	3.000%	12/20/45	1,052,803	922,896
GNMA, Series 2016-38, Class ZP	3.500%	03/20/46	80,754	62,855
GNMA, Series 2016-74, Class PL	3.000%	05/20/46	1,159,054	1,053,770
GNMA, Series 2016-77, Class GY	3.000%	06/20/46	1,110,000	1,003,243
GNMA, Series 2016-118, Class LB	3.000%	09/20/46	500,000	440,269
GNMA, Series 2016-120, Class YZ	3.000%	09/20/46	500,000	434,080
GNMA, Series 2016-116, Class AB	3.000%	09/20/46	1,347,190	1,143,416
GNMA, Series 2017-080, Class BZ	3.500%	05/20/47	452,246	358,203
GNMA, Series 2017-120, Class JZ	4.000%	08/20/47	695,465	601,248
GNMA, Series 2019-092, Class DB	2.250%	01/20/48	1,527,078	1,340,839
GNMA, Series 2018-006, Class JY	2.750%	01/20/48	284,000	249,964
GNMA, Series 2018-14, Class MZ	3.000%	01/20/48	421,279	320,524
GNMA, Series 2018-024, Class DL	3.500%	02/20/48	1,833,361	1,691,851
GNMA, Series 2018-097, Class GY	4.000%	07/20/48	1,162,000	1,136,882
GNMA, Series 2018-105, Class ZK	4.000%	08/20/48	509,991	463,525
GNMA, Series 2018-120, Class PY	3.500%	09/20/48	602,584	547,508
GNMA, Series 2018-154, Class ZU	4.000%	11/20/48	544,057	468,481
GNMA, Series 2018-166, Class Z	4.000%	12/20/48	520,430	445,778
GNMA, Series 2019-20, Class JK	3.500%	02/20/49	132,936	124,481
GNMA, Series 2019-031, Class AZ	5.000%	03/20/49	177,081	177,620
GNMA, Series 2019-042, Class AB	3.250%	04/20/49	6,659,945	6,034,807
GNMA, Series 2019-052, Class HL	4.000%	04/20/49	490,565	447,922
GNMA, Series 2019-085, Class MC	2.500%	06/20/49	897,560	804,151
GNMA, Series 2019-99, Class EW	3.000%	08/20/49	540,446	435,670
GNMA, Series 2019-99, Class GP	3.500%	08/20/49	517,000	419,066
GNMA, Series 2021-66, Class YM	3.500%	09/20/49	1,624,907	1,435,759
GNMA, Series 2019-152, Class LC	3.500%	10/20/49	2,870,438	2,677,609
GNMA, Series 2020-015, Class EH	2.500%	02/20/50	1,724,323	1,475,366
GNMA, Series 2020-093, Class AZ	3.000%	04/20/50	882,520	632,578
GNMA, Series 2020-065, Class YC	2.000%	05/20/50	1,202,781	991,764
GNMA, Series 2020-84, Class LB	1.250%	06/20/50	4,650,063	3,668,642

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

September 30, 2024 (Unaudited)

Securitized - 63.5% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Agency MBS CMO - 24.5% (Continued)
GNMA, Series 2021-58, Class NA	1.000%	07/20/50	$517,531	$399,845
GNMA, Series 2020-097, Class ML	2.500%	07/20/50	1,975,000	1,318,232
GNMA, Series 2020-133, Class ZM	1.000%	09/20/50	500,570	188,379
GNMA, Series 2020-160, Class QD	1.000%	10/20/50	63,621	32,527
GNMA, Series 2020-165, Class BP	1.000%	11/20/50	481,191	404,256
GNMA, Series 2020-183, Class AE	1.250%	12/20/50	598,103	322,608
GNMA, Series 2021-089, Class JY	1.250%	03/20/51	1,524,647	904,720
GNMA, Series 2021-86, Class MB	1.000%	05/20/51	559,163	431,541
GNMA, Series 2021-081, Class KE	1.500%	05/20/51	4,082,665	2,350,053
GNMA, Series 2021-097, Class PA	1.000%	06/20/51	2,162,961	1,670,280
GNMA, Series 2021-096, Class JK	1.500%	06/20/51	2,529,686	1,582,113
GNMA, Series 2021-121, Class JW	1.500%	07/20/51	1,708,699	986,377
GNMA, Series 2021-149, Class ZB	3.000%	08/20/51	312,159	204,735
GNMA, Series 2022-69, Class BY	2.000%	10/20/51	1,000,000	783,089
GNMA, Series 2022-206, Class GZ	4.500%	10/20/51	1,133,721	1,034,092
GNMA, Series 2021-205, Class ZL	1.500%	11/20/51	4,676,918	2,238,681
GNMA, Series 2021-196, Class YZ	1.500%	11/20/51	1,122,769	549,318
GNMA, Series 2021-216, Class QM	1.500%	12/20/51	1,133,749	657,125
GNMA, Series 2021-216, Class Z	1.500%	12/20/51	5,898,567	3,367,562
GNMA, Series 2022-160, Class GZ	1.750%	01/20/52	14,658,437	8,912,661
GNMA, Series 2022-10, Class QJ	1.750%	01/20/52	1,243,166	753,378
GNMA, Series 2023-152, Class JL	6.000%	01/20/52	2,362,155	2,440,609
GNMA, Series 2022-84, Class AL	3.500%	05/20/52	2,812,353	2,482,713
GNMA, Series 2022-101, Class PL	4.500%	06/20/52	9,199,000	8,987,723
GNMA, Series 2022-205, Class CH	5.000%	06/20/52	3,242,719	3,213,368
GNMA, Series 2022-129, Class PL	4.000%	07/20/52	3,595,000	3,258,378
GNMA, Series 2022-125, Class JW	5.000%	07/20/52	2,000,000	1,970,843
GNMA, Series 2022-136, Class PB	4.000%	08/20/52	1,585,000	1,464,092
GNMA, Series 2022-160, Class QL	4.500%	09/20/52	5,500,000	5,373,615
GNMA, Series 2022-172, Class MZ	5.500%	10/20/52	2,070,623	2,081,685
GNMA, Series 2022-190, Class DZ	5.750%	11/20/52	2,171,874	2,259,343
GNMA, Series 2022-197, Class JB	6.000%	11/20/52	1,500,715	1,640,434
GNMA, Series 2022-205, Class CE	5.000%	12/20/52	2,180,598	2,117,772
GNMA, Series 2022-209, Class JW	5.500%	12/20/52	2,038,000	2,036,970
GNMA, Series 2023-13, Class JB	5.250%	01/20/53	505,050	478,006

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

September 30, 2024 (Unaudited)

Securitized - 63.5% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Agency MBS CMO - 24.5% (Continued)
GNMA, Series 2023-058, Class PZ	5.500%	01/20/53	$6,193,214	$6,173,902
GNMA, Series 2023-004, Class PB	5.500%	01/20/53	3,932,000	3,967,018
GNMA, Series 2023-4, Class BZ	5.500%	01/20/53	1,670,534	1,694,866
GNMA, Series 2023-070, Class BZ	6.000%	01/20/53	4,909,314	5,203,364
GNMA, Series 2023-35, Class DB	4.500%	02/20/53	1,233,954	1,149,934
GNMA, Series 2023-018, Class ZA	5.000%	02/20/53	1,773,268	1,700,124
GNMA, Series 2023-45, Class HZ	5.000%	03/20/53	3,233,692	3,067,393
GNMA, Series 2023-45, Class EZ	6.000%	03/20/53	1,986,857	2,095,207
GNMA, Series 2023-065, Class LZ	5.500%	05/20/53	1,260,404	1,263,894
GNMA, Series 2023-066, Class ZE	6.500%	05/20/53	3,062,507	3,435,376
GNMA, Series 2023-082, Class GZ	6.000%	06/20/53	2,531,572	2,653,712
GNMA, Series 2023-081, Class KB	6.500%	06/20/53	4,407,508	4,618,470
GNMA, Series 2023-096, Class CB	6.500%	07/20/53	3,295,569	3,492,776
GNMA, Series 2023-128, Class LZ	6.000%	08/20/53	6,762,706	7,173,010
GNMA, Series 2023-113, Class QC	6.000%	08/20/53	6,188,700	6,524,235
GNMA, Series 2023-117, Class LZ	6.000%	08/20/53	7,281,124	7,516,121
GNMA, Series 2023-152, Class MY	6.000%	10/20/53	1,592,333	1,665,914
GNMA, Series 2023-152, Class GX	6.000%	10/20/53	6,587,217	6,919,616
GNMA, Series 2023-169, Class MB	6.500%	11/20/53	2,150,480	2,302,795
GNMA, Series 2023-167, Class CZ	6.500%	11/20/53	8,311,032	8,897,122
GNMA, Series 2023-171, Class BZ	6.500%	11/20/53	4,494,991	4,745,664
GNMA, Series 2023-165, Class AZ	7.000%	11/20/53	5,124,562	5,807,157
GNMA, Series 2024-23, Class AZ	6.500%	02/20/54	8,193,030	8,793,547
GNMA, Series 2024-28, Class GM	6.500%	02/20/54	7,078,537	7,453,973
GNMA, Series 2017-H18, Class EB (b)	4.919%	06/20/63	38,722	38,583
GNMA, Series 2023-152, Class TW	6.500%	10/20/63	10,605,596	11,241,275
GNMA, Series 2014-H14, Class FA (1* TSFR1M + 61) (b)	5.946%	07/20/64	170,223	170,023
GNMA, Series 2016-H11, Class FD (1* TSFR12M + 112) (b)	6.142%	05/20/66	167,503	168,628
GNMA, Series 2017-H16, Class DB (b)	4.453%	08/20/67	15,031	14,928
				476,658,602
Agency MBS CMO Derivatives - 0.3%
FHLMC, Series 3919, Class QS (IO) (-1* SOFR + 670) (b)	1.243%	08/15/30	740,209	49,597

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

September 30, 2024 (Unaudited)

Securitized - 63.5% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Agency MBS CMO Derivatives - 0.3% (Continued)
FHLMC, Series 226, Class (PO), Pool #S0-3651	0.000%	02/01/34	$82,439	$70,125
FHLMC, Series 3102, Class TA (IO) (-7.5* SOFR30A + 64) (b)	7.500%	01/15/36	166,780	167,026
FHLMC, Series 3607, Class AO (PO)	0.000%	04/15/36	55,668	47,684
FHLMC, Series 237, Class S14 (IO) (-1* SOFR + 660) (b)	1.132%	05/15/36	231,657	28,752
FHLMC, Series 3199, Class OC (PO)	0.000%	08/15/36	74,567	66,685
FHLMC, Series 3607, Class OP (PO)	0.000%	07/15/37	209,529	176,781
FHLMC, Series 4422, Class DO (PO)	0.000%	10/15/41	857,769	673,136
FHLMC, Series 4074, Class SJ (IO) (-1* SOFR + 662) (b)	1.163%	07/15/42	611,021	111,561
FHLMC, Class (PO), Pool #S0-6050	0.000%	08/15/42	126,928	99,569
FHLMC, Class (PO), Pool #S0-6829	0.000%	09/15/43	226,726	176,668
FNMA, Series 2012-148, Class IA (IO)	4.000%	01/25/28	59,643	1,649
FNMA, Series 2004-91, Class SP (IO) (-2.4* SOFR + 1680) (b)	3.853%	10/25/31	108,525	120,171
FNMA, Series 2004-61, Class GO (PO)	0.000%	11/25/32	241,448	217,899
FNMA, Series 2013-89, Class DI (IO)	4.000%	08/25/33	799,033	62,240
FNMA, Series 2015-82, Class AI (IO)	3.500%	06/25/34	421,599	26,353
FNMA, Series 2016-28, Class DI (IO)	3.500%	03/25/35	386,191	29,193
FNMA, Series 384, Class 11 (IO)	5.000%	03/25/35	367,689	51,108
FNMA, Series 2005-52, Class JH (IO) (-1* SOFR + 660) (b)	1.205%	05/25/35	201,443	13,563
FNMA, Class (IO) (b)	5.000%	06/25/35	441,946	63,029
FNMA, Series 2016-24, Class KI (IO)	3.500%	07/25/35	252,786	19,912
FNMA, Class (IO)	5.000%	02/25/36	314,973	39,851
FNMA, Series 2006-96, Class MO (PO)	0.000%	10/25/36	16,366	14,714
FNMA, Series 398, Class C5 (IO)	5.000%	05/25/39	501,843	89,959
FNMA, Series 2010-44, Class CS (IO) (-1* SOFR + 655) (b)	1.155%	05/25/40	35,894	3,835
FNMA, Series 409, Class C1 (IO)	4.000%	04/01/42	773,467	133,824
FNMA, Series 2012-99, Class QS (IO) (-1* SOFR + 660) (b)	1.205%	09/25/42	1,543,963	210,443
FNMA, Series 2012-128, Class WS (IO) (-1* SOFR + 400) (b)	0.000%	11/25/42	980,829	669,723

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

September 30, 2024 (Unaudited)

Securitized - 63.5% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Agency MBS CMO Derivatives - 0.3% (Continued)
FNMA, Series 2012-128, Class SH (IO) (-1* SOFR + 400) (b)	0.000%	11/25/42	$464,337	$323,355
FNMA, Series 2016-32, Class GO (PO)	0.000%	01/25/43	11,453	7,248
FNMA, Series 2016-30, Class IN (IO)	3.500%	02/25/43	542,454	21,092
FNMA, Series 2003-W10, Class 3IO (IO) (b)(d)	0.000%	06/25/43	7,330,332	106
FNMA, Series 2014-42, Class SN (IO) (-1* SOFR + 605) (b)	0.655%	07/25/44	316,241	46,695
FNMA, Series 2019-31, Class CI (IO)	4.000%	02/25/47	568,261	33,171
GNMA, Series 2011-139, Class LS (IO) (-1* TSFR1M + 511) (b)	0.000%	03/16/38	1,704,118	111,589
GNMA, Series 2013-147, Class SD (IO) (-1* TSFR1M + 676) (b)	1.575%	12/20/39	1,108,315	132,253
GNMA, Series 2011-21, Class SA (IO) (-1* TSFR1M + 611) (b)	0.789%	02/16/41	1,269,988	168,138
GNMA, Series 2013-113, Class QS (IO) (-1* TSFR1M + 631) (b)	1.125%	02/20/42	191,750	13,920
GNMA, Series 2013-82, Class NS (IO) (-1* TSFR1M + 411) (b)	0.000%	05/20/43	1,294,967	907,507
GNMA, Series 2017-004, Class WI (IO)	4.000%	02/20/44	537,416	30,846
GNMA, Series 2016-32, Class MS (IO) (-1* TSFR1M + 616) (b)	0.975%	03/20/46	1,556,273	225,742
GNMA, Series 2019-098, Class BI (IO)	3.000%	06/20/49	847,484	215,735
				5,672,447
Agency MBS Passthrough - 6.5%
FHLMC, Pool #U5-9010	4.000%	11/01/34	210,411	209,904
FHLMC, Pool #G6-1909	4.500%	12/01/37	272,521	274,686
FHLMC, Pool #G0-6085	6.500%	09/01/38	34,563	36,255
FHLMC, Pool #RB-5090	2.000%	12/01/40	14,978,001	13,094,826
FHLMC, Pool #2B-7995	2.523%	10/01/50	3,622,701	3,361,330
FHLMC, Pool #RE-6080	1.500%	11/01/50	1,483,042	1,142,540
FHLMC, Pool #RE-0015	3.000%	11/01/50	5,419,863	4,924,057
FHLMC, Pool #RE-6085	1.500%	02/01/51	803,768	619,222
FHLMC, Pool #RE-6093	1.500%	04/01/51	1,228,030	946,077
FHLMC, Series 4839, Class AL	4.000%	04/15/51	2,326,401	2,050,454
FHLMC, Pool #8C-0205	1.854%	02/01/52	3,628,385	3,338,810

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

September 30, 2024 (Unaudited)

Securitized - 63.5% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Agency MBS Passthrough - 6.5% (Continued)
FNMA, Pool #252409	6.500%	03/01/29	$33,429	$34,021
FNMA, Pool #AL5850	3.500%	10/01/29	124,382	122,911
FNMA, Pool #AS7287	3.500%	06/01/31	209,051	206,602
FNMA, Pool #AL3200	3.500%	02/01/33	187,826	183,292
FNMA, Pool #AT7120	3.500%	06/01/33	282,300	276,041
FNMA, Pool #AL5166	3.000%	11/01/33	187,581	179,813
FNMA, Pool #AL6685	4.000%	01/01/35	317,557	315,011
FNMA, Pool #MA2198	3.500%	03/01/35	207,311	202,522
FNMA, Pool #MA3050	4.500%	06/01/37	325,289	328,643
FNMA, Pool #FS7218	1.500%	02/01/42	3,039,738	2,553,968
FNMA, Pool #AS4073	4.000%	12/01/44	161,167	157,364
FNMA, Pool #AS5236	4.000%	05/01/45	1,052,196	1,018,216
FNMA, Pool #MA2778	3.500%	10/01/46	81,243	75,957
FNMA, Series 2017-10, Class LZ	3.000%	03/25/47	4,173,211	3,701,290
FNMA, Pool #BM6530	3.000%	10/01/48	295,877	273,506
FNMA, Pool #BM6732	4.000%	11/01/48	15,355,200	14,855,454
FNMA, Pool #CA6940	2.247%	09/01/50	2,336,614	2,147,821
FNMA, Pool #BP7449	2.041%	10/01/50	827,879	781,124
FNMA, Pool #BM6452	2.114%	10/01/50	3,118,751	2,848,210
FNMA, Pool #BQ5239	2.222%	10/01/50	1,781,602	1,688,064
FNMA, Pool #MA4199	1.500%	11/01/50	776,803	598,578
FNMA, Pool #CA8249	1.500%	12/01/50	7,736,935	6,135,986
FNMA, Pool #BK8466	2.241%	12/01/50	1,043,763	957,080
FNMA, Pool #MA4294	1.500%	03/01/51	1,674,326	1,290,189
FNMA, Pool #BR9977	1.782%	06/01/51	2,532,833	2,267,426
GNMA, Pool #MA5738M	4.000%	02/20/34	142,723	143,197
GNMA, Pool #MA7385M	2.000%	06/20/36	1,380,889	1,211,681
GNMA, Pool #784279	5.500%	11/15/38	238,275	246,822
GNMA, Pool #711522X	4.500%	07/15/40	214,147	219,477
GNMA, Pool #784991	3.000%	04/20/46	3,630,192	3,310,374
GNMA, Pool #78541	4.500%	06/15/46	87,614	88,691
GNMA, Pool #784792	4.500%	08/20/49	420,853	404,034
GNMA, Pool #MA7248	3.000%	03/20/51	1,029,103	917,821
GNMA, Pool #CI6717	3.000%	10/20/51	1,960,261	1,787,265
GNMA, Pool #MA7929M	3.500%	03/20/52	7,243,775	6,660,561

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

September 30, 2024 (Unaudited)

Securitized - 63.5% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Agency MBS Passthrough - 6.5% (Continued)
GNMA, Pool #787258	3.500%	08/20/52	$10,076,220	$9,333,683
GNMA, Pool #CM7497C	5.000%	08/20/52	6,537,525	6,483,623
GNMA, Pool #CX4361C	8.000%	11/20/53	2,107,991	2,207,629
GNMA, Pool #MA9367	8.000%	12/20/53	7,870,042	8,398,462
GNMA, Pool #CR2128	3.000%	04/20/55	822,188	733,031
GNMA, Pool #CN5057	4.500%	07/20/62	2,328,596	2,276,011
GNMA, Pool #CN5236C	4.000%	08/20/62	6,381,569	6,085,894
GNMA, Pool #CN5237	4.500%	08/20/62	2,015,187	1,969,678
GNMA, Pool #CQ3549	3.000%	10/20/62	223,577	199,319
GNMA, Pool #CS5780	3.000%	02/20/63	328,881	293,199
				126,167,702
ARM - 0.0% (e)
Structured Asset Securities Corp., Series 2003-37A, Class 2-A (b)	5.943%	12/25/33	4,139	4,064

Auto Loan - 2.9%
ACM Auto Trust, Series 2023-1A, Class C (c)	8.590%	01/22/30	2,337,660	2,353,123
ACM Auto Trust, Series 2024-1A, Class B (c)	11.400%	01/21/31	2,485,000	2,601,170
Arivo Acceptance Auto Loan Receivables Trust, Series 2022-2A, Class C (c)	9.840%	03/15/29	2,700,000	2,609,872
Arivo Acceptance Auto Loan Receivables Trust, Series 2024-1A, Class B (c)	6.870%	06/17/30	2,000,000	2,047,626
Arivo Acceptance Auto Loan Receivables Trust, Series 2024-1A, Class C (c)	7.650%	07/15/30	2,870,000	2,973,982
CarNow Auto Receivables Trust, Series 2023-1A, Class B (c)	6.950%	03/16/26	258,165	258,242
CarNow Auto Receivables Trust, Series 2023-1A, Class D (c)	7.990%	02/15/28	2,500,000	2,519,850
Credit Acceptance Auto Loan Trust, Series 2023-3A, Class C (c)	7.620%	12/15/33	3,000,000	3,160,403
Credit Acceptance Auto Loan Trust, Series 2023-5A, Class C (c)	7.300%	04/17/34	1,500,000	1,574,224
Exeter Automobile Receivables Trust, Series 2021-2, Class D	1.400%	04/15/27	6,984,795	6,797,613
FHF Trust, Series 2021-2A, Class B (c)	1.630%	09/15/27	5,590,000	5,414,433

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

September 30, 2024 (Unaudited)

Securitized - 63.5% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Auto Loan - 2.9% (Continued)
First Help Financial, LLC, Series 2023-2, Class D (c)	9.503%	10/15/30	$1,750,000	$1,888,862
Hertz Vehicle Financing, LLC, Series 2024-2A, Class C (c)	7.650%	01/27/31	5,000,000	5,112,226
Lobel Automobile Receivables Trust, Series 2023-1, Class A (c)	6.970%	07/15/26	198,984	199,503
Lobel Automobile Receivables Trust, Series 2023-2, Class A (c)	7.590%	04/16/29	1,039,141	1,050,657
Merchants Fleet Funding, LLC, Series 2023-1A, Class D (c)	8.200%	05/20/36	4,000,000	4,122,658
Research-Drive Pagaya Motor Asset Trust I, Series 2024-1A, Class B (c)	7.960%	06/25/32	5,348,702	5,484,082
Tricolor Auto Securitization Trust, Series 2024-1A, Class B (c)	6.530%	12/15/27	4,000,000	4,062,382
US Bank NA, Series 2023-1, Class B (c)	6.789%	08/25/32	759,293	770,653
Veros Auto Receivables Trust, Series 2023-1, Class A (c)	7.120%	11/15/28	704,038	708,118
				55,709,679
CRE/CLO - 2.0%
A10 Securitization, Series 2021-D, Class D (c)	4.409%	10/01/38	1,241,661	1,139,219
A10 Securitization, Series 2021-D, Class E (c)	4.937%	10/01/38	1,266,495	1,121,751
Acre Commercial Mortgage Trust, Series 2021-FL4, Class C (c)	7.206%	12/18/37	1,850,000	1,794,605
Acre Commercial Mortgage Trust, Series 2021-FL4, Class D (1* TSFR1M + 271) (b)(c)	8.056%	12/18/37	1,000,000	968,900
Acre Commercial Mortgage Trust, Series 2021-FL4, Class E (1* TSFR1M + 321) (b)(c)	8.556%	12/18/37	675,000	647,102
AREIT CRE Trust, Series 2022-CRE7, Class C (1* SOFR + 384) (b)(c)	8.926%	06/17/39	900,000	901,574
BXMT Ltd., Series 2020-FL3, Class A (1* TSFR1M + 151) (b)(c)	6.597%	11/15/37	1,789,264	1,745,413
BXMT Ltd., Series 2020-FL3, Class AS (1* TSFR1M + 186) (b)(c)	6.947%	11/15/37	2,500,000	2,379,027
BXMT Ltd., Series 2020-FL2, Class A (1* TSFR1M + 101) (c)	6.353%	02/15/38	3,331,940	3,201,927

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

September 30, 2024 (Unaudited)

Securitized - 63.5% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
CRE/CLO - 2.0% (Continued)
BXMT Ltd., Series 2020-FL2, Class B (1* TSFR1M + 151) (c)	6.853%	02/15/38	$2,240,000	$2,067,386
BXMT Ltd., Series 2020-FL2, Class D (1* TSFR1M + 206) (b)(c)(d)	7.403%	02/15/38	4,020,000	3,060,824
BXMT Ltd., Series 2021-FL4, Class C (1* TSFR1M + 186) (c)(d)	7.203%	05/15/38	1,600,000	1,364,642
BXMT Ltd., Series 2021-FL4, Class D (1* TSFR1M + 236) (b)(c)(d)	7.703%	05/15/38	2,250,000	1,690,933
HERA Commercial Mortgage Ltd., Series 2021-FL1, Class C (1* TSFR1M + 206) (c)	7.406%	02/18/38	3,000,000	2,889,663
KKR Real Estate Finance Trust, Series 2021-FL2, Class A-S (1* TSFR1M + 141) (c)	6.753%	02/15/39	2,350,000	2,291,419
MF1 Multifamily Housing Mortgage Loan Trust, Series 2022-FL10, Class B (1* TSFR1M + 374) (b)(c)	8.700%	09/17/37	3,000,000	3,010,980
MF1 Multifamily Housing Mortgage Loan Trust, Series 2022-FL10, Class D (1* TSFR1M + 573) (b)(c)	11.065%	09/17/37	750,000	752,269
PFP III, Series 2024-11, Class D (1* TSFR1M + 409) (b)(c)	9.428%	09/17/39	2,500,000	2,500,400
PFP Ltd., Series 2021-8, Class C (1* TFSR1M + 191) (b)(c)	7.011%	08/09/37	1,700,000	1,697,481
Shelter Growth Capital Partners, LLC, Series 2021-FL3, Class A (1* TSFR1M + 119) (b)(c)	6.291%	09/15/36	127,070	127,024
Shelter Growth Capital Partners, LLC, Series 2021-FL3, Class C (1* TSFR1M + 226) (b)(c)	7.361%	09/15/36	1,400,000	1,367,045
TPG Real Estate Finance, Series 2019-FL3, Class C (1* TSFR1M + 221) (c)	7.553%	10/15/34	783,683	768,133
TPG Real Estate Finance, Series 2019-FL3, Class D (1* TSFR1M + 256) (c)	7.903%	10/15/34	1,000,000	953,751
				38,441,468
Credit Cards - 2.0%
Avant Credit Card Master Trust, Series 2024-1A, Class C (c)	6.230%	04/15/30	2,100,000	2,112,699

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

September 30, 2024 (Unaudited)

Securitized - 63.5% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Credit Cards - 2.0% (Continued)
Continental Credit Card, LLC, Series 2020-A, Class B (c)	3.660%	12/15/28	$131,964	$131,884
Continental Credit Card, LLC, Series 2020-1A, Class C (c)	5.750%	12/15/28	4,000,000	3,989,179
Continental Credit Card, LLC, Series 2021-A, Class B (c)	3.490%	12/17/29	2,500,000	2,464,184
Continental Credit Card, LLC, Series 2021-A, Class C (c)	4.020%	12/17/29	2,500,000	2,441,143
Continental Credit Card, LLC, Series 2022-A, Class C (c)	9.330%	10/15/30	2,300,000	2,376,416
Genesis Private Label Amortization Trust, Series 2020-1, Class D (c)	6.630%	07/20/30	153,873	154,095
Genesis Sales Finance Master Trust, Series 2021-AA, Class D (c)	2.090%	12/21/26	1,003,000	956,173
Genesis Sales Finance Master Trust, Series 2022-B, Class C (c)	9.530%	09/20/27	1,500,000	1,520,571
Genesis Sales Finance Master Trust, Series 2022-A, Class D (c)	10.970%	09/20/27	1,500,000	1,521,081
Mercury Financial Credit Card Master Trust, Series 2022-3A, Class B (c)	10.680%	06/21/27	2,500,000	2,519,491
Mercury Financial Credit Card Master Trust, Series 2023-1A, Class B (c)	8.040%	09/20/27	5,000,000	5,024,329
Mercury Financial Credit Card Master Trust, Series 2023-1A, Class B (c)	9.590%	09/20/27	3,500,000	3,524,598
Mercury Financial Credit Card Master Trust, Series 2024-2A, Class B (c)	7.430%	07/20/29	5,000,000	5,104,072
Mission Lane Credit Card Master Trust, Series 2023-A, Class B (c)	8.150%	07/17/28	1,850,000	1,862,549
Mission Lane Credit Card Master Trust, Series 2024-A, Class C (c)	7.320%	08/15/29	3,000,000	3,029,850
				38,732,314
Equipment - 0.6%
Blue Bridge Funding, Inc., Series 2023-1, Class A (c)	7.370%	11/15/30	1,409,419	1,427,058
CLI Funding VI, LLC, Series 2020-1, Class B (c)	3.620%	09/18/45	385,874	365,248

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

September 30, 2024 (Unaudited)

Securitized - 63.5% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Equipment - 0.6% (Continued)
CPF IV, LLC, Series 2023-2, Class A (c)	7.480%	03/15/32	$2,586,764	$2,629,314
CPF IV, LLC, Series 2023-2, Class C (c)	7.560%	03/15/32	2,000,000	1,942,706
Dext ABS, Series 2023-2, Class D (c)	8.300%	05/15/34	1,500,000	1,546,810
NMEF Funding, LLC, Series 2023-A, Class C (c)	8.040%	06/17/30	3,500,000	3,661,706
Stellar Jay Ireland DAC, Series 2021-1, Class B (c)	5.926%	10/15/41	654,948	605,031
				12,177,873
HECM - 4.7%
Boston Lending Trust, Series 2022-1, Class M2 (c)(d)	2.750%	02/25/62	537,669	400,613
Brean Asset Backed Securities Trust, Series 2022-RM4, Class M1 (c)(d)	3.000%	07/25/62	1,068,584	846,147
Brean Asset Backed Securities Trust, Series 2022-RM5, Class A (c)	4.500%	09/25/62	5,056,572	4,842,287
Brean Asset Backed Securities Trust, Series 2022-RM5, Class M1 (c)(d)	4.500%	09/25/62	2,512,417	2,075,128
Brean Asset Backed Securities Trust, Series 2022-RM5, Class M2 (c)(d)	4.500%	09/25/62	2,840,124	2,258,348
Brean Asset Backed Securities Trust, Series 2023-RM6, Class M1 (c)(d)	5.250%	01/25/63	2,936,920	2,570,964
Brean Asset Backed Securities Trust, Series 2023-RM6, Class M2 (c)(d)	5.250%	01/25/63	2,936,920	2,490,877
Brean Asset Backed Securities Trust, Series 2023-SRM1, Class M1 (c)	4.000%	09/25/63	3,121,187	2,875,251
Brean Asset Backed Securities Trust, Series 2023-SRM1, Class M3 (c)	4.000%	09/25/63	2,965,128	2,446,273
Brean Asset Backed Securities Trust, Series 2024-RM9, Class A1 (c)	5.000%	09/25/64	3,300,000	3,235,082
Brean Asset Backed Securities Trust, Series 2023-RM7, Class A1 (c)	4.500%	03/25/78	9,020,732	8,658,053
Brean Asset Backed Securities Trust, Series 2023-RM7, Class A2 (c)	4.500%	03/25/78	6,039,000	5,502,495
Brean Asset Backed Securities Trust, Series 2023-RM7, Class M1 (c)	4.500%	03/25/78	3,106,661	2,637,451

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

September 30, 2024 (Unaudited)

Securitized - 63.5% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
HECM - 4.7% (Continued)
Cascade Funding Mortgage Trust, Series 2022-HB8, Class M3 (c)	3.750%	04/25/25	$1,500,000	$1,443,319
Cascade Funding Mortgage Trust, Series 2022-HB8, Class A (c)	3.750%	04/25/25	1,764,322	1,748,531
Cascade Funding Mortgage Trust, Series 2024-HB13, Class M3 (c)	3.000%	05/25/34	2,000,000	1,707,567
Cascade Funding Mortgage Trust, Series 2024-2, Class M2 (c)	3.000%	06/25/34	2,000,000	1,813,438
Cascade Funding Mortgage Trust, Series 2024-2, Class M3 (c)	3.000%	06/25/34	4,000,000	3,521,154
Cascade Funding Mortgage Trust, Series 2024-HB15, Class M3 (b)(c)	4.000%	08/25/34	5,500,000	4,889,699
Finance of America HECM Buyout Trust, Series 2022-HB1, Class M3 (c)	5.084%	02/25/32	1,650,000	1,625,503
Finance of America HECM Buyout Trust, Series 2022-HB2, Class M3 (b)(c)	6.000%	08/01/32	2,475,000	2,432,755
Ocwen Loan Investment Trust, Series 2023-HB1, Class M3 (c)	3.000%	06/25/36	4,000,000	3,652,828
Ocwen Loan Investment Trust, Series 2024-HB1, Class M2 (c)	3.000%	02/25/37	1,500,000	1,342,791
Ocwen Loan Investment Trust, Series 2024-HB1, Class M3 (c)	3.000%	02/25/37	3,500,000	3,010,220
Ocwen Loan Investment Trust, Series 2024-HB2, Class M3 (c)	5.000%	08/25/37	2,500,000	2,303,600
RMF Buyout Issuance Trust, Series 2021-HB1, Class M3 (c)	3.690%	11/25/31	1,550,000	1,455,369
RMF Buyout Issuance Trust, Series 2020-HB1, Class AI (b)(c)	1.719%	10/25/50	1,956,559	1,866,157
RMF Buyout Issuance Trust, Series 2020-HB1, Class M1 (c)	2.619%	10/25/50	1,500,000	1,346,941
RMF Proprietary Issuance Trust, Series 2021-2, Class A (c)	2.125%	09/25/61	4,060,911	3,531,858
RMF Proprietary Issuance Trust, Series 2022-1, Class A (b)(c)	3.000%	01/25/62	2,017,620	1,790,312

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

September 30, 2024 (Unaudited)

Securitized - 63.5% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
HECM - 4.7% (Continued)
RMF Proprietary Issuance Trust, Series 2022-2, Class M3 (b)(c)	3.750%	06/25/62	$1,100,000	$702,386
RMF Proprietary Issuance Trust, Series 2022-3, Class A (b)(c)	4.000%	08/25/62	4,975,000	4,668,691
RMF Proprietary Issuance Trust, Series 2022-3, Class M1 (c)	4.000%	08/25/62	5,000,000	4,220,296
RMF Proprietary Issuance Trust II, Series 2022-1, Class M1 (b)(c)	3.000%	01/25/62	1,000,000	775,961
RMF Proprietary Issuance Trust III, Series 2022-1, Class M2 (c)	3.000%	01/25/62	1,000,000	689,077
				91,377,422
Hospitality - 0.3%
BX Commercial Mortgage Trust, Series 2020-VIV3, Class B (b)(c)	3.544%	03/09/44	1,870,000	1,723,970
Hawaii Hotel Trust, Series 2019-MAUI, Class E (1* TSFR1M + 221) (b)(c)	7.794%	05/15/38	1,500,000	1,493,437
MCR Mortgage Trust, Series 2024-TWA, Class D (c)	7.402%	06/12/39	3,500,000	3,572,198
				6,789,605
Laboratory - 0.6%
BX Commercial Mortgage Trust, Series 2024-BIO2, Class D (c)	7.970%	08/13/41	4,400,000	4,429,437
Commercial Mortgage Trust, Series 2020-CX, Class A (c)	2.173%	11/10/46	5,435,000	4,557,448
VLS Commercial Mortgage Trust, Series 2020-LAB, Class A (c)	2.130%	10/10/42	2,160,000	1,784,179
				10,771,064
Manufactured Housing - 0.0% (e)
Cascade Manufactured Housing Asset Trust, Series 2019-MH1, Class M (b)(c)	5.985%	11/25/44	100,000	95,942

Multifamily - 1.4%
BX Commercial Mortgage Trust, Series 2024-AIRC, Class D (1* TSFR1M + 309) (b)(c)	8.389%	08/15/39	4,000,000	4,005,000

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

September 30, 2024 (Unaudited)

Securitized - 63.5% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Multifamily - 1.4% (Continued)
FREMF Mortgage Trust, Series 2017-KF39, Class B (1* SOFR + 250) (b)(c)	7.961%	11/25/24	$827,035	$824,973
FREMF Mortgage Trust, Series 2018-KF42, Class B (1* SOFR + 220) (b)(c)	7.661%	12/25/24	603,756	601,030
FREMF Mortgage Trust, Series 2018-KF44, Class B (1* SOFR + 215) (b)(c)	7.611%	02/25/25	213,477	212,038
FREMF Mortgage Trust, Series 2018-KF53, Class B (1* SOFR + 205) (b)(c)	7.511%	10/25/25	491,756	482,546
FREMF Mortgage Trust, Series 2019-KF58, Class B (1* SOFR30A + 226) (b)(c)	7.611%	01/25/26	1,688,582	1,658,700
FREMF Mortgage Trust, Series 2018-KF43, Class B (1* SOFR + 215) (b)(c)	7.611%	01/25/28	236,208	226,458
FREMF Mortgage Trust, Series 2018-KF46, Class B (1* SOFR30A + 206) (b)(c)	7.411%	03/25/28	155,285	148,285
FREMF Mortgage Trust, Series 2018-KF48, Class B (1* SOFR + 205) (c)	7.511%	06/25/28	1,438,424	1,349,287
FREMF Mortgage Trust, Series 2018-KF50, Class B (1* SOFR + 190) (b)(c)	7.361%	07/25/28	338,254	322,446
FREMF Mortgage Trust, Series 2019-KF57, Class B (1* SOFR + 225) (b)(c)	7.711%	01/25/29	1,149,658	1,090,233
FREMF Mortgage Trust, Series 2019-KF67, Class B (1* SOFR + 225) (b)(c)	7.711%	08/25/29	275,375	259,887
Multifamily Connecticut Avenue, Series 2024-01, Class M7 (1* SOFR30A + 275) (b)(c)	8.030%	07/25/54	5,998,009	6,077,086
MultiFamily Structured Credit Risk, Series 2021-MN2, Class M-1 (1* SOFR + 180) (b)(c)	7.080%	07/25/41	2,474,371	2,348,765
MultiFamily Structured Credit Risk, Series 2021-MN1, Class M-1 (1* SOFR + 200) (b)(c)	7.280%	01/25/51	1,332,227	1,326,913
MultiFamily Structured Credit Risk, Series 2021-MN3, Class M-1 (1* SOFR + 230) (b)(c)	7.580%	11/25/51	2,656,525	2,648,508
MultiFamily Structured Credit Risk, Series 2022-MN4, Class M-1 (1* SOFR + 425) (b)(c)	9.599%	05/25/52	2,878,902	2,958,864
				26,541,019

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

September 30, 2024 (Unaudited)

Securitized - 63.5% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Non-Agency MBS 2.0 - 0.1%
Chase Mortgage Finance Corp., Series 2021-CL1, Class M3 (1* SOFR + 155) (b)	6.830%	02/25/50	$623,117	$588,556
J.P. Morgan Wealth Management, Series 2021-CL1, Class M1 (1* SOFR + 130) (b)(c)	6.580%	03/25/51	576,975	561,387
J.P. Morgan Wealth Management, Series 2021-CL1, Class M3 (1* SOFR + 180) (b)(c)	7.080%	03/25/51	1,596,740	1,590,621
				2,740,564
Non-Performing Loan - 0.0% (e)
Cascade Funding Mortgage Trust, Series 2021-EBO1, Class M3 (b)(c)	3.086%	11/25/50	700,000	661,933

Office - 0.9%
Drop Mortgage Trust, Series 2021-FILE, Class A (1* TSFR1M + 126) (c)	6.601%	10/15/43	3,500,000	3,314,062
Drop Mortgage Trust, Series 2021-FILE, Class B (1* TSFR1M + 181) (b)(c)	7.151%	10/15/43	15,000,000	13,556,250
				16,870,312
Residential Transition Loan - 2.0%
AlphaFlow Transitional Mortgage Co., Series 2021-WL1, Class A1 (c)	3.280%	01/25/26	556,866	545,288
AlphaFlow Transitional Mortgage Co., Series 2021-WL1, Class A2 (c)	5.610%	01/25/26	129,504	127,445
Corevest American Finance Ltd., Series 2021-RTL1, Class A2 (c)	3.104%	03/28/29	600,961	594,414
Homeward Opportunities Funding Trust, Series 2024-RTL1, Class A-2 (c)	8.570%	07/25/29	2,300,000	2,335,699
Homeward Opportunities Funding Trust, Series 2024-RRTL2, Class A-2 (c)	6.369%	09/25/39	4,000,000	4,033,597
LHOME Mortgage Trust, Series 2022-RTL1, Class A2 (c)	4.948%	02/25/27	1,355,000	1,354,201
LHOME Mortgage Trust, Series 2022-RTL1, Class M (c)	6.900%	02/25/27	1,250,000	1,249,084
LHOME Mortgage Trust, Series 2024-RTL1, Class A2 (c)	9.165%	01/25/29	2,500,000	2,564,277

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

September 30, 2024 (Unaudited)

Securitized - 63.5% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Residential Transition Loan - 2.0% (Continued)
LHOME Mortgage Trust, Series 2024-RTL1, Class M (c)	11.949%	01/25/29	$2,000,000	$2,064,850
LHOME Mortgage Trust, Series 2024-RTL2, Class A2 (c)	9.537%	03/25/29	1,500,000	1,538,103
LHOME Mortgage Trust, Series 2024-RTL3, Class A2 (c)	8.373%	05/25/29	4,000,000	4,063,681
New York Mortgage Trust, Series 2022-BPL1, Class A2 (c)	4.948%	11/25/27	574,984	572,682
New York Mortgage Trust, Series 2024-BPL1, Class A1 (c)	7.154%	02/25/29	2,000,000	2,028,640
New York Mortgage Trust, Series 2024-BPL1, Class A2 (c)	8.617%	02/25/29	2,500,000	2,537,790
ROC Securities Trust, Series 2021-RTL1, Class A1 (c)	2.487%	08/25/26	390,554	389,756
ROC Securities Trust, Series 2021-RTL1, Class A2 (c)	3.351%	08/25/26	3,500,000	3,420,759
Toorak Mortgage Corp., Series 2022-1, Class A2 (c)	4.948%	03/25/29	1,000,000	988,963
TVC Mortgage Trust, Series 2023-RTL1, Class A2 (c)	9.500%	11/25/27	6,000,000	6,202,072
TVC Mortgage Trust, Series 2024-RRTL1, Class A2 (c)	5.956%	07/25/39	2,000,000	2,007,522
				38,618,823
Retail - 0.3%
Wells Fargo Mortgage Trust, Series 2021-SAVE, Class B (1* SOFR + 145) (b)(c)	6.661%	02/15/40	2,123,200	2,091,352
Wells Fargo Mortgage Trust, Series 2021-SAVE, Class C (1* SOFR + 180) (b)(c)	7.011%	02/15/40	580,000	569,850
Wells Fargo Mortgage Trust, Series 2021-SAVE, Class D (1* SOFR + 250) (b)(c)	7.711%	02/15/40	2,324,000	2,283,330
				4,944,532
Second Lien - 1.1%
HTAP, Series 2024-1, Class A (c)	7.000%	04/25/37	4,866,147	4,866,569
HTAP, Series 2024-1, Class B (c)	7.500%	04/25/37	2,630,000	2,478,403
Unlock HEA Trust, Series 24-1, Class A (c)	7.000%	04/25/39	9,600,902	9,642,407

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

September 30, 2024 (Unaudited)

Securitized - 63.5% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Second Lien - 1.1% (Continued)
Unlock HEA Trust, Series 2024-2, Class A (c)	6.500%	10/25/39	$4,850,000	$4,832,736
				21,820,115
Single Family Rental - 1.9%
American Homes 4 Rent, Series 2015-SFR1, Class A (c)	3.467%	04/17/52	2,584,882	2,562,760
American Homes 4 Rent, Series 2015-SFR2, Class A (c)	3.732%	10/17/52	3,810,416	3,782,422
Firstkey Homes Trust, Series 2020-SFR1, Class A (c)	1.339%	08/17/37	6,654,224	6,469,065
Home Partners of America Trust, Series 2021-2, Class D (c)	2.652%	12/17/26	960,890	907,620
Home Partners of America Trust, Series 2019-1, Class B (c)	3.157%	09/17/39	457,309	435,291
Home Partners of America Trust, Series 2019-2, Class B (c)	2.922%	10/19/39	4,029,744	3,815,343
Progress Residential Trust, Series 2024-SFR5, Class E1 (c)	3.375%	08/09/29	3,000,000	2,678,219
Progress Residential Trust, Series 2024-SFR5, Class E2 (c)	3.625%	08/09/29	3,000,000	2,674,687
Progress Residential Trust, Series 2023-SFR2, Class E1 (c)	4.750%	10/17/40	2,000,000	1,896,893
Progress Residential Trust, Series 2024-SFR2, Class E1 (c)	3.400%	04/17/41	2,000,000	1,802,358
Progress Residential Trust, Series 2024-SFR2, Class E2 (c)	3.650%	04/17/41	1,500,000	1,347,274
REMIC Funding Trust, Series 2024-2, Class A1 (c)	7.112%	09/27/28	5,050,000	5,049,495
REMIC Funding Trust, Series 2024-2, Class A2 (c)	8.806%	09/27/28	2,000,000	1,999,800
Tricon American Homes Trust, Series 2020-SFR1, Class A (c)	1.499%	07/17/38	1,271,319	1,217,816
				36,639,043
Small Business - 1.6%
Credibility Asset Securitization, Series 2024-1A, Class A (c)	6.440%	11/15/29	4,000,000	4,074,422

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

September 30, 2024 (Unaudited)

Securitized - 63.5% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Small Business - 1.6% (Continued)
Credibility Asset Securitization, Series 2024-1A, Class C (c)	8.620%	11/15/29	$3,500,000	$3,569,712
Kapitus Asset Securitization, LLC, Series 2022-1A, Class A (c)	3.382%	07/10/28	3,000,000	2,968,594
Kapitus Asset Securitization, LLC, Series 2022-1A, Class C (c)	4.464%	07/10/28	3,000,000	2,941,751
NCL Business Loan Trust, Series 2022-1, Class A (c)	3.187%	09/25/46	2,819,903	2,631,163
Newtek Alternative Loan Program, Series 2024-1, Class B (c)	7.710%	12/27/49	3,699,310	3,762,115
Newtek Small Business Loan Trust, Series 2018-1, Class A (1* Prime - 55) (b)(c)	7.450%	02/25/44	129,646	128,922
Newtek Small Business Loan Trust, Series 2018-1, Class B (1* Prime + 75) (b)(c)	8.390%	02/25/44	34,117	33,969
Newtek Small Business Loan Trust, Series 2019-01, Class A (1* Prime - 90) (b)(c)	7.100%	12/25/44	135,461	134,544
Newtek Small Business Loan Trust, Series 2022-1, Class B (1* SOFR + 375) (b)(c)	8.250%	10/25/49	1,013,810	1,001,043
Newtek Small Business Loan Trust, Series 2023-1, Class B (1* Prime + 75) (b)(c)	8.750%	07/25/50	2,500,088	2,484,193
OnDeck Asset Securitization Trust, Series 2024-2A, Class B (c)	5.420%	10/17/31	1,300,000	1,300,666
OnDeck Asset Securitization Trust, Series 2023-1, Class C (c)	9.930%	08/19/30	3,350,000	3,502,935
RFS Asset Securitization II, LLC, Series 2024-1, Class C (c)	8.349%	07/15/31	2,000,000	2,044,896
				30,578,925
Student Loan - 0.6%
Ascent Career Funding Trust, Series 2024-1A, Class A (c)	6.770%	10/25/32	3,321,827	3,329,980
Ascent Career Funding Trust, Series 2024-1A, Class B (c)	9.730%	10/25/32	2,000,000	2,012,377
College Ave Student Loans, Series 2018-A, Class B (c)	4.750%	12/26/47	47,409	45,885

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

September 30, 2024 (Unaudited)

Securitized - 63.5% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Student Loan - 0.6% (Continued)
College Ave Student Loans, Series 2018-A, Class C (c)	5.500%	12/26/47	$43,590	$42,280
College Ave Student Loans, Series 2019-A, Class C (c)	4.460%	12/28/48	129,968	124,778
College Ave Student Loans, Series 2019-A, Class A1 (1* SOFR + 140) (b)(c)	6.369%	12/28/48	74,964	74,873
College Ave Student Loans, Series 2021-A, Class B (c)	2.320%	07/25/51	361,727	330,654
College Ave Student Loans, Series 2021-A, Class D (c)	4.120%	07/25/51	274,745	254,522
Laurel Road Prime Student Loan, Series 2019-A, Class A2FX (c)	2.730%	10/25/48	696,307	687,227
Prodigy Finance, Series 2021-1A, Class A (1* TSFR1M + 136) (b)(c)	6.219%	07/25/51	202,536	201,752
SMB Private Education Loan Trust, Series 2018-C, Class B (c)	4.000%	11/17/42	200,000	193,889
Social Professional Loan Program, Series 2017-E, Class C (c)	4.160%	11/26/40	1,585,000	1,531,101
Social Professional Loan Program, Series 2020-A, Class BFX (c)	3.120%	05/15/46	425,000	365,870
Social Professional Loan Program, Series 2018-D, Class BFX (c)	4.140%	02/25/48	500,000	474,317
Social Professional Loan Program, Series 2019-B, Class BFX (c)	3.730%	08/17/48	750,000	693,362
Social Professional Loan Program, Series 2019-C, Class BFX (c)	3.050%	11/16/48	1,669,000	1,474,025
				11,836,892
Unsecured Consumer - 3.7%
ACHV ABS Trust, Series 2023-3PL, Class D (c)	8.360%	08/19/30	1,250,000	1,286,592
ACHV ABS Trust, Series 2023-4CP, Class C (c)	7.710%	11/25/30	2,500,000	2,533,717
ACHV ABS Trust, Series 2023-4CP, Class D (c)	8.600%	11/25/30	2,000,000	2,058,152
Affirm, Inc., Series 2022-Z1, Class B (c)	6.490%	06/15/27	1,500,000	1,510,944
AMCR ABS Trust, Series 2023-1, Class A (c)	7.660%	01/21/31	651,105	654,250
AMCR ABS Trust, Series 2023-1, Class B (c)	8.700%	01/21/31	2,000,000	2,045,521

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

September 30, 2024 (Unaudited)

Securitized - 63.5% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Unsecured Consumer - 3.7% (Continued)
Avant Loans Funding Trust, Series 2021-REV1, Class C (c)	2.300%	07/15/30	$548,180	$546,378
Bankers Healthcare Group Securitization Trust, Series 2023-B, Class C (c)	8.150%	12/17/36	1,000,000	1,063,837
Cherry Securitization Trust, Series 2024-1A, Class A (c)	5.700%	04/15/32	4,250,000	4,250,025
Freedom Financial Trust, Series 2022-3FP, Class D (c)	7.360%	08/20/29	5,500,000	5,565,046
Lendmark Funding Trust, Series 2020-2, Class B (c)	3.540%	04/21/31	1,195,000	1,145,254
Lendmark Funding Trust, Series 2020-2A, Class C (c)	4.690%	04/21/31	550,000	530,988
Lendmark Funding Trust, Series 2021-1A, Class C (c)	3.410%	11/20/31	750,000	702,179
Lendmark Funding Trust, Series 2023-1A, Class C (c)	6.160%	05/20/33	2,000,000	2,011,082
Mariner Finance Issuance Trust, Series 2021-AA, Class D (c)	4.340%	03/20/36	1,000,000	950,263
Mariner Finance Issuance Trust, Series 2024-AA, Class D (c)	6.770%	09/22/36	3,250,000	3,322,212
Oportun Funding XIV, LLC, Series 2021-A, Class C (c)	3.440%	03/08/28	750,693	737,069
Oportun Funding, LLC, Series 2022-1, Class C (c)	6.000%	06/15/29	1,000,000	998,601
Oportun Funding, LLC, Series 2024-1A, Class A (c)	6.334%	04/08/31	3,920,880	3,931,453
Oportun Funding, LLC, Series 2024-1A, Class B (c)	6.546%	04/08/31	3,750,000	3,781,009
Oportun Funding, LLC, Series 2024-1A, Class C (c)	7.421%	04/08/31	1,000,000	1,013,847
Oportun Funding, LLC, Series 2021-B, Class A (c)	1.470%	05/08/31	2,468,208	2,395,883
Oportun Funding, LLC, Series 2021-B, Class C (c)	3.650%	05/08/31	2,069,321	2,025,719

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

September 30, 2024 (Unaudited)

Securitized - 63.5% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Unsecured Consumer - 3.7% (Continued)
Oportun Funding, LLC, Series 2022-A, Class C (c)	7.400%	06/09/31	$2,500,000	$2,539,446
Oportun Funding, LLC, Series 2021-C, Class A (c)	2.180%	10/08/31	2,260,000	2,192,988
Oportun Funding, LLC, Series 2021-C, Class B (c)	2.670%	10/08/31	3,750,000	3,636,331
Pagaya AI Debt Selection Trust, Series 2024-1, Class A (c)	6.660%	07/15/31	1,022,168	1,039,688
Pagaya AI Debt Selection Trust, Series 2024-2, Class C (c)	7.573%	08/15/31	3,998,222	4,054,015
Purchasing Power Funding, Series 2024-A, Class D (c)	7.260%	08/15/28	2,230,000	2,280,891
Reach Financial, LLC, Series 2021-1A, Class B (c)	2.170%	05/15/29	360,497	359,447
Reach Financial, LLC, Series 2024-1A, Class B (c)	6.290%	02/18/31	3,000,000	3,058,718
Reach Financial, LLC, Series 2024-1A, Class C (c)	6.900%	02/18/31	1,150,000	1,193,341
Regional Management Issuance Trust, Series 2020-1, Class A (c)	2.340%	10/15/30	202,859	201,907
Regional Management Issuance Trust, Series 2021-1, Class C (c)	3.040%	03/17/31	1,191,000	1,146,403
Regional Management Issuance Trust, Series 2021-2, Class C (c)	3.230%	08/15/33	650,000	597,448
Republic Finance Issuance Trust, Series 2020-A, Class B (c)	3.540%	11/20/30	1,185,000	1,178,365
Republic Finance Issuance Trust, Series 2024-A, Class C (c)	8.350%	08/20/32	1,750,000	1,784,830
Upstart Pass-Through Trust, Series 2021-ST4, Class A (c)	2.000%	07/20/27	888,093	868,926
Upstart Pass-Through Trust, Series 2021-1A, Class C (c)	1.750%	10/20/29	192,116	191,682
Upstart Pass-Through Trust, Series 2022-ST1, Class A (c)	2.600%	03/20/30	122,753	121,581

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

September 30, 2024 (Unaudited)

Securitized - 63.5% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Unsecured Consumer - 3.7% (Continued)
Upstart Securitization Trust, Series 2022-4, Class A (c)	5.980%	08/20/32	$502,173	$502,424
Upstart Structured Pass-Through Trust, Series 2022-2A, Class A (c)	4.250%	06/17/30	462,251	444,601
				72,453,053

Total Securitized (Cost $1,228,839,366)				$1,232,777,753

Treasury - 15.9%	Coupon	Maturity	Shares / Par Value	Fair Value
U.S. Treasury Notes	1.625%	02/15/26	$5,000,000	$4,855,273
U.S. Treasury STRIPS	0.125%	04/15/26	5,996,000	5,829,106
U.S. Treasury Notes (a)	2.250%	08/15/27	2,000,000	1,927,891
U.S. Treasury Notes	0.500%	10/31/27	11,000,000	10,019,453
U.S. Treasury Notes	1.250%	09/30/28	21,000,000	19,190,391
U.S. Treasury Notes (a)	3.875%	11/30/29	5,000,000	5,065,430
U.S. Treasury Notes	0.625%	08/15/30	25,500,000	21,489,727
U.S. Treasury STRIPS	0.000%	11/15/31	2,000,000	1,526,388
U.S. Treasury STRIPS	0.000%	02/15/33	2,000,000	1,447,709
U.S. Treasury STRIPS	0.000%	05/15/33	2,100,000	1,503,863
U.S. Treasury STRIPS	0.000%	08/15/33	4,000,000	2,832,378
U.S. Treasury STRIPS	0.000%	08/15/34	10,000,000	6,783,674
U.S. Treasury STRIPS	0.000%	11/15/34	5,000,000	3,352,588
U.S. Treasury STRIPS	0.000%	05/15/35	5,000,000	3,278,157
U.S. Treasury STRIPS	0.000%	02/15/36	15,000,000	9,511,145
U.S. Treasury STRIPS	0.000%	02/15/37	15,000,000	9,070,737
U.S. Treasury STRIPS	0.000%	02/15/38	10,000,000	5,748,227
U.S. Treasury STRIPS	0.000%	11/15/38	15,000,000	8,312,762
U.S. Treasury Bonds	1.125%	08/15/40	31,000,000	20,303,789
U.S. Treasury Bonds	1.375%	11/15/40	42,000,000	28,500,937
U.S. Treasury STRIPS	0.000%	08/15/41	15,000,000	7,220,530
U.S. Treasury STRIPS	0.625%	02/15/43	24,621,840	19,757,099
U.S. Treasury STRIPS	0.000%	08/15/43	10,000,000	4,343,492
U.S. Treasury Bonds	2.250%	08/15/46	37,000,000	26,488,242

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

September 30, 2024 (Unaudited)

Treasury - 15.9% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
U.S. Treasury Bonds	3.000%	02/15/48	$68,000,000	$55,305,781
U.S. Treasury Bonds	1.250%	05/15/50	20,000,000	10,703,125
U.S. Treasury Bonds	1.625%	11/15/50	26,000,000	15,293,281
Total Treasury (Cost $311,557,371)				$309,661,175

Registered Investment Companies - 4.1%	Shares	Fair Value
State Street Institutional US Government Money Market Fund - Premier Class, 4.94% (f)	60,352,988	$60,352,988
State Street Navigator Securities Lending Portfolio I, 4.74% (f)(g)	19,082,577	19,082,577
Total Registered Investment Companies (Cost $79,435,566)		$79,435,565

Total Investment Securities - 101.0% (Cost $1,951,283,952)		$1,960,316,622

Liabilities in Excess of Other Assets - (1.0)%		(19,078,532)

Net Assets - 100.0%		$1,941,238,090

(a)	All or a portion of the security is on loan. The total fair value of the securities on loan as of September 30, 2024 was $43,678,765.
(b)	Variable rate security. The rate shown is the effective interest rate as of September 30, 2024. The benchmark on which the rate is calculated is shown parenthetically, if applicable. Certain variable rate securities are not based on a published rate and spread but are determined by the issuer or agent and may be based on index changes, prerepayment of underlying positions and/or other variables. These securities do not indicate a reference rate and spread in their description above.
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities have been deemed liquid under procedures approved by the Fund’s Board of Trustees and may normally be sold to qualified institutional buyers in transactions exempt from registration. The total fair value of these securities as of September 30, 2024 was $635,427,995, representing 32.7% of net assets.
(d)	Illiquid security as determined under procedures approved by the Board of Trustees. The total fair value of these securities as of September 30, 2024 was $16,758,582 representing 0.9% of net assets.
(e)	Percentage rounds to less than 0.1%.
(f)	The rate shown is the 7-day effective yield as of September 30, 2024.
(g)	This security was purchased using cash collateral held from securities on loan. Securities on loan are also collateralized by various U.S. Treasury and government agency securities in the amount of $26,029,825.

BV -	Besloten Vennootschap
CV -	Convertible Security
GMNT -	Global Medium-Term Note
IO -	Interest Only
NA -	National Association
NV -	Naamloze Vennootschap
plc -	Public Limited Company
PO -	Principal Only
REIT -	Real Estate Investment Trust
SA -	Societe Anonyme
Prime -	Short-term interest rate in the banking system of the U.S.
SOFR -	Secured Overnight Financing Rate
TSFR -	CME Term SOFR